UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

July 31, 2016

EMD-QTLY-0916
1.931230.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Argentina - 1.2%
Grupo Superveille SA sponsored ADR	27,400	$371,270
Inversiones y Representaciones SA ADR	27,000	498,960

TOTAL ARGENTINA		870,230

Bangladesh - 0.5%
BRAC Bank Ltd.	449,466	352,376
Bermuda - 1.9%
Digital China Holdings Ltd. (H Shares)	154,000	119,692
PAX Global Technology Ltd.	445,000	367,660
Shangri-La Asia Ltd.	666,000	715,068
VimpelCom Ltd. sponsored ADR	32,600	133,008

TOTAL BERMUDA		1,335,428

Brazil - 5.0%
Cosan SA Industria e Comercio	26,260	275,769
Direcional Engenharia SA	219,000	432,272
Fibria Celulose SA	32,600	198,974
FPC Par Corretora de Seguros	132,000	529,645
Metalurgica Gerdau SA rights 8/9/16	3,056	15,222
Minerva SA (a)	122,600	362,990
QGEP Participacoes SA	327,200	616,578
Smiles SA	51,100	818,886
Tegma Gestao Logistica SA	128,200	337,264

TOTAL BRAZIL		3,587,600

British Virgin Islands - 1.1%
Arcos Dorados Holdings, Inc. Class A (a)	121,900	668,012
Dolphin Capital Investors Ltd. (a)	1,343,300	99,112

TOTAL BRITISH VIRGIN ISLANDS		767,124

Canada - 1.5%
Pan American Silver Corp.	24,700	481,650
Torex Gold Resources, Inc. (a)	29,670	615,374

TOTAL CANADA		1,097,024

Cayman Islands - 9.5%
51job, Inc. sponsored ADR (a)(b)	11,700	372,294
58.com, Inc. ADR (a)(b)	17,100	889,371
Casetek Holdings	48,000	193,846
China State Construction International Holdings Ltd.	376,000	503,052
GCL-Poly Energy Holdings Ltd.	1,040,000	142,091
Goodbaby International Holdings Ltd.	506,000	229,573
Haitian International Holdings Ltd.	303,000	507,708
Ju Teng International Holdings Ltd.	416,000	132,440
Kingboard Laminates Holdings Ltd.	574,000	365,483
Kingsoft Corp. Ltd.	76,000	129,305
Lee's Pharmaceutical Holdings Ltd.	376,000	294,659
Pico Far East Holdings Ltd.	2,320,000	717,674
Semiconductor Manufacturing International Corp. (a)	2,077,000	168,383
SITC International Holdings Co. Ltd.	937,000	554,345
Sunny Optical Technology Group Co. Ltd.	108,000	430,140
TPK Holding Co. Ltd.	30,000	57,513
Uni-President China Holdings Ltd.	841,000	644,972
Yirendai Ltd. sponsored ADR	16,000	410,240

TOTAL CAYMAN ISLANDS		6,743,089

Chile - 3.8%
Compania Cervecerias Unidas SA sponsored ADR	22,000	503,140
CorpBanca SA	45,526,053	396,393
Empresas CMPC SA	154,503	324,181
Inversiones La Construccion SA	28,922	331,345
Quinenco SA	93,980	184,472
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	14,100	349,398
Vina Concha y Toro SA	372,483	634,641

TOTAL CHILE		2,723,570

China - 5.7%
BBMG Corp. (H Shares)	1,500,000	549,082
China Longyuan Power Grid Corp. Ltd. (H Shares)	331,200	265,527
Huangshan Tourism Development Co. Ltd.	535,800	729,760
Qingdao Haier Co. Ltd.	570,386	940,138
Tong Ren Tang Technologies Co. Ltd. (H Shares)	460,000	725,717
Zhengzhou Yutong Bus Co. Ltd.	140,419	485,951
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	71,500	394,437

TOTAL CHINA		4,090,612

Colombia - 0.3%
Organizacion Terpel SA	59,128	187,592
Cyprus - 0.5%
Global Ports Investment PLC GDR (Reg. S) (a)	144,900	376,740
Egypt - 0.4%
Citadel Capital Corp. (a)	1,032,100	117,390
Commercial International Bank SAE sponsored GDR	42,300	160,317

TOTAL EGYPT		277,707

Georgia - 0.2%
TBC Bank JSC unit	8,575	113,190
Greece - 0.6%
Titan Cement Co. SA (Reg.)	17,400	397,623
Hong Kong - 2.8%
BYD Electronic International Co. Ltd. (a)	146,000	111,028
China Resources Beer Holdings Co. Ltd.	240,000	464,632
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	80,000	32,172
Far East Horizon Ltd.	497,584	391,223
Techtronic Industries Co. Ltd.	231,500	980,200

TOTAL HONG KONG		1,979,255

India - 13.8%
Adani Ports & Special Economic Zone	129,133	450,236
Alembic Pharmaceuticals Ltd. (a)	79,752	750,977
Arvind Mills Ltd.	81,291	371,728
Dr Lal Pathlabs Ltd.	22,335	325,869
Edelweiss Financial Services Ltd.	431,938	613,351
Exide Industries Ltd.	173,595	466,445
Grasim Industries Ltd.	8,861	650,666
IDFC Ltd.	317,213	260,319
Iifl Holdings Ltd. (a)	115,270	462,861
Indraprastha Gas Ltd. (a)	50,968	495,763
JK Cement Ltd.	32,200	344,608
LIC Housing Finance Ltd.	47,601	371,353
Mahindra Lifespace Developers Ltd.	42,765	285,025
Manappuram General Finance & Leasing Ltd.	732,000	900,518
Marksans Pharma Ltd.	475,274	337,622
Mphasis BFL Ltd.	48,914	396,933
Power Grid Corp. of India Ltd.	252,209	665,948
Redington India Ltd.	97,326	150,395
Solar Industries India Ltd.	27,640	273,166
The Jammu & Kashmir Bank Ltd.	200,767	202,559
Torrent Pharmaceuticals Ltd.	30,938	668,587
VST Industries Ltd. (a)	12,885	393,838

TOTAL INDIA		9,838,767

Indonesia - 1.6%
Link Net Tbk PT	381,500	127,278
PT Bank Danamon Indonesia Tbk Series A	820,800	219,323
PT Indo Tambangraya Megah Tbk	408,000	391,694
PT Panin Life Tbk (a)	23,451,300	379,561

TOTAL INDONESIA		1,117,856

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	189,760	375,220
Korea (South) - 10.9%
AMOREPACIFIC Group, Inc.	2,849	369,950
Binggrea Co. Ltd.	3,195	180,594
BS Financial Group, Inc.	55,802	441,783
Com2uS Corp.	2,252	233,942
Daou Technology, Inc.	20,645	493,491
Devsisters Co. Ltd. (a)	6,881	166,955
E-Mart Co. Ltd.	16	2,351
Fila Korea Ltd.	7,591	603,023
Hanon Systems	40,466	416,369
Hyundai Glovis Co. Ltd.	6,313	953,077
Hyundai HCN	114,997	395,276
Hyundai Industrial Development & Construction Co.	7,283	289,933
Hyundai Wia Corp.	5,281	407,654
Koh Young Technology, Inc.	5,832	245,009
Korea Express Co. Ltd. (a)	2,360	425,216
Korean Reinsurance Co.	41,722	453,663
Medy-Tox, Inc.	1,880	732,707
NCSOFT Corp.	1,944	438,483
Nice Information & Telecom, Inc.	9,861	299,516
Silicon Works Co. Ltd.	7,289	206,985

TOTAL KOREA (SOUTH)		7,755,977

Malaysia - 1.1%
Inari Amertron Bhd	266,000	202,580
Top Glove Corp. Bhd	547,200	576,708

TOTAL MALAYSIA		779,288

Mexico - 4.8%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	43,900	431,906
Grupo Comercial Chedraui S.A.B. de CV	170,100	385,923
Grupo GICSA SA de CV (a)	319,532	221,542
Industrias Penoles SA de CV	26,155	672,972
Macquarie Mexican (REIT)	390,272	499,340
Megacable Holdings S.A.B. de CV unit	77,600	311,021
Qualitas Controladora S.A.B. de CV	293,900	412,557
Tenedora Nemak SA de CV	22,800	25,913
Terrafina	279,600	463,912

TOTAL MEXICO		3,425,086

Netherlands - 1.2%
Yandex NV (a)	38,500	833,525
Pakistan - 0.5%
Habib Bank Ltd.	172,400	357,760
Panama - 0.7%
Copa Holdings SA Class A	7,800	522,600
Philippines - 0.6%
Alliance Global Group, Inc.	1,224,000	419,731
Poland - 0.6%
Asseco Poland SA	20,100	276,311
Prime Car Management SA	19,300	160,416

TOTAL POLAND		436,727

Romania - 0.3%
Banca Transilvania SA	399,713	228,909
Russia - 1.7%
Inter Rao Ues JSC	13,451,004	532,822
RusHydro PJSC (a)	38,141,300	408,867
Sistema JSFC sponsored GDR	34,060	277,248

TOTAL RUSSIA		1,218,937

Singapore - 0.4%
First Resources Ltd.	244,500	294,523
South Africa - 3.1%
Alexander Forbes Group Holdings Ltd.	424,062	191,238
Bidvest Group Ltd.	51,400	590,602
Imperial Holdings Ltd.	43,100	514,607
Northam Platinum Ltd. (a)	121,200	448,609
Reunert Ltd.	94,600	425,934

TOTAL SOUTH AFRICA		2,170,990

Sri Lanka - 0.6%
Hatton National Bank PLC	278,137	404,424
Taiwan - 10.0%
ADLINK Technology, Inc.	95,087	194,543
Advantech Co. Ltd.	99,000	771,614
Chipbond Technology Corp.	118,000	161,504
Cleanaway Co. Ltd.	74,000	403,501
CTCI Corp.	281,000	397,404
Cub Elecparts, Inc.	46,892	569,589
Elite Semiconductor Memory Technology, Inc.	137,000	126,585
eMemory Technology, Inc.	22,000	221,597
Everlight Electronics Co. Ltd.	152,000	247,927
FLEXium Interconnect, Inc.	78,442	209,547
Forhouse Corp.	462,000	201,097
Hermes Microvision, Inc.	4,000	170,338
Inventec Corp.	415,000	322,802
Lite-On Technology Corp.	316,640	475,672
Powertech Technology, Inc.	174,000	444,037
Radiant Opto-Electronics Corp.	84,000	134,901
Sirtec International Co. Ltd.	168,000	203,275
St.Shine Optical Co. Ltd.	27,000	654,232
Synnex Technology International Corp.	262,000	310,425
Tong Hsing Electronics Industries Ltd.	102,000	379,867
Universal Cement Corp.	275,568	185,767
Vanguard International Semiconductor Corp.	188,000	341,507

TOTAL TAIWAN		7,127,731

Thailand - 2.2%
Delta Electronics PCL (For. Reg.)	110,600	226,249
PTT Global Chemical PCL (For. Reg.)	237,600	414,419
Star Petroleum Refining PCL	1,186,900	313,508
Thai Union Frozen Products PCL (For. Reg.)	995,200	622,893

TOTAL THAILAND		1,577,069

Turkey - 2.1%
Aksa Akrilik Kimya Sanayii	242,000	631,033
Aselsan A/S	144,000	455,506
Tupras Turkiye Petrol Rafinelleri A/S	18,576	397,020

TOTAL TURKEY		1,483,559

United Arab Emirates - 0.3%
National Bank of Ras Al-Khaimah PSC	152,077	202,885
United Kingdom - 0.5%
BGEO Group PLC	9,440	341,194
Vietnam - 0.4%
FTP Corp.	163,990	301,520
TOTAL COMMON STOCKS
(Cost $65,429,127)		66,113,438

Nonconvertible Preferred Stocks - 2.9%
Brazil - 2.4%
Banco ABC Brasil SA	105,300	457,911
Banco do Estado Rio Grande do Sul SA	116,000	385,665
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	35,000	346,500
Metalurgica Gerdau SA (PN)	615,600	516,417

TOTAL BRAZIL		1,706,493

Korea (South) - 0.5%
LG Chemical Ltd.	2,144	341,984
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,621,211)		2,048,477
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.31% 9/29/16 to 10/20/16 (Cost $79,962)(c)	80,000	79,965
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.42% (d)	3,039,986	3,039,986
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	1,555,800	1,555,800
TOTAL MONEY MARKET FUNDS
(Cost $4,595,786)		4,595,786
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $71,726,086)		72,837,666
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,669,002)
NET ASSETS - 100%		$71,168,664

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
29 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	1,278,175	$92,396

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,965.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,175
Fidelity Securities Lending Cash Central Fund	11,298
Total	$17,473

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,131,833	$11,131,833	$--	$--
Consumer Staples	4,892,619	4,892,619	--	--
Energy	1,994,569	1,994,569	--	--
Financials	12,118,874	12,118,874	--	--
Health Care	5,067,078	5,067,078	--	--
Industrials	9,642,325	9,642,325	--	--
Information Technology	12,906,324	12,737,941	168,383	--
Materials	6,780,112	6,129,446	650,666	--
Telecommunication Services	912,754	912,754	--	--
Utilities	2,715,427	2,715,427	--	--
Government Obligations	79,965	--	79,965	--
Money Market Funds	4,595,786	4,595,786	--	--
Total Investments in Securities:	$72,837,666	$71,938,652	$899,014	$--
Derivative Instruments:
Assets
Futures Contracts	$92,396	$92,396	$--	$--
Total Assets	$92,396	$92,396	$--	$--
Total Derivative Instruments:	$92,396	$92,396	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$22,365,321

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Consumer Discretionary
Beginning Balance	$792,670
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(792,670)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2016	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $72,098,434. Net unrealized appreciation aggregated $739,232, of which $9,521,557 related to appreciated investment securities and $8,782,325 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

July 31, 2016

EUR-QTLY-0916
1.804873.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bailiwick of Jersey - 4.8%
Shire PLC	652,600	$42,159,572
Wolseley PLC	265,134	14,783,443

TOTAL BAILIWICK OF JERSEY		56,943,015

Bermuda - 2.5%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	7,485,844
Vostok New Ventures Ltd. SDR (a)	3,662,236	22,576,014

TOTAL BERMUDA		30,061,858

Denmark - 4.3%
DONG Energy A/S	385,200	15,689,249
DSV de Sammensluttede Vognmaend A/S	236,000	10,506,151
Novozymes A/S Series B	343,955	16,878,404
Scandinavian Tobacco Group A/S	493,189	8,709,592

TOTAL DENMARK		51,783,396

Finland - 1.7%
Amer Group PLC (A Shares)	234,400	6,651,063
Valmet Corp.	1,047,200	13,674,589

TOTAL FINLAND		20,325,652

France - 9.4%
Bollore Group	3,447,549	12,480,417
Capgemini SA	198,200	19,045,454
Eurazeo SA	217,617	13,909,221
Havas SA	2,857,100	24,071,776
Publicis Groupe SA	196,146	14,604,796
Wendel SA	167,500	17,878,190
Zodiac Aerospace	454,600	10,241,092

TOTAL FRANCE		112,230,946

Germany - 12.8%
Brenntag AG	389,700	19,348,753
CompuGroup Medical AG	259,600	11,208,791
CTS Eventim AG	365,769	12,729,983
Fresenius SE & Co. KGaA	206,797	15,441,784
GEA Group AG	332,091	17,722,943
LEG Immobilien AG	244,965	24,590,866
SAP AG	587,805	51,446,694

TOTAL GERMANY		152,489,814

Ireland - 3.0%
DCC PLC (United Kingdom)	149,700	13,363,225
Ryanair Holdings PLC sponsored ADR	152,067	10,761,782
United Drug PLC (United Kingdom)	1,554,241	11,961,224

TOTAL IRELAND		36,086,231

Isle of Man - 3.5%
Gaming VC Holdings SA	586,400	4,897,009
Paysafe Group PLC (a)	4,237,010	21,644,838
Playtech Ltd.	1,358,287	15,630,349

TOTAL ISLE OF MAN		42,172,196

Malta - 0.9%
Kambi Group PLC (a)	752,299	10,440,050
Netherlands - 6.5%
CSM NV (exchangeable)	489,300	11,772,245
Koninklijke Philips Electronics NV	1,044,600	27,782,985
Koninklijke Wessanen NV	858,800	10,475,110
RELX NV	794,789	14,321,614
Wolters Kluwer NV	316,200	13,300,874

TOTAL NETHERLANDS		77,652,828

Norway - 1.6%
TGS Nopec Geophysical Co. ASA (b)	1,181,700	19,622,286
Spain - 1.4%
Amadeus IT Holding SA Class A	342,900	16,099,296
Sweden - 17.3%
Dometic Group AB	1,899,000	13,315,414
Getinge AB (B Shares)	2,070,400	41,979,011
H&M Hennes & Mauritz AB (B Shares)	748,827	22,613,109
Hemfosa Fastigheter AB	1,417,560	15,199,384
Indutrade AB	903,300	19,085,736
Lundbergfoeretagen AB	94,092	5,662,894
Nordea Bank AB	3,277,000	29,200,801
Pandox AB (b)	781,300	13,339,714
Svenska Cellulosa AB (SCA) (B Shares)	776,700	23,090,283
Svenska Handelsbanken AB (A Shares)	1,953,700	23,489,393

TOTAL SWEDEN		206,975,739

Switzerland - 5.9%
ABB Ltd. (Reg.)	291,450	6,191,009
Nestle SA	550,986	44,151,962
Panalpina Welttransport Holding AG	151,620	20,524,705

TOTAL SWITZERLAND		70,867,676

United Kingdom - 23.0%
Bunzl PLC	460,058	14,399,628
CMC Markets PLC	3,189,300	11,742,486
Dechra Pharmaceuticals PLC	982,700	17,297,372
Diploma PLC	1,298,700	14,669,655
Essentra PLC	1,990,100	12,773,920
Howden Joinery Group PLC	1,125,900	6,437,113
International Personal Finance PLC	4,993,203	17,716,730
Micro Focus International PLC	611,300	15,662,724
Prudential PLC	1,465,649	25,837,158
Saga PLC	3,108,100	8,370,799
Shawbrook Group PLC (a)	3,061,100	7,616,280
Softcat PLC	2,303,478	10,587,572
St. James's Place Capital PLC	1,046,662	12,826,997
Standard Chartered PLC (United Kingdom)	4,774,215	38,201,257
William Hill PLC	11,166,573	47,234,474
Worldpay Group PLC (a)	3,322,800	12,902,440

TOTAL UNITED KINGDOM		274,276,605

TOTAL COMMON STOCKS
(Cost $1,154,886,904)		1,178,027,588

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.42% (d)	177,343	177,343
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	11,935,645	11,935,645
TOTAL MONEY MARKET FUNDS
(Cost $12,112,988)		12,112,988
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,166,999,892)		1,190,140,576
NET OTHER ASSETS (LIABILITIES) - 0.4%		4,628,342
NET ASSETS - 100%		$1,194,768,918

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,832
Fidelity Securities Lending Cash Central Fund	699,562
Total	$728,394

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$1,697,310	$5,886,498	$--	$--	$7,485,844
Total	$1,697,310	$5,886,498	$--	$--	$7,485,844

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,519,876	$113,350,679	$84,169,197	$--
Consumer Staples	77,717,355	10,475,110	67,242,245	--
Energy	19,622,286	19,622,286	--	--
Financials	291,013,906	241,687,355	49,326,551	--
Health Care	140,047,754	97,888,182	42,159,572	--
Industrials	231,973,226	183,215,789	48,757,437	--
Information Technology	163,019,367	111,572,673	51,446,694	--
Materials	41,424,569	41,424,569	--	--
Utilities	15,689,249	15,689,249	--	--
Money Market Funds	12,112,988	12,112,988	--	--
Total Investments in Securities:	$1,190,140,576	$847,038,880	$343,101,696	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$46,018,397
Level 2 to Level 1	$17,988,270

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,171,695,953. Net unrealized appreciation aggregated $18,444,623, of which $120,122,393 related to appreciated investment securities and $101,677,770 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

July 31, 2016

GSV-S-QTLY-0916
1.907949.106

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 4.4%
CSL Ltd.	4,638,835	$415,983,355
Sydney Airport unit	7,532,050	43,273,300
Transurban Group unit	10,438,207	99,632,394

TOTAL AUSTRALIA		558,889,049

Austria - 1.5%
Andritz AG	2,717,698	138,550,419
Buwog-Gemeinnuetzige Wohnung	2,046,329	49,622,292

TOTAL AUSTRIA		188,172,711

Belgium - 4.1%
Anheuser-Busch InBev SA NV	3,640,981	470,386,306
KBC Groep NV (a)	1,122,855	58,355,033

TOTAL BELGIUM		528,741,339

Canada - 0.4%
Pason Systems, Inc.	3,687,269	49,393,279
Cayman Islands - 0.9%
58.com, Inc. ADR (a)	976,900	50,808,569
Alibaba Group Holding Ltd. sponsored ADR (a)	769,100	63,435,368

TOTAL CAYMAN ISLANDS		114,243,937

Denmark - 3.2%
Jyske Bank A/S (Reg.)	1,334,500	55,497,614
Novo Nordisk A/S Series B sponsored ADR	6,129,281	349,185,139

TOTAL DENMARK		404,682,753

Finland - 0.3%
Tikkurila Oyj	1,960,479	37,721,145
France - 1.1%
Essilor International SA (b)	1,128,168	144,480,979
Germany - 3.3%
Bayer AG	1,383,800	148,755,557
SAP AG	3,125,191	273,527,370

TOTAL GERMANY		422,282,927

Hong Kong - 1.9%
AIA Group Ltd.	39,602,000	245,266,563
India - 0.6%
Housing Development Finance Corp. Ltd.	3,993,267	82,345,593
Ireland - 3.2%
CRH PLC sponsored ADR	6,810,505	209,491,134
James Hardie Industries PLC CDI	12,279,270	203,429,562

TOTAL IRELAND		412,920,696

Isle of Man - 0.4%
Playtech Ltd.	4,792,493	55,149,123
Israel - 0.4%
Azrieli Group	1,019,186	44,715,677
Italy - 0.6%
Azimut Holding SpA	1,613,606	25,364,402
Interpump Group SpA	3,440,349	55,694,572

TOTAL ITALY		81,058,974

Japan - 13.9%
Astellas Pharma, Inc.	16,116,600	268,530,535
Coca-Cola Central Japan Co. Ltd.	1,180,100	22,773,189
DENSO Corp.	4,593,600	177,862,589
East Japan Railway Co.	1,253,100	114,946,483
Hoya Corp.	2,955,500	104,863,660
Japan Tobacco, Inc.	4,759,000	185,599,684
Keyence Corp.	296,200	208,931,712
Misumi Group, Inc.	1,841,700	33,826,372
Mitsui Fudosan Co. Ltd.	5,634,000	121,951,990
Nintendo Co. Ltd.	205,400	42,634,386
Olympus Corp.	2,764,900	95,410,685
OSG Corp.	3,087,200	51,430,825
Seven Bank Ltd.	16,719,600	57,117,081
Shinsei Bank Ltd.	31,098,000	46,652,122
SHO-BOND Holdings Co. Ltd. (c)	1,496,100	75,401,136
USS Co. Ltd.	10,690,800	181,334,056

TOTAL JAPAN		1,789,266,505

Kenya - 0.3%
Safaricom Ltd.	223,964,300	42,076,133
Korea (South) - 0.6%
BGFretail Co. Ltd.	446,900	80,119,114
Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	777,412	69,578,374
Netherlands - 0.9%
ASML Holding NV (Netherlands)	1,023,000	112,326,088
South Africa - 1.6%
Clicks Group Ltd.	6,902,484	61,788,575
Naspers Ltd. Class N	948,010	148,764,879

TOTAL SOUTH AFRICA		210,553,454

Spain - 4.9%
Amadeus IT Holding SA Class A	3,818,800	179,294,226
Hispania Activos Inmobiliarios SA	2,473,010	33,094,958
Inditex SA	9,743,471	336,965,692
Merlin Properties Socimi SA	2,920,800	33,438,253
Prosegur Compania de Seguridad SA (Reg.)	7,501,289	50,989,562

TOTAL SPAIN		633,782,691

Sweden - 4.1%
ASSA ABLOY AB (B Shares)	14,933,417	327,610,295
Fagerhult AB	452,500	10,364,614
Intrum Justitia AB	782,800	25,120,589
Svenska Cellulosa AB (SCA) (B Shares)	2,861,600	85,071,654
Svenska Handelsbanken AB (A Shares)	6,938,413	83,420,746

TOTAL SWEDEN		531,587,898

Switzerland - 13.2%
Nestle SA	8,880,297	711,601,624
Novartis AG	4,760,410	394,843,705
Roche Holding AG (participation certificate)	1,643,432	419,515,653
Schindler Holding AG:
(participation certificate)	758,219	145,432,225
(Reg.)	154,309	29,804,627

TOTAL SWITZERLAND		1,701,197,834

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,690,000	101,287,519
United Kingdom - 11.2%
Associated British Foods PLC	2,224,900	79,237,677
BAE Systems PLC	12,625,600	89,144,066
Berendsen PLC	5,189,100	87,698,159
Howden Joinery Group PLC	5,721,200	32,709,840
Informa PLC	10,545,180	99,645,972
InterContinental Hotel Group PLC ADR(b)	6,243,352	252,855,756
Prudential PLC	8,975,918	158,231,753
Reckitt Benckiser Group PLC	3,978,587	385,764,481
Rightmove PLC	570,970	30,611,392
SABMiller PLC	2,713,836	158,534,383
Shaftesbury PLC	3,385,400	41,847,007
Unite Group PLC	2,394,258	20,073,593

TOTAL UNITED KINGDOM		1,436,354,079

United States of America - 18.2%
Alphabet, Inc. Class A	232,294	183,823,534
Autoliv, Inc. (b)	1,210,227	128,042,017
Berkshire Hathaway, Inc. Class B (a)	922,750	133,125,143
China Biologic Products, Inc. (a)	563,750	67,300,475
Domino's Pizza, Inc.	783,740	115,444,902
Martin Marietta Materials, Inc.	440,200	89,206,530
MasterCard, Inc. Class A	2,329,310	221,843,484
McGraw Hill Financial, Inc.	830,171	101,446,896
Mohawk Industries, Inc. (a)	875,415	182,909,210
Molson Coors Brewing Co. Class B	875,100	89,400,216
Moody's Corp.	709,300	75,192,893
MSCI, Inc. Class A	822,200	70,742,088
Philip Morris International, Inc.	1,753,392	175,795,082
PriceSmart, Inc.	663,475	51,671,433
ResMed, Inc.	1,227,900	84,577,752
Reynolds American, Inc.	2,981,500	149,253,890
Sherwin-Williams Co.	283,200	84,883,536
SS&C Technologies Holdings, Inc.	2,000,356	64,451,470
Visa, Inc. Class A	3,527,496	275,321,063

TOTAL UNITED STATES OF AMERICA		2,344,431,614

TOTAL COMMON STOCKS
(Cost $9,526,630,268)		12,422,626,048

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.42% (d)	336,732,846	336,732,846
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	43,332,932	43,332,932
TOTAL MONEY MARKET FUNDS
(Cost $380,065,778)		380,065,778
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $9,906,696,046)		12,802,691,826
NET OTHER ASSETS (LIABILITIES) - 0.5%		67,822,557
NET ASSETS - 100%		$12,870,514,383

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,202,715
Fidelity Securities Lending Cash Central Fund	1,701,115
Total	$2,903,830

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$61,860,089	$--	$2,777,406	$1,075,014	$75,401,136
Total	$61,860,089	$--	$2,777,406	$1,075,014	$75,401,136

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,623,825,073	$778,897,857	$844,927,216	$--
Consumer Staples	2,776,575,682	915,378,744	1,861,196,938	--
Energy	49,393,279	49,393,279	--	--
Financials	1,537,501,697	1,070,128,005	467,373,692	--
Health Care	2,493,447,495	1,061,527,700	1,431,919,795	--
Industrials	1,411,629,478	719,270,301	692,359,177	--
Information Technology	1,863,445,304	1,124,738,229	738,707,075	--
Materials	624,731,907	624,731,907	--	--
Telecommunication Services	42,076,133	42,076,133	--	--
Money Market Funds	380,065,778	380,065,778	--	--
Total Investments in Securities:	$12,802,691,826	$6,766,207,933	$6,036,483,893	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$589,675,963
Level 2 to Level 1	$885,385,238

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $9,920,605,156. Net unrealized appreciation aggregated $2,882,086,670, of which $3,163,911,308 related to appreciated investment securities and $281,824,638 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

July 31, 2016

ISC-QTLY-0916
1.804839.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 4.5%
Aub Group Ltd.	550,234	$4,260,952
Austal Ltd.	2,172,581	1,915,221
Challenger Ltd.	600,621	4,336,198
GUD Holdings Ltd. (a)	1,286,901	9,828,703
Imdex Ltd. (b)(c)	13,086,370	3,878,545
Life Healthcare Group Ltd.	2,075,053	2,885,794
Monadelphous Group Ltd. (a)	8,707	69,676
Nanosonics Ltd. (b)	1,719,782	3,581,038
Programmed Maintenance Services Ltd.	2,408,776	3,770,932
SAI Global Ltd.	1,348,285	3,647,680
SomnoMed Ltd. (a)(b)	726,815	1,905,584

TOTAL AUSTRALIA		40,080,323

Austria - 2.0%
Andritz AG	118,732	6,053,052
Buwog-Gemeinnuetzige Wohnung	121,228	2,939,709
IMMOFINANZ Immobilien Anlagen AG (a)(b)	1,973,943	4,298,979
RHI AG	218,140	4,527,642

TOTAL AUSTRIA		17,819,382

Bailiwick of Jersey - 0.6%
Regus PLC	1,228,200	4,962,533
Belgium - 1.0%
Barco NV	67,583	5,200,643
Econocom Group SA	287,003	3,758,985

TOTAL BELGIUM		8,959,628

Bermuda - 1.6%
BW Offshore Ltd. (a)	71,549,686	2,120,079
Hiscox Ltd.	311,955	4,376,283
Petra Diamonds Ltd.	3,093,474	4,902,635
Travelport Worldwide Ltd.	250,900	3,384,641

TOTAL BERMUDA		14,783,638

Brazil - 0.4%
Banco ABC Brasil SA rights 8/2/16 (b)	54,374	75,916
MAHLE Metal Leve SA	374,900	3,087,167

TOTAL BRAZIL		3,163,083

British Virgin Islands - 0.2%
Gem Diamonds Ltd.	1,174,862	2,040,768
Canada - 4.6%
AutoCanada, Inc. (a)	259,484	4,223,211
Dorel Industries, Inc. Class B (sub. vtg.)	122,003	3,518,104
Genesis Land Development Corp.	1,179,822	2,539,195
Jean Coutu Group, Inc. Class A (sub. vtg.)	206,613	2,992,419
Lassonde Industries, Inc. Class A (sub. vtg.)	39,269	6,046,521
McCoy Global, Inc. (b)	1,341,870	1,849,934
Open Text Corp.	136,048	8,290,108
ShawCor Ltd. Class A	107,585	2,453,859
Western Forest Products, Inc.	1,875,000	3,073,182
Whitecap Resources, Inc.	886,253	6,577,407

TOTAL CANADA		41,563,940

Cayman Islands - 4.0%
AMVIG Holdings Ltd.	16,494,000	5,825,113
Best Pacific International Holdings Ltd.	1,678,000	1,137,642
China High Precision Automation Group Ltd. (b)	712,000	1
China Metal Recycling (Holdings) Ltd. (b)	436,800	1
Greatview Aseptic Pack Co. Ltd.	5,597,000	2,900,075
Haitian International Holdings Ltd.	2,655,000	4,448,727
Lifestyle China Group Ltd. (b)	3,347,000	668,675
Lifestyle International Holdings Ltd.	3,347,000	4,719,553
Pico Far East Holdings Ltd.	18,482,000	5,717,261
SITC International Holdings Co. Ltd.	12,351,000	7,307,059
Value Partners Group Ltd.	3,493,000	2,939,948

TOTAL CAYMAN ISLANDS		35,664,055

Chile - 1.0%
Quinenco SA	2,409,395	4,729,356
Vina San Pedro SA	380,410,732	3,951,414

TOTAL CHILE		8,680,770

Denmark - 0.7%
Jyske Bank A/S (Reg.)	158,103	6,575,001
Finland - 2.5%
Amer Group PLC (A Shares)	201,445	5,715,970
Asiakastieto Group Oyj	192,023	3,703,260
Cramo Oyj (B Shares)	186,710	4,406,539
Olvi PLC (A Shares)	131,638	3,835,284
Tikkurila Oyj	270,446	5,203,592

TOTAL FINLAND		22,864,645

France - 3.8%
ALTEN	99,119	6,872,749
Coface SA	358,202	1,823,740
Maisons du Monde SA	171,100	3,653,635
Rexel SA	314,500	4,674,668
The Lisi Group	115,009	3,124,496
The Vicat Group	88,556	5,286,899
Thermador Groupe SA	32,107	2,968,209
Wendel SA	54,135	5,778,124

TOTAL FRANCE		34,182,520

Germany - 2.0%
AURELIUS AG	85,535	5,210,777
CompuGroup Medical AG	178,949	7,726,510
mutares AG	150,700	2,272,830
SHW Group	115,039	3,215,340

TOTAL GERMANY		18,425,457

Greece - 0.4%
Metka Industrial-Construction	435,516	3,564,158
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	3,119,200	5,837,645
Far East Horizon Ltd.	4,517,000	3,551,467
Magnificent Hotel Investment Ltd.	117,556,000	2,621,312
Shun Ho Technology Holdings Ltd.	1,650,033	578,481
Techtronic Industries Co. Ltd.	1,040,500	4,405,602

TOTAL HONG KONG		16,994,507

India - 0.9%
Edelweiss Financial Services Ltd.	3,634,440	5,160,899
Torrent Pharmaceuticals Ltd.	126,796	2,740,129

TOTAL INDIA		7,901,028

Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	43,202,200	3,199,308
PT Media Nusantara Citra Tbk	17,616,500	2,891,589

TOTAL INDONESIA		6,090,897

Ireland - 2.2%
C&C Group PLC	773,756	3,117,673
Mincon Group PLC	5,579,806	4,054,845
Origin Enterprises PLC	709,500	4,284,187
United Drug PLC (United Kingdom)	1,030,649	7,931,732

TOTAL IRELAND		19,388,437

Isle of Man - 0.6%
Paysafe Group PLC (b)	1,050,400	5,365,986
Israel - 0.9%
Frutarom Industries Ltd.	167,089	8,360,585
Italy - 1.0%
Banco di Desio e della Brianza SpA	669,139	1,271,766
Recordati SpA	232,561	7,542,693

TOTAL ITALY		8,814,459

Japan - 22.3%
A/S One Corp.	142,500	5,880,587
Aeon Delight Co. Ltd.	192,900	5,865,126
Arc Land Sakamoto Co. Ltd.	432,300	4,799,768
Broadleaf Co. Ltd.	383,300	3,847,386
Central Automotive Products Ltd.	337,000	2,969,395
Daiwa Industries Ltd.	495,600	4,511,651
Dexerials Corp.	532,000	4,295,798
Fuji Corp.	149,100	2,462,983
Fukuda Denshi Co. Ltd.	80,100	4,878,982
Funai Soken Holdings, Inc.	190,320	2,641,736
GMO Internet, Inc.	446,600	5,782,765
Iida Group Holdings Co. Ltd.	227,851	4,510,958
Japan Meat Co. Ltd.	314,100	4,488,241
JSR Corp.	640,800	8,752,696
Kaken Pharmaceutical Co. Ltd.	86,700	5,733,175
KAWAI Musical Instruments Manufacturing Co. Ltd.	61,200	1,154,216
Kotobuki Spirits Co. Ltd.	111,700	3,383,736
Leopalace21 Corp.	966,500	6,925,537
Meitec Corp.	132,400	4,407,106
Minebea Mitsumi, Inc.	512,000	4,060,341
Miraca Holdings, Inc.	122,900	5,660,754
Mitani Shoji Co. Ltd.	247,700	7,630,833
Monex Group, Inc.	695,600	1,710,616
Nihon Parkerizing Co. Ltd.	518,300	6,238,524
Nitori Holdings Co. Ltd.	65,500	8,146,406
Paramount Bed Holdings Co. Ltd.	152,200	5,779,621
Ricoh Leasing Co. Ltd.	243,600	6,248,496
S Foods, Inc. (a)	337,600	9,078,175
San-Ai Oil Co. Ltd.	589,000	3,954,506
Shinsei Bank Ltd.	3,841,000	5,762,133
Ship Healthcare Holdings, Inc.	161,700	4,890,887
TKC Corp.	246,900	6,990,052
Toshiba Plant Systems & Services Corp.	552,900	9,766,032
Tsuruha Holdings, Inc.	78,600	8,937,840
VT Holdings Co. Ltd.	1,173,100	6,202,487
Welcia Holdings Co. Ltd.	77,700	5,126,622
Yamada Consulting Group Co. Ltd.	168,200	7,149,237

TOTAL JAPAN		200,625,404

Korea (South) - 1.3%
BGFretail Co. Ltd.	17,709	3,174,825
Fila Korea Ltd.	46,190	3,669,299
Hy-Lok Corp.	125,792	2,549,074
NS Shopping Co. Ltd. (b)	14,630	2,353,316

TOTAL KOREA (SOUTH)		11,746,514

Luxembourg - 0.3%
SAF-Holland SA	255,600	3,084,788
Mexico - 0.0%
Genomma Lab Internacional SA de CV (b)	66,889	76,699
Netherlands - 2.6%
Amsterdam Commodities NV	199,755	5,103,001
Arcadis NV	212,989	2,851,507
Basic-Fit NV	210,900	3,479,025
BinckBank NV (a)	926,159	5,171,016
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	65,247	1,094,922
IMCD Group BV	142,000	6,020,821

TOTAL NETHERLANDS		23,720,292

New Zealand - 1.7%
EBOS Group Ltd.	876,465	10,444,220
Nuplex Industries Ltd.	1,387,025	5,319,077

TOTAL NEW ZEALAND		15,763,297

Norway - 1.9%
ABG Sundal Collier ASA (a)	6,890,610	4,181,498
Ekornes A/S	356,197	4,221,769
Kongsberg Gruppen ASA	337,433	5,039,209
Spectrum ASA (b)	1,183,572	3,787,588

TOTAL NORWAY		17,230,064

Philippines - 0.3%
Century Pacific Food, Inc.	7,408,500	2,637,976
Romania - 0.4%
Banca Transilvania SA	6,683,667	3,827,632
Singapore - 1.8%
Boustead Projects Pte Ltd. (b)	618,906	283,902
Boustead Singapore Ltd.	2,730,069	1,629,041
Hour Glass Ltd.	8,087,500	4,825,837
Mapletree Industrial (REIT)	3,216,394	4,342,264
Wing Tai Holdings Ltd.	4,110,600	5,334,858

TOTAL SINGAPORE		16,415,902

South Africa - 1.0%
Clicks Group Ltd.	992,132	8,881,212
Spain - 0.6%
Hispania Activos Inmobiliarios SA (a)	414,485	5,546,829
Sweden - 0.8%
Addlife AB (b)	98,854	1,452,716
AddTech AB (B Shares)	225,019	3,254,190
Coor Service Management Holding AB	474,600	2,745,436

TOTAL SWEDEN		7,452,342

Switzerland - 3.3%
Allied World Assurance Co. Holdings AG	239,504	9,817,269
Daetwyler Holdings AG	26,071	3,496,936
Vontobel Holdings AG	189,326	8,722,045
VZ Holding AG	24,791	7,417,860

TOTAL SWITZERLAND		29,454,110

Taiwan - 2.2%
King's Town Bank	4,627,000	3,402,741
Makalot Industrial Co. Ltd.	473,000	2,452,780
Tripod Technology Corp.	2,830,000	5,807,819
Vanguard International Semiconductor Corp.	3,013,000	5,473,189
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,182,000	2,815,789

TOTAL TAIWAN		19,952,318

Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,612,900	5,345,080
TISCO Financial Group PCL	2,917,600	4,523,411

TOTAL THAILAND		9,868,491

Turkey - 0.4%
Aygaz A/S	864,000	3,250,719
United Kingdom - 14.2%
Aberdeen Asset Management PLC	892,249	3,758,059
AEW UK REIT PLC	2,828,268	3,569,954
Alliance Pharma PLC	4,392,658	2,659,659
Amec Foster Wheeler PLC	641,231	3,784,073
Ashmore Group PLC (a)	1,036,507	4,567,978
BBA Aviation PLC	1,180,829	3,719,388
Bond International Software PLC	899,666	1,339,496
Cineworld Group PLC	443,376	3,447,368
Close Brothers Group PLC	303,580	5,062,339
Countrywide PLC	1,578,707	5,181,563
Diploma PLC	347,751	3,928,072
Elementis PLC	1,211,800	3,550,717
Empiric Student Property PLC	2,048,472	3,117,708
Essentra PLC	610,800	3,920,562
Exova Group Ltd. PLC	1,002,769	2,660,865
Howden Joinery Group PLC	393,627	2,250,485
Informa PLC	468,257	4,424,763
ITE Group PLC	1,919,854	4,160,610
James Fisher and Sons PLC	164,400	3,254,925
Jardine Lloyd Thompson Group PLC	316,200	4,101,054
John Wood Group PLC	513,900	4,485,398
Luxfer Holdings PLC sponsored ADR	553,609	6,698,669
McColl's Retail Group PLC	2,893,181	6,279,528
Mears Group PLC	1,304,910	6,834,536
Melrose Industries PLC (a)	143,706	1,301,835
Micro Focus International PLC	507,044	12,991,471
PayPoint PLC	243,511	3,180,851
Sinclair Pharma PLC (a)(b)	6,297,432	2,541,973
Spectris PLC	189,947	4,723,531
The Restaurant Group PLC	676,100	3,169,327
Ultra Electronics Holdings PLC	154,825	3,505,893

TOTAL UNITED KINGDOM		128,172,650

United States of America - 0.9%
Dillard's, Inc. Class A	101,394	6,862,346
Hornbeck Offshore Services, Inc. (b)	152,170	1,214,317
YOU On Demand Holdings, Inc. warrants 8/30/17 (b)(d)	27,500	449

TOTAL UNITED STATES OF AMERICA		8,077,112

TOTAL COMMON STOCKS
(Cost $808,826,664)		852,030,151

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.4%
India - 0.4%
PC Jeweller Ltd. 13.00% (d)(e)	20,810,176	3,145,986
Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Banco ABC Brasil SA	1,117,476	4,859,490
TOTAL PREFERRED STOCKS
(Cost $7,067,359)		8,005,476

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.42% (f)	41,701,394	41,701,394
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)	7,003,648	7,003,648
TOTAL MONEY MARKET FUNDS
(Cost $48,705,042)		48,705,042
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $864,599,065)		908,740,669
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,474,372)
NET ASSETS - 100%		$900,266,297

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $3,146,435 or 0.4% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,743
Fidelity Securities Lending Cash Central Fund	209,841
Total	$318,584

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Imdex Ltd.	$1,246,756	$769,515	$--	$--	$3,878,545
Total	$1,246,756	$769,515	$--	$--	$3,878,545

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$138,725,429	$105,332,781	$33,392,648	$--
Consumer Staples	81,318,654	50,304,040	31,014,614	--
Energy	35,111,127	31,156,621	3,954,506	--
Financials	181,496,701	157,015,944	24,480,757	--
Health Care	84,312,753	51,488,747	32,824,006	--
Industrials	169,754,142	123,722,080	46,032,062	--
Information Technology	89,469,700	68,553,698	20,916,001	1
Materials	76,596,402	61,605,181	14,991,220	1
Utilities	3,250,719	3,250,719	--	--
Money Market Funds	48,705,042	48,705,042	--	--
Total Investments in Securities:	$908,740,669	$701,134,853	$207,605,814	$2

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$3,823,345
Level 2 to Level 1	$97,663,498

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $871,327,895. Net unrealized appreciation aggregated $37,412,774, of which $148,115,083 related to appreciated investment securities and $110,702,309 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

July 31, 2016

IVF-QTLY-0916
1.804818.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Argentina - 0.4%
Banco Macro SA sponsored ADR	100,600	$7,558,078
Australia - 3.1%
Amcor Ltd.	810,188	9,247,850
CSL Ltd.	117,487	10,535,541
Ramsay Health Care Ltd.	147,180	8,812,617
realestate.com.au Ltd.	167,939	8,330,100
Sydney Airport unit	1,506,729	8,656,493
Transurban Group unit	940,080	8,973,037

TOTAL AUSTRALIA		54,555,638

Austria - 0.4%
Buwog-Gemeinnuetzige Wohnung	311,935	7,564,243
Bailiwick of Jersey - 1.6%
Experian PLC	461,000	9,017,409
Wolseley PLC	155,754	8,684,591
WPP PLC	472,200	10,595,003

TOTAL BAILIWICK OF JERSEY		28,297,003

Belgium - 1.1%
Anheuser-Busch InBev SA NV	145,130	18,749,662
Brazil - 1.5%
Kroton Educacional SA	2,000,000	8,906,982
Qualicorp SA	1,253,100	8,309,169
Ultrapar Participacoes SA	373,400	8,526,566

TOTAL BRAZIL		25,742,717

Canada - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	207,300	9,372,281
Canadian National Railway Co.	186,500	11,822,927
CCL Industries, Inc. Class B	46,020	8,237,180
Constellation Software, Inc.	21,260	8,654,618
Open Text Corp.	137,200	8,360,305

TOTAL CANADA		46,447,311

Cayman Islands - 2.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	181,130	14,939,602
Tencent Holdings Ltd.	829,300	20,030,189

TOTAL CAYMAN ISLANDS		34,969,791

Denmark - 2.1%
Coloplast A/S Series B	108,300	8,486,922
Novo Nordisk A/S Series B sponsored ADR	319,780	18,217,867
Pandora A/S	74,000	9,631,550

TOTAL DENMARK		36,336,339

Finland - 0.5%
Sampo Oyj (A Shares)	232,600	9,639,935
France - 4.0%
Capgemini SA	108,530	10,428,876
Dassault Systemes SA	107,700	8,894,583
Essilor International SA	76,306	9,772,273
L'Oreal SA	64,700	12,293,283
Orpea	95,500	8,440,089
Sodexo SA	74,530	8,728,246
VINCI SA	156,600	11,886,100

TOTAL FRANCE		70,443,450

Germany - 6.3%
adidas AG	67,400	11,071,921
CTS Eventim AG	244,737	8,517,665
Deutsche Wohnen AG (Bearer)	251,600	9,416,143
Fresenius SE & Co. KGaA	133,020	9,932,766
Henkel AG & Co. KGaA	95,089	10,322,653
LEG Immobilien AG	81,585	8,189,928
ProSiebenSat.1 Media AG	216,560	9,919,912
Scout24 Holding GmbH (a)	207,006	8,516,724
Symrise AG	121,900	8,591,356
United Internet AG	198,717	8,784,428
Vonovia SE	257,700	10,213,450
Wirecard AG (b)	178,111	8,281,738

TOTAL GERMANY		111,758,684

Hong Kong - 1.3%
AIA Group Ltd.	2,298,200	14,233,413
Techtronic Industries Co. Ltd.	1,869,000	7,913,571

TOTAL HONG KONG		22,146,984

India - 2.9%
GlaxoSmithKline Consumer Healthcare Ltd. (a)	84,409	8,017,114
Godrej Consumer Products Ltd.	298,958	7,134,984
HDFC Bank Ltd.	392,537	8,727,911
Housing Development Finance Corp. Ltd.	532,155	10,973,626
IndusInd Bank Ltd.	422,758	7,456,537
ITC Ltd.	2,208,404	8,364,138

TOTAL INDIA		50,674,310

Indonesia - 1.5%
PT Bank Central Asia Tbk	8,318,700	9,177,021
PT Bank Rakyat Indonesia Tbk	10,140,400	8,922,251
PT Matahari Department Store Tbk	5,270,000	8,016,548

TOTAL INDONESIA		26,115,820

Ireland - 3.4%
Accenture PLC Class A	64,000	7,219,840
Allegion PLC	115,300	8,346,567
CRH PLC	311,500	9,473,976
Kerry Group PLC Class A	97,500	8,344,333
Kingspan Group PLC (Ireland)	365,408	8,397,255
Medtronic PLC	90,820	7,958,557
Paddy Power PLC (Ireland)	84,080	9,870,151

TOTAL IRELAND		59,610,679

Isle of Man - 0.5%
Playtech Ltd.	752,066	8,654,323
Israel - 0.7%
Check Point Software Technologies Ltd. (a)	40,400	3,105,952
Frutarom Industries Ltd.	169,700	8,491,230

TOTAL ISRAEL		11,597,182

Italy - 1.0%
Atlantia SpA	345,833	8,641,433
Recordati SpA	256,121	8,306,819

TOTAL ITALY		16,948,252

Japan - 12.3%
Astellas Pharma, Inc.	653,900	10,895,109
Benefit One, Inc.	283,400	8,773,660
Daito Trust Construction Co. Ltd.	56,100	9,420,295
Dentsu, Inc.	200,700	9,588,372
Dip Corp.	264,800	7,967,047
Japan Tobacco, Inc.	315,900	12,320,013
Kakaku.com, Inc.	353,700	7,338,107
Kansai Paint Co. Ltd.	393,700	8,244,784
Kao Corp.	185,900	10,011,313
KDDI Corp.	415,400	12,747,430
Keyence Corp.	14,760	10,411,317
Kusuri No Aoki Co. Ltd.	177,800	9,167,128
Misumi Group, Inc.	456,900	8,391,849
Nippon Telegraph & Telephone Corp.	217,500	10,335,550
Nitori Holdings Co. Ltd.	70,100	8,718,520
OBIC Co. Ltd.	135,300	7,876,171
Relo Holdings Corp.	48,600	7,583,549
Ryohin Keikaku Co. Ltd.	40,300	8,947,082
Seria Co. Ltd.	97,300	7,929,069
Shionogi & Co. Ltd.	172,300	8,936,827
SMS Co., Ltd.	313,700	7,408,207
Sundrug Co. Ltd.	87,400	7,581,652
Sysmex Corp.	114,100	7,903,910
Tsuruha Holdings, Inc.	67,100	7,630,141

TOTAL JAPAN		216,127,102

Kenya - 0.5%
Safaricom Ltd.	44,652,800	8,388,914
Korea (South) - 1.5%
AMOREPACIFIC Group, Inc.	66,463	8,630,395
LG Household & Health Care Ltd.	10,097	9,146,096
NAVER Corp.	13,269	8,466,023

TOTAL KOREA (SOUTH)		26,242,514

Luxembourg - 0.9%
Eurofins Scientific SA	20,700	7,763,185
Grand City Properties SA	391,299	8,705,698

TOTAL LUXEMBOURG		16,468,883

Mexico - 2.1%
Gruma S.A.B. de CV Series B	546,400	7,858,543
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	733,400	7,215,483
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	474,055	7,285,277
Grupo Aeroportuario Norte S.A.B. de CV	1,275,900	7,935,077
Megacable Holdings S.A.B. de CV unit	1,684,910	6,753,119

TOTAL MEXICO		37,047,499

Netherlands - 2.2%
Ahold Delhaize NV	429,584	10,258,672
Heineken NV (Bearer)	103,200	9,742,485
RELX NV	601,704	10,842,340
Wolters Kluwer NV	202,559	8,520,594

TOTAL NETHERLANDS		39,364,091

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	1,154,107	7,943,218
Philippines - 2.2%
Ayala Corp.	414,580	7,653,785
Ayala Land, Inc.	9,492,200	7,956,327
GT Capital Holdings, Inc.	243,135	7,945,420
SM Investments Corp.	541,924	7,923,303
SM Prime Holdings, Inc.	12,808,800	7,936,699

TOTAL PHILIPPINES		39,415,534

Russia - 0.5%
Magnit OJSC	58,663	9,076,364
South Africa - 1.3%
Capitec Bank Holdings Ltd.	184,500	8,180,801
Naspers Ltd. Class N	95,397	14,970,014

TOTAL SOUTH AFRICA		23,150,815

Spain - 1.6%
Aena SA	63,130	9,104,735
Amadeus IT Holding SA Class A	222,200	10,432,381
Grifols SA ADR	468,020	7,928,259

TOTAL SPAIN		27,465,375

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	433,762	9,515,900
Hexagon AB (B Shares)	235,800	9,300,280
Svenska Cellulosa AB (SCA) (B Shares)	305,300	9,076,173

TOTAL SWEDEN		27,892,353

Switzerland - 2.0%
Geberit AG (Reg.)	22,170	8,555,076
Givaudan SA	4,480	9,207,759
Partners Group Holding AG	18,040	8,254,994
Sika AG	1,880	8,818,077

TOTAL SWITZERLAND		34,835,906

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	720,900	20,026,602
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	664,900	7,540,497
United Kingdom - 11.4%
Auto Trader Group PLC	1,819,900	8,928,482
Big Yellow Group PLC	884,900	8,314,958
Booker Group PLC	3,343,495	7,699,410
British American Tobacco PLC (United Kingdom)	311,100	19,855,916
Bunzl PLC	257,942	8,073,480
Compass Group PLC	528,876	10,047,489
Dignity PLC	239,112	8,541,060
Diploma PLC	648,820	7,328,841
Halma PLC	529,700	7,353,820
Howden Joinery Group PLC	1,462,490	8,361,500
Imperial Tobacco Group PLC	244,219	12,875,136
Intertek Group PLC	166,600	7,992,645
London Stock Exchange Group PLC	261,454	9,602,091
Provident Financial PLC	213,200	7,643,702
Reckitt Benckiser Group PLC	141,780	13,747,013
Rightmove PLC	160,554	8,607,775
Sage Group PLC	962,100	9,072,200
St. James's Place Capital PLC	601,300	7,369,020
Unilever PLC	447,500	20,935,414
WH Smith PLC	429,000	8,681,051

TOTAL UNITED KINGDOM		201,031,003

United States of America - 19.1%
A.O. Smith Corp.	88,630	8,232,841
Acuity Brands, Inc.	28,910	7,586,851
Adobe Systems, Inc. (a)	79,300	7,760,298
Alphabet, Inc. Class C (a)	10,703	8,228,359
Altria Group, Inc.	130,000	8,801,000
Amazon.com, Inc. (a)	10,257	7,783,114
American Tower Corp.	70,600	8,173,362
Amphenol Corp. Class A	124,978	7,438,691
AutoZone, Inc. (a)	9,900	8,058,303
Cerner Corp. (a)	131,100	8,179,329
China Biologic Products, Inc. (a)	66,300	7,914,894
Constellation Brands, Inc. Class A (sub. vtg.)	46,660	7,681,636
Domino's Pizza, Inc.	54,930	8,091,189
Ecolab, Inc.	60,460	7,157,255
Equifax, Inc.	59,200	7,841,632
Facebook, Inc. Class A (a)	62,640	7,763,602
FactSet Research Systems, Inc.	46,360	7,972,066
Fiserv, Inc. (a)	71,285	7,867,013
Gartner, Inc. Class A (a)	73,900	7,408,475
HEICO Corp. Class A	144,670	8,343,119
Henry Schein, Inc. (a)	42,200	7,637,356
Home Depot, Inc.	57,200	7,907,328
International Flavors & Fragrances, Inc.	57,200	7,621,900
MasterCard, Inc. Class A	90,130	8,583,981
McGraw Hill Financial, Inc.	68,763	8,402,839
Mettler-Toledo International, Inc. (a)	20,320	8,355,787
Middleby Corp. (a)	67,650	8,143,707
Molson Coors Brewing Co. Class B	77,800	7,948,048
Moody's Corp.	79,330	8,409,773
MSCI, Inc. Class A	99,800	8,586,792
NIKE, Inc. Class B	140,930	7,821,615
O'Reilly Automotive, Inc. (a)	28,200	8,195,766
Philip Morris International, Inc.	80,600	8,080,956
PPG Industries, Inc.	73,446	7,690,531
Public Storage	33,900	8,099,388
Reynolds American, Inc.	174,900	8,755,494
Sherwin-Williams Co.	27,790	8,329,497
SS&C Technologies Holdings, Inc.	265,000	8,538,300
Starbucks Corp.	138,300	8,028,315
TransDigm Group, Inc. (a)	28,030	7,834,946
Verisk Analytics, Inc. (a)	90,900	7,751,952
Visa, Inc. Class A	100,468	7,841,527

TOTAL UNITED STATES OF AMERICA		336,848,827

TOTAL COMMON STOCKS
(Cost $1,463,056,632)		1,726,675,898

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.5%
Itausa-Investimentos Itau SA (PN)	3,694,000	9,524,377
Germany - 0.5%
Sartorius AG (non-vtg.)	101,356	8,099,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,452,087)		17,624,205

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.42% (c)	13,564,009	13,564,009
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	3,756,630	3,756,630
TOTAL MONEY MARKET FUNDS
(Cost $17,320,639)		17,320,639
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,491,829,358)		1,761,620,742
NET OTHER ASSETS (LIABILITIES) - 0.0%		(577,201)
NET ASSETS - 100%		$1,761,043,541

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,572
Fidelity Securities Lending Cash Central Fund	547,593
Total	$596,165

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$260,925,989	$158,296,267	$102,629,722	$--
Consumer Staples	309,477,446	168,109,738	141,367,708	--
Energy	8,526,566	8,526,566	--	--
Financials	277,808,472	252,076,717	25,731,755	--
Health Care	190,330,322	154,107,554	36,222,768	--
Industrials	254,158,183	209,774,774	44,383,409	--
Information Technology	310,489,836	249,458,798	61,031,038	--
Materials	101,111,395	83,392,635	17,718,760	--
Telecommunication Services	31,471,894	8,388,914	23,082,980	--
Money Market Funds	17,320,639	17,320,639	--	--
Total Investments in Securities:	$1,761,620,742	$1,309,452,602	$452,168,140	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$42,019,095
Level 2 to Level 1	$100,321,545

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,504,563,692. Net unrealized appreciation aggregated $257,057,050, of which $277,571,482 related to appreciated investment securities and $20,514,432 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

July 31, 2016

TIE-QTLY-0916
1.863105.108

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	4,800	$360,624
Grupo Financiero Galicia SA sponsored ADR	11,100	329,448

TOTAL ARGENTINA		690,072

Australia - 3.2%
Amcor Ltd.	27,302	311,637
Ansell Ltd.	32,018	471,312
Beacon Lighting Group Ltd.	40,231	42,803
CSL Ltd.	39,110	3,507,154
DuluxGroup Ltd.	24,523	123,745
Imdex Ltd. (a)	134,227	39,782
Macquarie Group Ltd.	13,734	776,420
RCG Corp. Ltd.	97,518	138,583
Sydney Airport unit	134,675	773,738
TFS Corp. Ltd.	64,586	80,004
Transurban Group unit	147,774	1,410,499
Westpac Banking Corp.	104,944	2,483,221

TOTAL AUSTRALIA		10,158,898

Austria - 0.6%
Andritz AG	25,772	1,313,877
Buwog-Gemeinnuetzige Wohnung	20,980	508,753
Zumtobel AG	4,500	68,296

TOTAL AUSTRIA		1,890,926

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	17,300	67,989
Wolseley PLC	9,252	515,877

TOTAL BAILIWICK OF JERSEY		583,866

Belgium - 1.7%
Anheuser-Busch InBev SA NV	36,271	4,685,930
Gimv NV	819	44,482
KBC Ancora (a)	4,281	132,242
KBC Groep NV (a)	9,289	482,751

TOTAL BELGIUM		5,345,405

Bermuda - 0.6%
Axalta Coating Systems (a)	12,100	345,455
China Gas Holdings Ltd.	254,000	401,377
China Resource Gas Group Ltd.	130,000	381,200
Credicorp Ltd. (United States)	3,400	545,122
Vostok New Ventures Ltd. SDR (a)	13,260	81,742

TOTAL BERMUDA		1,754,896

Brazil - 1.3%
BB Seguridade Participacoes SA	50,800	472,216
CCR SA	85,600	494,476
Cielo SA	51,636	585,253
Kroton Educacional SA	103,700	461,827
Odontoprev SA	82,400	330,373
Qualicorp SA	62,800	416,420
Smiles SA	23,300	373,386
Ultrapar Participacoes SA	23,000	525,204
Weg SA	92,700	436,568

TOTAL BRAZIL		4,095,723

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	16,000	308,800
Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	35,903	1,623,218
Canadian National Railway Co.	31,059	1,968,945
Cara Operations Ltd.	50,559	1,186,480
CCL Industries, Inc. Class B	8,166	1,461,643
Constellation Software, Inc.	3,782	1,539,594
Imperial Oil Ltd.	66,026	2,031,375
McCoy Global, Inc. (a)	15,800	21,782
New Look Vision Group, Inc.	3,100	67,430
Pason Systems, Inc.	91,878	1,230,763
Potash Corp. of Saskatchewan, Inc.	117,526	1,831,773
ShawCor Ltd. Class A	1,900	43,336
Tesco Corp.	6,300	41,643

TOTAL CANADA		13,047,982

Cayman Islands - 3.2%
58.com, Inc. ADR (a)	10,300	535,703
Alibaba Group Holding Ltd. sponsored ADR (a)	29,400	2,424,912
Baidu.com, Inc. sponsored ADR (a)	7,100	1,133,160
Ctrip.com International Ltd. ADR (a)	13,300	580,811
ENN Energy Holdings Ltd.	78,000	371,481
Fu Shou Yuan International Group Ltd.	449,000	300,938
International Housewares Retail Co. Ltd.	300,000	57,228
NetEase, Inc. sponsored ADR	2,200	449,394
New Oriental Education & Technology Group, Inc. sponsored ADR	9,200	405,352
Shenzhou International Group Holdings Ltd.	72,000	379,563
Sino Biopharmaceutical Ltd.	515,000	343,847
TAL Education Group ADR (a)	5,700	343,197
Tencent Holdings Ltd.	117,000	2,825,916
Value Partners Group Ltd.	60,000	50,500

TOTAL CAYMAN ISLANDS		10,202,002

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	13,300	329,574
China - 0.4%
Inner Mongoli Yili Industries Co. Ltd.	130,500	364,523
Jiangsu Hengrui Medicine Co. Ltd.	51,416	338,366
Kweichow Moutai Co. Ltd.	7,440	351,019
Shanghai International Airport Co. Ltd.	69,400	291,513

TOTAL CHINA		1,345,421

Denmark - 1.3%
Jyske Bank A/S (Reg.)	14,354	596,937
Novo Nordisk A/S Series B sponsored ADR	56,160	3,199,435
Scandinavian Tobacco Group A/S	3,110	54,922
Spar Nord Bank A/S	11,631	96,145

TOTAL DENMARK		3,947,439

Finland - 0.5%
Sampo Oyj (A Shares)	25,353	1,050,736
Tikkurila Oyj	26,280	505,648

TOTAL FINLAND		1,556,384

France - 6.3%
Atos Origin SA	15,094	1,479,439
AXA SA	70,706	1,439,033
Capgemini SA	15,702	1,508,838
Dassault Systemes SA	4,200	346,864
Elis SA	6,000	108,334
Essilor International SA	9,685	1,240,328
Havas SA	73,304	617,604
Laurent-Perrier Group SA	759	60,239
Orange SA	53,800	825,671
Renault SA	8,311	727,075
Sanofi SA	25,828	2,199,855
Societe Generale Series A	35,300	1,203,508
SR Teleperformance SA	6,300	585,940
Total SA	67,147	3,229,356
Unibail-Rodamco	4,400	1,210,861
Vetoquinol SA	1,700	75,264
VINCI SA	22,600	1,715,363
Virbac SA	730	143,804
Vivendi SA	50,652	994,588

TOTAL FRANCE		19,711,964

Germany - 3.7%
adidas AG	2,200	361,398
alstria office REIT-AG	4,200	58,460
Axel Springer Verlag AG	9,700	531,494
BASF AG	22,781	1,789,483
Bayer AG	15,212	1,635,258
CompuGroup Medical AG	7,646	330,133
Continental AG	2,683	562,424
CTS Eventim AG	8,480	295,132
Fielmann AG	2,558	197,672
Fresenius SE & Co. KGaA	16,100	1,202,207
GEA Group AG	15,343	818,821
Nexus AG	4,000	75,711
ProSiebenSat.1 Media AG	9,200	421,422
SAP AG	34,448	3,015,006
Wirecard AG (b)	7,500	348,732

TOTAL GERMANY		11,643,353

Hong Kong - 1.6%
AIA Group Ltd.	512,800	3,175,918
CSPC Pharmaceutical Group Ltd.	400,000	345,948
Guangdong Investment Ltd.	288,000	441,741
Power Assets Holdings Ltd.	85,000	832,098
Techtronic Industries Co. Ltd.	88,500	374,720

TOTAL HONG KONG		5,170,425

India - 3.2%
Amara Raja Batteries Ltd.	25,114	353,077
Asian Paints India Ltd.	26,222	438,305
Bharti Infratel Ltd.	69,450	411,980
Colgate-Palmolive (India)	26,340	368,831
Divi's Laboratories Ltd.	1,150	20,678
GlaxoSmithKline Consumer Healthcare Ltd. (a)	3,939	374,124
Godrej Consumer Products Ltd.	16,575	395,582
HDFC Bank Ltd.	19,066	423,925
Hindustan Unilever Ltd.	35,417	490,195
Housing Development Finance Corp. Ltd.	82,271	1,696,519
IndusInd Bank Ltd.	20,579	362,969
Infosys Ltd.	52,609	846,977
ITC Ltd.	159,838	605,372
Jyothy Laboratories Ltd.	16,417	70,934
LIC Housing Finance Ltd.	49,301	384,615
Lupin Ltd.	16,930	441,912
Power Grid Corp. of India Ltd.	150,441	397,234
Sun Pharmaceutical Industries Ltd.	42,915	534,353
Tata Consultancy Services Ltd.	17,174	674,876
Titan Co. Ltd.	52,860	334,187
Zee Entertainment Enterprises Ltd.	51,357	383,165

TOTAL INDIA		10,009,810

Indonesia - 1.1%
PT ACE Hardware Indonesia Tbk	4,534,100	335,770
PT Bank Central Asia Tbk	540,800	596,600
PT Bank Rakyat Indonesia Tbk	1,072,700	943,838
PT Kalbe Farma Tbk	3,083,900	394,361
PT Matahari Department Store Tbk	254,500	387,137
PT Surya Citra Media Tbk	1,450,700	349,980
PT Tower Bersama Infrastructure Tbk	680,400	296,086

TOTAL INDONESIA		3,303,772

Ireland - 1.8%
Allergan PLC (a)	1,900	480,605
CRH PLC	18,700	570,634
CRH PLC sponsored ADR	57,729	1,775,744
FBD Holdings PLC (a)	5,372	37,122
James Hardie Industries PLC:
CDI	12,845	212,802
sponsored ADR	106,725	1,772,702
Medtronic PLC	9,700	850,011

TOTAL IRELAND		5,699,620

Isle of Man - 0.2%
Playtech Ltd.	48,516	558,293
Israel - 0.8%
Azrieli Group	9,396	412,239
Check Point Software Technologies Ltd. (a)	1,492	114,705
Frutarom Industries Ltd.	7,300	365,268
Ituran Location & Control Ltd.	5,061	121,262
Strauss Group Ltd.	6,859	109,832
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,409	1,412,882

TOTAL ISRAEL		2,536,188

Italy - 1.2%
Azimut Holding SpA	23,314	366,475
Beni Stabili SpA SIIQ	155,426	101,740
Eni SpA	90,100	1,382,136
Interpump Group SpA	46,991	760,720
Intesa Sanpaolo SpA	280,300	618,526
Telecom Italia SpA (a)	609,100	520,470

TOTAL ITALY		3,750,067

Japan - 13.1%
Aoki Super Co. Ltd.	6,000	76,791
Artnature, Inc.	13,200	106,291
Asahi Co. Ltd.	5,300	75,093
Astellas Pharma, Inc.	182,700	3,044,099
Autobacs Seven Co. Ltd.	5,800	84,040
Azbil Corp.	8,700	262,578
Broadleaf Co. Ltd.	2,700	27,101
Central Automotive Products Ltd.	8,000	70,490
Century21 Real Estate Japan Ltd.	4,000	51,372
Coca-Cola Central Japan Co. Ltd.	1,400	27,017
Daiichikosho Co. Ltd.	3,300	150,649
Daikokutenbussan Co. Ltd.	5,000	217,474
Daito Trust Construction Co. Ltd.	4,600	772,431
DENSO Corp.	38,600	1,494,579
Dentsu, Inc.	20,000	955,493
East Japan Railway Co.	17,300	1,586,924
Fuji Heavy Industries Ltd.	19,800	756,455
Funai Soken Holdings, Inc.	3,300	45,806
GCA Savvian Group Corp.	6,800	58,839
Glory Ltd.	3,600	99,902
Goldcrest Co. Ltd.	7,960	125,346
Hokuriku Electrical Construction Co. Ltd.	6,000	45,950
Hoya Corp.	45,300	1,607,283
Hub Co. Ltd.	2,500	43,520
Itochu Corp.	81,000	918,366
Iwatsuka Confectionary Co. Ltd.	800	27,439
Japan Digital Laboratory Co.	6,600	91,005
Japan Tobacco, Inc.	66,100	2,577,882
KDDI Corp.	30,000	920,614
Keyence Corp.	2,521	1,778,247
Kobayashi Pharmaceutical Co. Ltd.	4,000	188,783
Koshidaka Holdings Co. Ltd.	4,000	80,319
Lasertec Corp.	6,300	88,205
Makita Corp.	10,900	766,876
Medikit Co. Ltd.	2,200	84,701
Meiko Network Japan Co. Ltd.	2,700	28,851
Misumi Group, Inc.	21,400	393,052
Mitsubishi UFJ Financial Group, Inc.	453,500	2,292,681
Mitsui Fudosan Co. Ltd.	46,000	995,703
Nagaileben Co. Ltd.	8,400	199,304
Nakano Refrigerators Co. Ltd.	2,000	52,786
ND Software Co. Ltd.	6,000	48,582
Nihon Parkerizing Co. Ltd.	21,200	255,174
Nintendo Co. Ltd.	1,800	373,622
Nippon Prologis REIT, Inc.	251	627,693
Nippon Telegraph & Telephone Corp.	37,500	1,781,991
NS Tool Co. Ltd.	3,800	66,589
OBIC Co. Ltd.	16,300	948,866
Olympus Corp.	50,200	1,732,293
ORIX Corp.	75,600	1,060,938
OSG Corp.	37,000	616,397
Paramount Bed Holdings Co. Ltd.	3,200	121,516
ProNexus, Inc.	8,400	88,771
San-Ai Oil Co. Ltd.	11,000	73,853
Seven & i Holdings Co. Ltd.	23,900	992,402
Seven Bank Ltd.	282,900	966,436
Shinsei Bank Ltd.	266,000	399,044
SHO-BOND Holdings Co. Ltd.	22,100	1,113,806
Shoei Co. Ltd.	5,800	96,014
SK Kaken Co. Ltd.	1,100	111,472
Software Service, Inc.	1,600	66,816
Sony Corp.	28,600	938,850
Sony Financial Holdings, Inc.	26,200	328,217
Techno Medica Co. Ltd.	1,800	27,846
The Monogatari Corp.	1,500	78,422
The Nippon Synthetic Chemical Industry Co. Ltd.	8,000	49,746
TKC Corp.	3,300	93,427
Tocalo Co. Ltd.	2,800	55,347
Toyota Motor Corp.	49,700	2,784,932
Tsutsumi Jewelry Co. Ltd.	2,400	46,933
USS Co. Ltd.	105,600	1,791,155
Workman Co. Ltd.	3,800	127,615
Yamada Consulting Group Co. Ltd.	2,000	85,009
Yamato Kogyo Co. Ltd.	1,700	48,001

TOTAL JAPAN		41,268,112

Kenya - 0.2%
Safaricom Ltd.	4,137,300	777,274
Korea (South) - 1.5%
AMOREPACIFIC Corp.	1,791	624,468
AMOREPACIFIC Group, Inc.	3,357	435,915
BGFretail Co. Ltd.	5,239	939,235
Coway Co. Ltd.	4,593	353,720
Hanssem Co. Ltd.	2,223	343,598
KT&G Corp.	5,024	546,283
Leeno Industrial, Inc.	959	36,238
LG Household & Health Care Ltd.	661	598,749
NAVER Corp.	1,060	676,312

TOTAL KOREA (SOUTH)		4,554,518

Luxembourg - 0.3%
Eurofins Scientific SA	1,000	375,033
RTL Group SA	6,027	513,921

TOTAL LUXEMBOURG		888,954

Malta - 0.1%
Brait SA	42,000	377,482
Mexico - 1.9%
Banregio Grupo Financiero S.A.B. de CV	57,000	326,557
Consorcio ARA S.A.B. de CV	254,355	93,874
El Puerto de Liverpool S.A.B. de CV Class C	32,700	316,937
Fomento Economico Mexicano S.A.B. de CV:
unit	66,700	596,743
sponsored ADR	6,733	602,604
Gruma S.A.B. de CV Series B	26,000	373,942
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	40,600	399,439
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	25,345	389,502
Grupo Aeroportuario Norte S.A.B. de CV	60,300	375,018
Grupo Financiero Banorte S.A.B. de CV Series O	104,100	570,135
Infraestructura Energetica Nova S.A.B. de CV	78,400	316,694
Kimberly-Clark de Mexico SA de CV Series A	175,900	397,862
Megacable Holdings S.A.B. de CV unit	76,700	307,414
Promotora y Operadora de Infraestructura S.A.B. de CV	32,100	374,346
Tenedora Nemak SA de CV	13,595	15,451
Wal-Mart de Mexico SA de CV Series V	241,000	550,765

TOTAL MEXICO		6,007,283

Netherlands - 1.9%
Aalberts Industries NV	6,100	202,514
ASML Holding NV (Netherlands)	9,000	988,206
Heijmans NV (Certificaten Van Aandelen) (a)	4,481	41,656
ING Groep NV (Certificaten Van Aandelen)	131,176	1,466,548
Mylan N.V. (a)	9,000	421,110
PostNL NV (a)	74,300	285,420
RELX NV	88,752	1,599,257
VastNed Retail NV	4,191	175,848
Wolters Kluwer NV	17,900	752,959

TOTAL NETHERLANDS		5,933,518

New Zealand - 0.0%
Auckland International Airport Ltd.	4,980	26,543
Norway - 0.0%
Kongsberg Gruppen ASA	4,700	70,190
Philippines - 1.1%
Ayala Corp.	23,750	438,462
Ayala Land, Inc.	536,100	449,357
D&L Industries, Inc.	1,552,100	327,053
GT Capital Holdings, Inc.	11,865	387,737
International Container Terminal Services, Inc.	177,130	240,559
Jollibee Food Corp.	16,980	91,881
Security Bank Corp.	71,540	332,462
SM Investments Corp.	28,350	414,497
SM Prime Holdings, Inc.	750,000	464,721
Universal Robina Corp.	92,530	393,486

TOTAL PHILIPPINES		3,540,215

Russia - 0.3%
Magnit OJSC	3,371	521,563
NOVATEK OAO GDR (Reg. S)	4,800	479,040

TOTAL RUSSIA		1,000,603

South Africa - 2.6%
Aspen Pharmacare Holdings Ltd.	20,300	548,402
Bidcorp Ltd. (a)	22,732	424,172
Capitec Bank Holdings Ltd.	8,600	381,327
Clicks Group Ltd.	60,693	543,302
Discovery Ltd.	43,967	395,889
FirstRand Ltd.	165,800	580,367
Mondi Ltd.	19,500	394,980
Mr Price Group Ltd.	27,900	460,067
Naspers Ltd. Class N	17,900	2,808,927
Remgro Ltd.	26,800	502,358
Sanlam Ltd.	97,800	460,774
Shoprite Holdings Ltd.	36,300	531,637

TOTAL SOUTH AFRICA		8,032,202

Spain - 2.7%
Amadeus IT Holding SA Class A	38,900	1,826,371
Hispania Activos Inmobiliarios SA	50,395	674,409
Iberdrola SA	5,648	38,802
Iberdrola SA	231,072	1,587,490
Inditex SA	84,736	2,930,488
Mediaset Espana Comunicacion SA	35,700	410,302
Merlin Properties Socimi SA	33,300	381,229
Prosegur Compania de Seguridad SA (Reg.)	92,376	627,920

TOTAL SPAIN		8,477,011

Sweden - 2.6%
Addlife AB (a)	3,000	44,087
AddTech AB (B Shares)	5,000	72,309
ASSA ABLOY AB (B Shares)	123,700	2,713,739
Fagerhult AB	37,655	862,496
Intrum Justitia AB	9,563	306,883
Loomis AB (B Shares)	3,300	95,217
Nordea Bank AB	154,067	1,372,865
Saab AB (B Shares)	3,600	123,604
Svenska Cellulosa AB (SCA) (B Shares)	25,700	764,028
Svenska Handelsbanken AB (A Shares)	57,945	696,674
Swedbank AB (A Shares)	50,100	1,052,703

TOTAL SWEDEN		8,104,605

Switzerland - 7.1%
ABB Ltd. (Reg.)	36,540	776,186
Credit Suisse Group AG	41,017	471,684
Lafargeholcim Ltd. (Reg.)	15,200	723,302
Nestle SA	88,162	7,064,651
Novartis AG	59,453	4,931,223
Roche Holding AG (participation certificate)	13,377	3,414,720
Schindler Holding AG:
(participation certificate)	6,506	1,247,901
(Reg.)	1,121	216,520
Sika AG	90	422,142
Syngenta AG (Switzerland)	821	322,887
Tecan Group AG	600	96,451
UBS Group AG	90,289	1,244,182
Zurich Insurance Group AG	5,922	1,421,831

TOTAL SWITZERLAND		22,353,680

Taiwan - 1.6%
Addcn Technology Co. Ltd.	8,500	68,253
Advantech Co. Ltd.	45,000	350,734
ECLAT Textile Co. Ltd.	35,643	400,464
Largan Precision Co. Ltd.	4,870	523,442
Taiwan Semiconductor Manufacturing Co. Ltd.	672,035	3,641,988

TOTAL TAIWAN		4,984,881

Thailand - 0.3%
Airports of Thailand PCL (For. Reg.)	34,200	387,855
Bangkok Dusit Medical Services PCL (For. Reg.)	502,400	324,548
Thai Beverage PCL	487,900	376,651

TOTAL THAILAND		1,089,054

Turkey - 0.4%
Bim Birlesik Magazalar A/S JSC	22,000	406,501
Tofas Turk Otomobil Fabrikasi A/S	41,462	327,538
Tupras Turkiye Petrol Rafinelleri A/S	20,000	427,455

TOTAL TURKEY		1,161,494

United Arab Emirates - 0.2%
DP World Ltd.	21,409	363,739
First Gulf Bank PJSC	108,142	356,263

TOTAL UNITED ARAB EMIRATES		720,002

United Kingdom - 11.3%
AA PLC	16,973	55,686
Alliance Pharma PLC	68,814	41,665
Associated British Foods PLC	17,600	626,807
AstraZeneca PLC (United Kingdom)	34,691	2,322,500
Aviva PLC	180,979	931,958
BAE Systems PLC	294,021	2,075,959
Bellway PLC	6,128	169,988
Berendsen PLC	62,955	1,063,968
British American Tobacco PLC (United Kingdom)	5,300	338,272
Britvic PLC	8,617	71,276
Bunzl PLC	37,495	1,173,578
Compass Group PLC	63,407	1,204,595
Dechra Pharmaceuticals PLC	9,600	168,978
DP Poland PLC (a)	200,000	128,375
Elementis PLC	47,708	139,790
Great Portland Estates PLC	14,372	130,006
Hikma Pharmaceuticals PLC	10,011	348,980
Hilton Food Group PLC	5,400	42,665
Howden Joinery Group PLC	73,700	421,365
HSBC Holdings PLC sponsored ADR	60,517	1,981,932
Imperial Tobacco Group PLC	34,446	1,815,980
Informa PLC	205,467	1,941,547
InterContinental Hotel Group PLC ADR	55,712	2,256,336
ITE Group PLC	44,000	95,355
ITV PLC	197,619	512,616
JUST EAT Ltd. (a)	9,740	69,221
Lloyds Banking Group PLC	1,759,000	1,237,193
Micro Focus International PLC	36,100	924,954
National Grid PLC	101,865	1,460,624
NMC Health PLC	21,600	315,881
Prudential PLC	76,137	1,342,179
Reckitt Benckiser Group PLC	34,951	3,388,855
Rightmove PLC	7,500	402,097
Rio Tinto PLC	60,003	1,947,232
Royal Dutch Shell PLC Class B (United Kingdom)	35,346	940,159
Shaftesbury PLC	38,037	470,176
Spectris PLC	8,370	208,142
Spirax-Sarco Engineering PLC	5,999	316,225
Taylor Wimpey PLC	20,400	41,766
Ted Baker PLC	3,075	95,717
Topps Tiles PLC	45,500	72,260
Ultra Electronics Holdings PLC	5,901	133,624
Unite Group PLC	22,251	186,554
Vodafone Group PLC sponsored ADR	60,426	1,867,163

TOTAL UNITED KINGDOM		35,480,199

United States of America - 10.6%
A.O. Smith Corp.	3,800	352,982
Alphabet, Inc.:
Class A	1,930	1,527,286
Class C (a)	448	344,418
Altria Group, Inc.	7,400	500,980
Amazon.com, Inc. (a)	480	364,229
American Tower Corp.	2,600	301,002
ANSYS, Inc. (a)	500	44,680
Autoliv, Inc.	10,954	1,158,933
Berkshire Hathaway, Inc. Class B (a)	7,716	1,113,187
Broadridge Financial Solutions, Inc.	1,340	90,691
Chevron Corp.	7,900	809,592
China Biologic Products, Inc. (a)	9,400	1,122,172
ConocoPhillips Co.	14,900	608,218
Constellation Brands, Inc. Class A (sub. vtg.)	6,100	1,004,243
Domino's Pizza, Inc.	7,900	1,163,670
Ecolab, Inc.	2,600	307,788
Edgewell Personal Care Co. (a)	5,000	423,050
Energizer Holdings, Inc.	800	41,224
Facebook, Inc. Class A (a)	2,500	309,850
Gartner, Inc. Class A (a)	3,200	320,800
International Flavors & Fragrances, Inc.	2,700	359,775
Kennedy-Wilson Holdings, Inc.	6,673	140,467
Martin Marietta Materials, Inc.	4,470	905,846
MasterCard, Inc. Class A	23,540	2,241,950
McGraw Hill Financial, Inc.	18,900	2,309,580
MercadoLibre, Inc.	2,100	321,468
Mettler-Toledo International, Inc. (a)	900	370,089
Mohawk Industries, Inc. (a)	8,165	1,705,995
Molson Coors Brewing Co. Class B	11,900	1,215,704
Monsanto Co.	3,400	363,018
Moody's Corp.	9,400	996,494
MSCI, Inc. Class A	11,500	989,460
NIKE, Inc. Class B	6,800	377,400
Philip Morris International, Inc.	18,300	1,834,758
PPG Industries, Inc.	3,600	376,956
PriceSmart, Inc.	7,585	590,720
ResMed, Inc.	12,020	827,938
Reynolds American, Inc.	24,600	1,231,476
Sherwin-Williams Co.	2,400	719,352
SS&C Technologies Holdings, Inc.	20,208	651,102
TransDigm Group, Inc. (a)	1,300	363,376
Visa, Inc. Class A	33,277	2,597,270

TOTAL UNITED STATES OF AMERICA		33,399,189

TOTAL COMMON STOCKS
(Cost $258,535,226)		305,887,889

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.2%
India - 0.2%
PC Jeweller Ltd. 13.00% (c)(d)	3,557,622	537,825
Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.6%
Ambev SA sponsored ADR	150,600	870,468
Itau Unibanco Holding SA	89,300	930,621
		1,801,089
Germany - 0.2%
Sartorius AG (non-vtg.)	3,800	303,676
Volkswagen AG	2,790	392,398
		696,074

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,497,163

TOTAL PREFERRED STOCKS
(Cost $2,861,820)		3,034,988

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.42% (e)	3,570,865	3,570,865
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	78,480	78,480
TOTAL MONEY MARKET FUNDS
(Cost $3,649,345)		3,649,345
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $265,046,391)		312,572,222
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,898,823
NET ASSETS - 100%		$314,471,045

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $537,825 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$530,934

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,722
Fidelity Securities Lending Cash Central Fund	63,694
Total	$73,416

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,816,265	$24,354,355	$20,461,910	$--
Consumer Staples	44,402,913	23,947,098	20,455,815	--
Energy	11,843,912	6,218,408	5,625,504	--
Financials	56,819,982	36,871,550	19,948,432	--
Health Care	42,968,099	21,532,103	21,435,996	--
Industrials	34,066,755	22,049,413	12,017,342	--
Information Technology	40,646,248	25,665,104	14,981,144	--
Materials	19,728,713	14,634,084	5,094,629	--
Telecommunication Services	7,401,249	3,352,503	4,048,746	--
Utilities	6,228,741	4,768,117	1,460,624	--
Money Market Funds	3,649,345	3,649,345	--	--
Total Investments in Securities:	$312,572,222	$187,042,080	$125,530,142	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$11,773,756
Level 2 to Level 1	$30,928,300

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $267,467,604. Net unrealized appreciation aggregated $45,104,618, of which $59,369,888 related to appreciated investment securities and $14,265,270 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

July 31, 2016

IGF-QTLY-0916
1.863103.108

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 4.6%
CSL Ltd.	640,976	$57,478,946
Sydney Airport unit	1,169,545	6,719,296
Transurban Group unit	1,481,213	14,138,137

TOTAL AUSTRALIA		78,336,379

Austria - 1.5%
Andritz AG	378,721	19,307,500
Buwog-Gemeinnuetzige Wohnung	280,559	6,803,393

TOTAL AUSTRIA		26,110,893

Belgium - 4.2%
Anheuser-Busch InBev SA NV	500,591	64,672,447
KBC Groep NV (a)	152,232	7,911,532

TOTAL BELGIUM		72,583,979

Canada - 0.4%
Pason Systems, Inc.	515,500	6,905,446
Cayman Islands - 1.0%
58.com, Inc. ADR (a)(b)	139,970	7,279,840
Alibaba Group Holding Ltd. sponsored ADR (a)	109,100	8,998,568

TOTAL CAYMAN ISLANDS		16,278,408

Denmark - 3.1%
Jyske Bank A/S (Reg.)	182,600	7,593,754
Novo Nordisk A/S Series B sponsored ADR	811,700	46,242,549

TOTAL DENMARK		53,836,303

Finland - 0.3%
Tikkurila Oyj	283,000	5,445,141
France - 1.1%
Essilor International SA (b)	152,171	19,488,068
Germany - 3.4%
Bayer AG	190,700	20,499,844
SAP AG	427,032	37,375,296

TOTAL GERMANY		57,875,140

Hong Kong - 2.0%
AIA Group Ltd.	5,506,800	34,105,194
India - 0.7%
Housing Development Finance Corp. Ltd.	586,036	12,084,712
Ireland - 3.3%
CRH PLC sponsored ADR (b)	946,466	29,113,294
James Hardie Industries PLC:
CDI	1,201,255	19,901,084
sponsored ADR	501,500	8,329,915

TOTAL IRELAND		57,344,293

Isle of Man - 0.4%
Playtech Ltd.	648,066	7,457,553
Israel - 0.3%
Azrieli Group	118,800	5,212,221
Italy - 0.7%
Azimut Holding SpA	234,600	3,687,696
Interpump Group SpA	532,426	8,619,253

TOTAL ITALY		12,306,949

Japan - 14.0%
Astellas Pharma, Inc.	2,097,000	34,939,660
DENSO Corp.	633,400	24,525,027
East Japan Railway Co.	176,500	16,190,291
Hoya Corp.	406,300	14,415,870
Japan Tobacco, Inc.	665,200	25,942,616
Keyence Corp.	41,662	29,387,282
Misumi Group, Inc.	252,500	4,637,649
Mitsui Fudosan Co. Ltd.	758,000	16,407,456
Nintendo Co. Ltd.	28,000	5,811,893
Olympus Corp.	380,300	13,123,326
OSG Corp.	418,600	6,973,615
Seven Bank Ltd.	2,301,600	7,862,669
Shinsei Bank Ltd.	4,366,000	6,549,719
SHO-BOND Holdings Co. Ltd.	207,600	10,462,720
USS Co. Ltd.	1,364,600	23,145,925

TOTAL JAPAN		240,375,718

Kenya - 0.4%
Safaricom Ltd.	35,969,100	6,757,508
Korea (South) - 0.7%
BGFretail Co. Ltd.	63,188	11,328,187
Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	110,755	9,912,573
Netherlands - 0.9%
ASML Holding NV (Netherlands)	140,300	15,405,034
South Africa - 1.6%
Clicks Group Ltd.	786,670	7,041,989
Naspers Ltd. Class N	129,700	20,352,955

TOTAL SOUTH AFRICA		27,394,944

Spain - 5.2%
Amadeus IT Holding SA Class A	515,600	24,207,631
Hispania Activos Inmobiliarios SA	322,524	4,316,165
Inditex SA	1,417,243	49,013,567
Merlin Properties Socimi SA	395,600	4,528,955
Prosegur Compania de Seguridad SA (Reg.)	1,089,149	7,403,425

TOTAL SPAIN		89,469,743

Sweden - 4.7%
ASSA ABLOY AB (B Shares)	2,036,683	44,680,887
Fagerhult AB	380,544	8,716,445
Intrum Justitia AB	107,100	3,436,912
Svenska Cellulosa AB (SCA) (B Shares)	397,600	11,820,132
Svenska Handelsbanken AB (A Shares)	950,020	11,422,119

TOTAL SWEDEN		80,076,495

Switzerland - 13.3%
Nestle SA	1,215,765	97,422,459
Novartis AG	615,183	51,025,255
Roche Holding AG (participation certificate)	219,236	55,963,942
Schindler Holding AG:
(participation certificate)	106,632	20,452,836
(Reg.)	18,350	3,544,284

TOTAL SWITZERLAND		228,408,776

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,527,000	13,694,680
United Kingdom - 10.8%
Associated British Foods PLC	287,900	10,253,282
BAE Systems PLC	1,793,000	12,659,621
Berendsen PLC	747,873	12,639,395
Howden Joinery Group PLC	775,100	4,431,482
Informa PLC	1,454,317	13,742,471
InterContinental Hotel Group PLC ADR	865,446	35,050,563
Prudential PLC	1,247,824	21,997,235
Reckitt Benckiser Group PLC	565,145	54,796,557
Rightmove PLC	81,100	4,348,011
SABMiller PLC	192,366	11,237,461
Shaftesbury PLC	362,533	4,481,279

TOTAL UNITED KINGDOM		185,637,357

United States of America - 19.0%
Alphabet, Inc. Class A	31,436	24,876,564
Autoliv, Inc. (b)	167,169	17,686,480
Berkshire Hathaway, Inc. Class B (a)	125,784	18,146,858
China Biologic Products, Inc. (a)	80,566	9,617,969
Domino's Pizza, Inc.	112,790	16,613,967
Martin Marietta Materials, Inc.	66,100	13,395,165
MasterCard, Inc. Class A	323,500	30,810,140
McGraw Hill Financial, Inc.	121,900	14,896,180
Mohawk Industries, Inc. (a)	122,200	25,532,468
Molson Coors Brewing Co. Class B	119,900	12,248,984
Moody's Corp.	100,200	10,622,202
MSCI, Inc. Class A	114,400	9,842,976
Philip Morris International, Inc.	238,308	23,892,760
PriceSmart, Inc.	89,600	6,978,048
ResMed, Inc.	177,700	12,239,976
Reynolds American, Inc.	402,900	20,169,174
Sherwin-Williams Co.	40,100	12,019,173
SS&C Technologies Holdings, Inc.	273,000	8,796,060
Visa, Inc. Class A	473,760	36,976,968

TOTAL UNITED STATES OF AMERICA		325,362,112

TOTAL COMMON STOCKS
(Cost $1,514,301,969)		1,699,193,806

Money Market Funds - 3.0%
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)
(Cost $51,982,120)	51,982,120	51,982,120
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $1,566,284,089)		1,751,175,926
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(33,909,787)
NET ASSETS - 100%		$1,717,266,139

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,488
Fidelity Securities Lending Cash Central Fund	464,539
Total	$577,027

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$225,663,423	$108,625,949	$117,037,474	$--
Consumer Staples	367,716,669	113,062,458	254,654,211	--
Energy	6,905,446	6,905,446	--	--
Financials	208,472,315	144,233,117	64,239,198	--
Health Care	335,035,405	145,067,508	189,967,897	--
Industrials	205,013,748	109,408,965	95,604,783	--
Information Technology	255,425,520	153,751,335	101,674,185	--
Materials	88,203,772	88,203,772	--	--
Telecommunication Services	6,757,508	6,757,508	--	--
Money Market Funds	51,982,120	51,982,120	--	--
Total Investments in Securities:	$1,751,175,926	$927,998,178	$823,177,748	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$75,455,279
Level 2 to Level 1	$99,720,508

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,570,514,561. Net unrealized appreciation aggregated $180,661,365, of which $238,891,801 related to appreciated investment securities and $58,230,436 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

July 31, 2016

GCS-QTLY-0916
1.879385.107

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Aerospace & Defense - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Group PLC	161,220	$1,686,943
Chemicals - 25.5%
Commodity Chemicals - 0.9%
Essentra PLC	29,300	188,069
LyondellBasell Industries NV Class A	26,600	2,001,916
Westlake Chemical Corp.	19,100	873,634
		3,063,619
Diversified Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	36,800	2,545,456
Eastman Chemical Co.	14,400	939,312
The Dow Chemical Co.	33,000	1,771,110
		5,255,878
Fertilizers & Agricultural Chemicals - 22.6%
Agrium, Inc.	87,000	7,896,067
CF Industries Holdings, Inc.	314,460	7,760,873
FMC Corp.	35,200	1,673,408
Monsanto Co.	188,400	20,115,464
OCI NV (a)	60,800	928,530
Potash Corp. of Saskatchewan, Inc.	525,700	8,193,616
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	191,200	4,737,936
Syngenta AG (Switzerland)	38,398	15,101,367
The Mosaic Co.	273,761	7,391,547
Yara International ASA	106,300	3,455,917
		77,254,725
Specialty Chemicals - 0.5%
W.R. Grace & Co.	22,100	1,654,627

TOTAL CHEMICALS		87,228,849

Containers & Packaging - 1.0%
Metal & Glass Containers - 0.2%
Ball Corp.	12,400	876,308
Paper Packaging - 0.8%
Graphic Packaging Holding Co.	78,700	1,073,468
Smurfit Kappa Group PLC	36,800	863,990
WestRock Co.	17,259	740,584
		2,678,042

TOTAL CONTAINERS & PACKAGING		3,554,350

Electrical Equipment - 0.7%
Electrical Components & Equipment - 0.7%
Regal Beloit Corp.	27,100	1,653,371
Zumtobel AG	48,100	730,006
		2,383,377
Energy Equipment & Services - 0.2%
Oil & Gas Equipment & Services - 0.2%
Amec Foster Wheeler PLC	111,400	657,401
Dril-Quip, Inc. (a)	2,607	141,899
		799,300
Food & Staples Retailing - 0.1%
Food Distributors - 0.1%
Andersons, Inc.	9,100	336,518
Food Products - 4.3%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	71,600	3,227,728
Bunge Ltd.	74,700	4,918,248
Darling International, Inc. (a)	23,500	370,830
First Resources Ltd.	1,458,300	1,756,660
Golden Agri-Resources Ltd.	2,492,100	669,170
Ingredion, Inc.	7,300	972,652
SLC Agricola SA	370,900	1,715,859
		13,631,147
Packaged Foods & Meats - 0.3%
Adecoagro SA (a)	84,600	927,216

TOTAL FOOD PRODUCTS		14,558,363

Household Products - 0.2%
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	22,800	677,814
Independent Power and Renewable Electricity Producers - 1.2%
Independent Power Producers & Energy Traders - 0.2%
China Resources Power Holdings Co. Ltd.	548,000	873,025
Renewable Electricity - 1.0%
Huaneng Renewables Corp. Ltd. (H Shares)	3,314,000	1,059,332
NextEra Energy Partners LP	71,500	2,232,945
		3,292,277

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		4,165,302

Machinery - 2.0%
Agricultural & Farm Machinery - 1.0%
AGCO Corp.	14,000	674,240
Deere & Co.	8,500	660,535
Jain Irrigation Systems Ltd. (a)	1,131,194	1,203,235
Kubota Corp.	72,400	1,048,869
		3,586,879
Construction Machinery & Heavy Trucks - 0.4%
Allison Transmission Holdings, Inc.	24,600	708,972
Caterpillar, Inc.	8,600	711,736
		1,420,708
Industrial Machinery - 0.6%
Andritz AG	24,300	1,238,833
Rexnord Corp. (a)	33,700	717,473
		1,956,306

TOTAL MACHINERY		6,963,893

Metals & Mining - 27.1%
Aluminum - 0.3%
Alcoa, Inc.	101,000	1,072,620
Diversified Metals & Mining - 11.6%
Anglo American PLC (United Kingdom)	145,451	1,598,689
BHP Billiton PLC	920,583	11,607,199
First Quantum Minerals Ltd.	170,924	1,477,986
Freeport-McMoRan, Inc.	119,800	1,552,608
Glencore Xstrata PLC	2,399,569	5,930,638
Grupo Mexico SA de CV Series B	632,811	1,527,184
Ivanhoe Mines Ltd. (a)	1,007,300	1,103,235
MMC Norilsk Nickel PJSC sponsored ADR	57,400	839,188
Rio Tinto PLC	368,187	11,948,494
South32 Ltd. (a)	526,378	734,038
Teck Resources Ltd. Class B (sub. vtg.)	50,300	801,703
Turquoise Hill Resources Ltd. (a)	169,600	604,021
		39,724,983
Gold - 9.9%
Agnico Eagle Mines Ltd. (Canada)	44,900	2,612,876
AngloGold Ashanti Ltd. sponsored ADR (a)	43,900	961,849
Argonaut Gold, Inc. (a)	193,700	531,112
B2Gold Corp. (a)	861,680	2,699,247
Barrick Gold Corp.	249,800	5,454,600
Compania de Minas Buenaventura SA sponsored ADR (a)	54,600	799,890
Continental Gold, Inc. (a)	381,300	1,127,268
Detour Gold Corp. (a)	29,500	771,363
Franco-Nevada Corp.	29,700	2,289,970
Goldcorp, Inc.	136,110	2,432,081
Newcrest Mining Ltd. (a)	116,347	2,266,039
Newmont Mining Corp.	124,600	5,482,400
Premier Gold Mines Ltd. (a)	360,500	1,369,494
Randgold Resources Ltd. sponsored ADR	21,400	2,516,854
Sibanye Gold Ltd. ADR (b)	53,800	1,003,370
Tahoe Resources, Inc.	46,300	718,800
Torex Gold Resources, Inc. (a)	38,870	806,188
		33,843,401
Precious Metals & Minerals - 0.4%
Impala Platinum Holdings Ltd. (a)	67,400	296,184
Industrias Penoles SA de CV	45,015	1,158,242
		1,454,426
Silver - 0.8%
Silver Wheaton Corp.	89,700	2,504,167
Steel - 4.1%
ArcelorMittal SA Class A unit (a)(b)	326,110	2,126,237
Hitachi Metals Ltd.	77,100	857,181
Hyundai Steel Co.	25,252	1,148,231
JFE Holdings, Inc.	59,900	780,673
Nippon Steel & Sumitomo Metal Corp.	129,300	2,430,787
Nucor Corp.	31,392	1,683,867
POSCO	15,862	3,235,294
Thyssenkrupp AG	80,800	1,851,855
		14,114,125

TOTAL METALS & MINING		92,713,722

Oil, Gas & Consumable Fuels - 28.8%
Coal & Consumable Fuels - 0.3%
Cameco Corp.	104,000	994,080
Integrated Oil & Gas - 14.8%
BP PLC	422,900	2,392,621
Cenovus Energy, Inc.	217,700	3,116,312
Chevron Corp.	126,600	12,973,968
China Petroleum & Chemical Corp. (H Shares)	1,130,000	810,405
Eni SpA	88,100	1,351,456
Exxon Mobil Corp.	60,600	5,390,370
Imperial Oil Ltd.	69,000	2,122,874
Lukoil PJSC sponsored ADR	48,400	2,069,100
Occidental Petroleum Corp.	9,500	709,935
Royal Dutch Shell PLC:
Class A (United Kingdom)	74,200	1,915,860
Class B (United Kingdom)	44,393	1,180,797
Statoil ASA	84,300	1,340,156
Suncor Energy, Inc.	295,732	7,959,271
Total SA	151,200	7,271,786
		50,604,911
Oil & Gas Exploration & Production - 13.4%
Anadarko Petroleum Corp.	133,500	7,279,755
Apache Corp.	24,100	1,265,250
Cabot Oil & Gas Corp.	59,900	1,477,733
Canadian Natural Resources Ltd.	22,000	666,243
Cimarex Energy Co.	5,800	696,116
CNOOC Ltd. sponsored ADR	14,800	1,781,772
Cobalt International Energy, Inc. (a)(b)	479,500	714,455
ConocoPhillips Co.	136,700	5,580,094
Continental Resources, Inc. (a)	18,400	810,520
Devon Energy Corp.	36,100	1,381,908
Diamondback Energy, Inc.	7,800	684,762
EOG Resources, Inc.	36,600	2,990,220
EQT Corp.	45,201	3,293,345
Hess Corp.	14,900	799,385
INPEX Corp.	80,600	640,756
Marathon Oil Corp.	65,400	892,056
Newfield Exploration Co. (a)	15,700	679,810
Noble Energy, Inc.	73,200	2,614,704
NOVATEK OAO GDR (Reg. S)	13,400	1,337,320
Oil Search Ltd. ADR	71,312	384,232
Parsley Energy, Inc. Class A (a)	24,600	701,346
PDC Energy, Inc. (a)	12,900	706,533
Pioneer Natural Resources Co.	13,410	2,180,064
PrairieSky Royalty Ltd.	91,398	1,778,749
SM Energy Co.	55,300	1,500,289
Southwestern Energy Co. (a)	51,300	747,954
Tullow Oil PLC (a)	165,400	432,763
Whiting Petroleum Corp. (a)	97,600	719,312
Woodside Petroleum Ltd.	58,911	1,187,733
		45,925,179
Oil & Gas Refining & Marketing - 0.3%
HollyFrontier Corp.	12,600	320,292
Phillips 66 Co.	9,000	684,540
		1,004,832

TOTAL OIL, GAS & CONSUMABLE FUELS		98,529,002

Paper & Forest Products - 4.7%
Forest Products - 0.7%
TFS Corp. Ltd.	829,147	1,027,080
West Fraser Timber Co. Ltd.	39,900	1,370,899
		2,397,979
Paper Products - 4.0%
Empresas CMPC SA	667,079	1,399,679
Fibria Celulose SA	262,200	1,600,339
Mondi PLC	191,700	3,881,692
Oji Holdings Corp.	224,000	934,157
Sappi Ltd. (a)	186,961	951,153
Stora Enso Oyj (R Shares)	242,200	2,198,730
UPM-Kymmene Corp.	135,000	2,781,640
		13,747,390

TOTAL PAPER & FOREST PRODUCTS		16,145,369

Real Estate Investment Trusts - 0.5%
Specialized REITs - 0.5%
Potlatch Corp.	41,500	1,587,375
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Equipment - 0.2%
SolarEdge Technologies, Inc. (a)(b)	35,700	639,030
TOTAL COMMON STOCKS
(Cost $401,595,947)		331,969,207

Nonconvertible Preferred Stocks - 1.1%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	8,542,720	11,306
Metals & Mining - 0.8%
Steel - 0.8%
Vale SA (PN-A) sponsored ADR	607,400	2,800,114
Oil, Gas & Consumable Fuels - 0.3%
Integrated Oil & Gas - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	137,600	1,003,104
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,933,841)		3,814,524

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.42% (c)	5,206,423	5,206,423
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	1,098,825	1,098,825
TOTAL MONEY MARKET FUNDS
(Cost $6,305,248)		6,305,248
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $413,835,036)		342,088,979
NET OTHER ASSETS (LIABILITIES) - 0.0%		14,762
NET ASSETS - 100%		$342,103,741

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,286
Fidelity Securities Lending Cash Central Fund	148,178
Total	$159,464

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$331,969,207	$262,490,553	$69,478,654	$--
Nonconvertible Preferred Stocks	3,814,524	3,814,524	--	--
Money Market Funds	6,305,248	6,305,248	--	--
Total Investments in Securities:	$342,088,979	$272,610,325	$69,478,654	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$5,370,335

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $419,326,725. Net unrealized depreciation aggregated $77,237,746, of which $19,955,390 related to appreciated investment securities and $97,193,136 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

July 31, 2016

FIV-QTLY-0916
1.834741.110

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 4.1%
Ansell Ltd.	101,524	$1,494,457
Macquarie Group Ltd.	43,380	2,452,388
Transurban Group unit	181,994	1,737,128
Westpac Banking Corp.	331,464	7,843,216

TOTAL AUSTRALIA		13,527,189

Bailiwick of Jersey - 0.5%
Wolseley PLC	29,337	1,635,784
Belgium - 0.4%
Anheuser-Busch InBev SA NV	10,070	1,300,965
Canada - 0.8%
Imperial Oil Ltd.	54,100	1,664,456
Potash Corp. of Saskatchewan, Inc.	66,000	1,028,683

TOTAL CANADA		2,693,139

Finland - 1.0%
Sampo Oyj (A Shares)	80,434	3,333,528
France - 17.1%
Atos Origin SA	47,862	4,691,197
AXA SA	224,121	4,561,388
Capgemini SA	49,893	4,794,323
Havas SA	232,403	1,958,053
Orange SA	170,700	2,619,739
Renault SA	26,245	2,296,004
Sanofi SA	81,896	6,975,348
Societe Generale Series A	111,900	3,815,086
SR Teleperformance SA	20,000	1,860,128
Total SA (a)	212,921	10,240,184
Unibail-Rodamco	14,000	3,852,740
VINCI SA	71,700	5,442,103
Vivendi SA	160,492	3,151,374

TOTAL FRANCE		56,257,667

Germany - 6.2%
Axel Springer Verlag AG	30,600	1,676,671
BASF AG	72,237	5,674,330
Bayer AG	11,603	1,247,298
Continental AG	8,666	1,816,610
Fresenius SE & Co. KGaA	51,200	3,823,166
GEA Group AG	48,651	2,596,393
ProSiebenSat.1 Media AG	29,200	1,337,557
SAP AG	26,610	2,328,998

TOTAL GERMANY		20,501,023

Hong Kong - 1.5%
AIA Group Ltd.	373,200	2,311,335
Power Assets Holdings Ltd.	270,000	2,643,135

TOTAL HONG KONG		4,954,470

Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	537,700	473,107
Ireland - 1.8%
Allergan PLC (b)	6,180	1,563,231
CRH PLC	59,200	1,806,500
Medtronic PLC	30,700	2,690,241

TOTAL IRELAND		6,059,972

Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	83,799	4,483,247
Italy - 2.4%
Eni SpA	285,600	4,381,109
Intesa Sanpaolo SpA	837,200	1,847,414
Telecom Italia SpA (b)	1,931,300	1,650,276

TOTAL ITALY		7,878,799

Japan - 20.2%
Astellas Pharma, Inc.	173,300	2,887,479
Daito Trust Construction Co. Ltd.	14,600	2,451,627
Dentsu, Inc.	63,500	3,033,690
East Japan Railway Co.	20,600	1,889,632
Fuji Heavy Industries Ltd.	62,700	2,395,441
Hoya Corp.	61,500	2,182,072
Itochu Corp.	256,700	2,910,428
Japan Tobacco, Inc.	80,800	3,151,178
KDDI Corp.	95,200	2,921,414
Makita Corp.	34,700	2,441,340
Mitsubishi UFJ Financial Group, Inc.	1,437,900	7,269,340
Nippon Prologis REIT, Inc.	795	1,988,111
Nippon Telegraph & Telephone Corp.	118,900	5,650,101
OBIC Co. Ltd.	36,100	2,101,477
Olympus Corp.	85,700	2,957,321
ORIX Corp.	239,700	3,363,847
Seven & i Holdings Co. Ltd.	75,700	3,143,298
Seven Bank Ltd.	344,700	1,177,556
Sony Corp.	90,800	2,980,684
Sony Financial Holdings, Inc.	78,300	980,891
Toyota Motor Corp.	157,600	8,831,092

TOTAL JAPAN		66,708,019

Luxembourg - 0.5%
RTL Group SA	19,239	1,640,507
Netherlands - 4.0%
ING Groep NV (Certificaten Van Aandelen)	391,890	4,381,330
Mylan N.V. (b)	28,600	1,338,194
PostNL NV (b)	92,431	355,069
RELX NV	281,422	5,071,053
Wolters Kluwer NV	51,500	2,166,335

TOTAL NETHERLANDS		13,311,981

New Zealand - 0.0%
Auckland International Airport Ltd.	5,195	27,689
Spain - 2.0%
Iberdrola SA	732,576	5,032,878
Iberdrola SA	16,937	116,359
Mediaset Espana Comunicacion SA	113,300	1,302,161

TOTAL SPAIN		6,451,398

Sweden - 2.3%
Nordea Bank AB	488,600	4,353,833
Swedbank AB (A Shares)	151,900	3,191,728

TOTAL SWEDEN		7,545,561

Switzerland - 7.5%
ABB Ltd. (Reg.)	115,400	2,451,338
Credit Suisse Group AG	122,407	1,407,647
Lafargeholcim Ltd. (Reg.)	48,190	2,293,152
Nestle SA	44,331	3,552,360
Novartis AG	69,744	5,784,792
Syngenta AG (Switzerland)	2,453	964,729
UBS Group AG	286,258	3,944,635
Zurich Insurance Group AG	17,916	4,301,507

TOTAL SWITZERLAND		24,700,160

United Kingdom - 19.2%
AstraZeneca PLC (United Kingdom)	110,002	7,364,437
Aviva PLC	540,420	2,782,914
BAE Systems PLC	585,329	4,132,763
Bunzl PLC	118,934	3,722,586
Compass Group PLC	201,139	3,821,202
HSBC Holdings PLC sponsored ADR (c)	180,771	5,920,250
Imperial Tobacco Group PLC	109,223	5,758,196
Informa PLC	297,199	2,808,362
ITV PLC	626,496	1,625,107
Lloyds Banking Group PLC	5,577,700	3,923,076
Micro Focus International PLC	70,200	1,798,664
National Grid PLC	323,050	4,632,158
Rio Tinto PLC	190,226	6,173,260
Royal Dutch Shell PLC Class B (United Kingdom)	112,078	2,981,132
Vodafone Group PLC sponsored ADR	191,658	5,922,232

TOTAL UNITED KINGDOM		63,366,339

United States of America - 5.0%
Altria Group, Inc.	23,500	1,590,950
Chevron Corp.	24,900	2,551,752
ConocoPhillips Co.	47,400	1,934,868
Constellation Brands, Inc. Class A (sub. vtg.)	19,300	3,177,359
Edgewell Personal Care Co. (b)	15,900	1,345,299
McGraw Hill Financial, Inc.	25,200	3,079,440
Molson Coors Brewing Co. Class B	14,800	1,511,968
Monsanto Co.	10,700	1,142,439

TOTAL UNITED STATES OF AMERICA		16,334,075

TOTAL COMMON STOCKS
(Cost $338,148,137)		323,184,619

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $1,940,159)	8,731	1,227,966

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.42% (d)	1,344,062	1,344,062
Fidelity Securities Lending Cash Central Fund, 0.45% (a)(d)	4,821,250	4,821,250
TOTAL MONEY MARKET FUNDS
(Cost $6,165,312)		6,165,312
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $346,253,608)		330,577,897
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(806,240)
NET ASSETS - 100%		$329,771,657

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Investment made with cash collateral received from securities on loan.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,106
Fidelity Securities Lending Cash Central Fund	213,305
Total	$223,411

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,139,869	$18,517,776	$30,622,093	$--
Consumer Staples	24,531,573	13,383,772	11,147,801	--
Energy	23,753,501	6,151,076	17,602,425	--
Financials	85,007,934	37,294,314	47,713,620	--
Health Care	44,791,283	15,392,536	29,398,747	--
Industrials	31,202,381	15,741,096	15,461,285	--
Information Technology	15,714,659	11,284,184	4,430,475	--
Materials	19,083,093	4,464,274	14,618,819	--
Telecommunication Services	18,763,762	5,922,232	12,841,530	--
Utilities	12,424,530	7,792,372	4,632,158	--
Money Market Funds	6,165,312	6,165,312	--	--
Total Investments in Securities:	$330,577,897	$142,108,944	$188,468,953	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$8,635,467
Level 2 to Level 1	$8,647,357

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $347,205,181. Net unrealized depreciation aggregated $16,627,284, of which $20,988,428 related to appreciated investment securities and $37,615,712 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

July 31, 2016

GED-QTLY-0916
1.938167.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
		Shares	Value
Australia - 0.1%
Asaleo Care Ltd.		32,461	$33,549
Bailiwick of Jersey - 0.9%
Wolseley PLC		12,057	672,279
Belgium - 0.7%
Anheuser-Busch InBev SA NV		4,200	542,607
Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,200	325,521
Constellation Software, Inc.		1,100	447,793
Fairfax Financial Holdings Ltd. (sub. vtg.)		741	397,279
Imperial Oil Ltd.		28,200	867,609
PrairieSky Royalty Ltd.		5,200	101,200
Suncor Energy, Inc.		43,600	1,173,442

TOTAL CANADA			3,312,844

Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.		551,000	325,981
Chile - 0.5%
Vina San Pedro SA		37,219,054	386,603
France - 3.5%
Bouygues SA		7,382	218,376
Cegedim SA (a)		6,000	175,347
Maisons du Monde SA		7,700	164,424
Renault SA		6,400	559,894
Sanofi SA		13,297	1,132,549
VINCI SA		5,400	409,866

TOTAL FRANCE			2,660,456

Germany - 2.5%
adidas AG		5,100	837,786
AURELIUS AG		8,099	493,390
SAP AG		6,168	539,844

TOTAL GERMANY			1,871,020

Hong Kong - 1.8%
HKT Trust/HKT Ltd. unit		284,600	449,731
Techtronic Industries Co. Ltd.		220,500	933,624

TOTAL HONG KONG			1,383,355

Ireland - 4.0%
Accenture PLC Class A		11,940	1,346,951
Greencore Group PLC		75,086	325,545
Medtronic PLC		16,000	1,402,080

TOTAL IRELAND			3,074,576

Isle of Man - 1.2%
Paysafe Group PLC (a)		103,000	526,177
Playtech Ltd.		32,778	377,189

TOTAL ISLE OF MAN			903,366

Israel - 3.3%
Bezeq The Israel Telecommunication Corp. Ltd.		251,000	496,313
Cellcom Israel Ltd. (Israel) (a)		51,780	373,698
Partner Communications Co. Ltd. (a)		69,481	331,808
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		4,496	174,030
Teva Pharmaceutical Industries Ltd. sponsored ADR		21,850	1,168,975

TOTAL ISRAEL			2,544,824

Italy - 0.2%
Astaldi SpA		37,353	163,368
Japan - 12.1%
A/S One Corp.		11,200	462,193
Astellas Pharma, Inc.		89,500	1,491,225
Broadleaf Co. Ltd.		9,000	90,338
Casio Computer Co. Ltd.		10,700	152,312
Daiichikosho Co. Ltd.		21,800	995,195
Daito Trust Construction Co. Ltd.		4,600	772,431
Hoya Corp.		25,000	887,021
Inaba Denki Sangyo Co. Ltd.		4,700	170,201
Japan Meat Co. Ltd.		8,300	118,600
Japan Tobacco, Inc.		10,600	413,397
KDDI Corp.		26,600	816,277
Nippon Telegraph & Telephone Corp.		13,100	622,509
Olympus Corp.		16,300	562,478
ORIX Corp.		17,400	244,184
Shinsei Bank Ltd.		365,000	547,560
Sony Corp.		11,800	387,358
Tsuruha Holdings, Inc.		3,200	363,882
USS Co. Ltd.		6,800	115,340

TOTAL JAPAN			9,212,501

Netherlands - 1.1%
Altice NV Class A (a)		19,531	289,868
LyondellBasell Industries NV Class A		7,700	579,502

TOTAL NETHERLANDS			869,370

Singapore - 0.4%
United Overseas Bank Ltd.		21,591	296,257
South Africa - 1.2%
Capitec Bank Holdings Ltd.		11,300	501,046
EOH Holdings Ltd.		19,400	198,035
Lewis Group Ltd.		60,900	190,844

TOTAL SOUTH AFRICA			889,925

Spain - 0.9%
Amadeus IT Holding SA Class A		14,700	690,171
Sweden - 0.5%
Loomis AB (B Shares)		13,000	375,096
Switzerland - 1.5%
Banque Cantonale Vaudoise		570	385,803
Chubb Ltd.		6,000	751,560

TOTAL SWITZERLAND			1,137,363

Taiwan - 2.5%
ECLAT Textile Co. Ltd.		38,298	430,294
King's Town Bank		120,000	88,249
Taiwan Semiconductor Manufacturing Co. Ltd.		261,000	1,414,449

TOTAL TAIWAN			1,932,992

United Kingdom - 9.7%
British American Tobacco PLC (United Kingdom)		11,100	708,456
BT Group PLC		55,200	301,582
Hilton Food Group PLC		56,200	444,036
Howden Joinery Group PLC		51,800	296,156
Imperial Tobacco Group PLC		7,649	403,252
ITV PLC		299,000	775,595
Lloyds Banking Group PLC		863,000	606,991
Mears Group PLC		16,500	86,420
Micro Focus International PLC		50,000	1,281,100
Reckitt Benckiser Group PLC		4,515	437,775
SABMiller PLC		7,200	420,603
St. James's Place Capital PLC		29,905	366,490
The Restaurant Group PLC		21,900	102,660
WH Smith PLC		36,152	731,556
Whitbread PLC		6,160	314,603
Wuliangye Yibin Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 3/7/19 (a)(b)		27,300	148,770

TOTAL UNITED KINGDOM			7,426,045

United States of America - 42.3%
American Tower Corp.		7,660	886,798
Amgen, Inc.		4,220	725,967
Apple, Inc.		18,750	1,953,938
Bank of America Corp.		66,580	964,744
BWX Technologies, Inc.		11,500	423,315
Chevron Corp.		15,865	1,625,845
Comcast Corp. Class A		12,000	807,000
ConocoPhillips Co.		16,900	689,858
CVS Health Corp.		14,400	1,335,168
Danaher Corp.		8,400	684,096
Deluxe Corp.		2,700	182,493
Diamond Hill Investment Group, Inc.		2,900	553,871
Dr. Pepper Snapple Group, Inc.		6,241	614,801
E.I. du Pont de Nemours & Co.		8,300	574,111
EMC Corp.		24,700	698,516
Exxon Mobil Corp.		13,630	1,212,389
First NBC Bank Holding Co. (a)		2,200	41,866
Fortive Corp. (a)		4,200	202,482
General Electric Co.		38,600	1,202,004
H&R Block, Inc.		20,100	478,179
IBM Corp.		3,370	541,289
Johnson & Johnson		13,100	1,640,513
JPMorgan Chase & Co.		17,730	1,134,188
L Brands, Inc.		5,600	413,840
McDonald's Corp.		4,400	517,660
McGraw Hill Financial, Inc.		8,140	994,708
Microsoft Corp.		23,564	1,335,608
Molson Coors Brewing Co. Class B		4,300	439,288
Monsanto Co.		1,800	192,186
MSCI, Inc. Class A		7,400	636,696
Oracle Corp.		17,326	711,059
PepsiCo, Inc.		8,500	925,820
Procter & Gamble Co.		12,200	1,044,198
Roper Technologies, Inc.		2,300	391,828
SunTrust Banks, Inc.		14,900	630,121
Target Corp.		7,300	549,909
The Coca-Cola Co.		20,700	903,141
U.S. Bancorp		23,180	977,501
United Technologies Corp.		6,100	656,665
VF Corp.		4,220	263,455
W.R. Grace & Co.		4,200	314,454
Wells Fargo & Co.		26,257	1,259,548

TOTAL UNITED STATES OF AMERICA			32,331,116

TOTAL COMMON STOCKS
(Cost $65,956,511)			73,035,664
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40 (Cost $2,060)(d)	CAD	2,400	2,095
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.42% (e)
(Cost $3,291,837)		3,291,837	3,291,837
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $69,250,408)			76,329,596
NET OTHER ASSETS (LIABILITIES) - 0.1%			49,349
NET ASSETS - 100%			$76,378,945

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,770 or 0.2% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,674
Fidelity Securities Lending Cash Central Fund	3,965
Total	$15,639

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,011,396	$7,523,405	$2,487,991	$--
Consumer Staples	10,360,272	7,775,555	2,584,717	--
Energy	5,670,343	5,670,343	--	--
Financials	13,680,051	11,063,858	2,616,193	--
Health Care	10,332,444	5,796,978	4,535,466	--
Industrials	5,776,530	4,934,050	842,480	--
Information Technology	12,152,457	10,107,826	2,044,631	--
Materials	1,660,253	1,660,253	--	--
Telecommunication Services	3,391,918	1,651,550	1,740,368	--
Corporate Bonds	2,095	--	2,095	--
Money Market Funds	3,291,837	3,291,837	--	--
Total Investments in Securities:	$76,329,596	$59,475,655	$16,853,941	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,508,625

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $69,588,607. Net unrealized appreciation aggregated $6,740,989, of which $10,442,548 related to appreciated investment securities and $3,701,559 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

July 31, 2016

NOR-QTLY-0916
1.804855.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Bermuda - 1.5%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$1,330,840
Vostok New Ventures Ltd. SDR (a)	919,054	5,665,549

TOTAL BERMUDA		6,996,389

Denmark - 20.2%
Alm. Brand A/S	1,265,654	8,579,029
Carlsberg A/S Series B	91,900	9,122,942
DONG Energy A/S (b)	375,900	15,310,458
DSV de Sammensluttede Vognmaend A/S	312,400	13,907,295
Jyske Bank A/S (Reg.)	107,400	4,466,425
NNIT A/S	138,748	5,724,211
Novo Nordisk A/S Series B	384,005	21,836,939
Novozymes A/S Series B	175,700	8,621,871
Scandinavian Tobacco Group A/S	445,507	7,867,540

TOTAL DENMARK		95,436,710

Finland - 14.3%
Amer Group PLC (A Shares)	264,700	7,510,820
Cramo Oyj (B Shares)	455,600	10,752,607
Olvi PLC (A Shares)	320,546	9,339,133
Raisio Group PLC (V Shares)	1,784,000	8,217,389
Sampo Oyj (A Shares)	28,500	1,181,161
Vaisala Oyj	455,400	16,501,137
Valmet Corp.	1,062,585	13,875,490

TOTAL FINLAND		67,377,737

Malta - 7.2%
Kambi Group PLC (a)	1,373,411	19,059,548
Unibet Group PLC unit	1,470,698	14,987,129

TOTAL MALTA		34,046,677

Norway - 4.1%
Schibsted ASA (B Shares)	291,854	8,595,997
TGS Nopec Geophysical Co. ASA (b)	226,058	3,753,723
Zalaris ASA (A Shares) (c)	1,912,400	7,026,591

TOTAL NORWAY		19,376,311

Sweden - 52.2%
AcadeMedia AB	350,000	2,372,327
Addlife AB (a)	227,375	3,341,405
AddTech AB (B Shares)	667,000	9,646,050
Bravida AB	2,631,700	17,453,427
Coor Service Management Holding AB	711,900	4,118,155
Dometic Group AB	2,180,500	15,289,237
Dustin Group AB (b)	837,188	5,454,392
East Capital Explorer AB (c)	1,420,992	10,710,995
Eltel AB	1,620,600	17,092,340
Getinge AB (B Shares)	907,800	18,406,369
H&M Hennes & Mauritz AB (B Shares)	921,472	27,826,649
Hemfosa Fastigheter AB	1,624,989	17,423,483
Mekonomen AB (b)	411,100	9,512,423
Nobia AB	1,554,000	14,592,018
Nordea Bank AB	2,096,000	18,677,106
Pandox AB	271,300	4,632,106
Svenska Cellulosa AB (SCA) (B Shares)	780,700	23,209,198
Svenska Handelsbanken AB (A Shares)	1,739,000	20,908,049
Systemair AB (b)	482,379	5,848,641

TOTAL SWEDEN		246,514,370

TOTAL COMMON STOCKS
(Cost $425,410,310)		469,748,194

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.42% (d)	115,202	115,202
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	10,945,059	10,945,059
TOTAL MONEY MARKET FUNDS
(Cost $11,060,261)		11,060,261
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $436,470,571)		480,808,455
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(8,881,333)
NET ASSETS - 100%		$471,927,122

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,399
Fidelity Securities Lending Cash Central Fund	476,011
Total	$505,410

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
East Capital Explorer AB	$5,881,630	$2,469,905	$--	$116,274	$10,710,995
Zalaris ASA (A Shares)	7,941,931	347,140	--	195,500	7,026,591
Total	$13,823,561	$2,817,045	$--	$311,774	$17,737,586

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$129,832,646	$102,005,997	$27,826,649	$--
Consumer Staples	49,888,662	26,679,464	23,209,198	--
Energy	3,753,723	3,753,723	--	--
Financials	96,810,177	75,902,128	20,908,049	--
Health Care	49,308,924	27,471,985	21,836,939	--
Industrials	99,720,596	99,720,596	--	--
Information Technology	16,501,137	16,501,137	--	--
Materials	8,621,871	8,621,871	--	--
Utilities	15,310,458	15,310,458	--	--
Money Market Funds	11,060,261	11,060,261	--	--
Total Investments in Securities:	$480,808,455	$387,027,620	$93,780,835	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$16,730,070
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $438,966,190. Net unrealized appreciation aggregated $41,842,265, of which $62,285,073 related to appreciated investment securities and $20,442,808 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

July 31, 2016

IGI-QTLY-0916
1.804822.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Australia - 2.4%
1-Page Ltd. (a)(b)	2,531,460	$770
Australia & New Zealand Banking Group Ltd.	2,945,060	57,832
Bapcor Ltd.	7,454,296	32,403
Magellan Financial Group Ltd.	1,204,177	20,901
Ramsay Health Care Ltd.	1,164,235	69,710
Spark Infrastructure Group unit	28,900,918	57,544

TOTAL AUSTRALIA		239,160

Austria - 0.6%
Erste Group Bank AG	995,900	26,394
Wienerberger AG	2,226,200	34,347

TOTAL AUSTRIA		60,741

Bailiwick of Jersey - 1.7%
Integrated Diagnostics Holdings PLC	4,086,300	16,059
Randgold Resources Ltd. sponsored ADR (b)	241,314	28,381
Regus PLC	11,055,488	44,670
Shire PLC	788,000	50,907
Wolseley PLC	514,260	28,674

TOTAL BAILIWICK OF JERSEY		168,691

Belgium - 1.9%
Anheuser-Busch InBev SA NV	872,627	112,737
KBC Groep NV (a)	1,471,256	76,462

TOTAL BELGIUM		189,199

Bermuda - 0.2%
PAX Global Technology Ltd.	16,959,000	14,012
Canada - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	547,900	24,771
Cenovus Energy, Inc.	2,806,100	40,169
Constellation Software, Inc.	107,800	43,884
Franco-Nevada Corp.	297,300	22,901
PrairieSky Royalty Ltd. (b)	1,734,473	33,756
Suncor Energy, Inc.	676,200	18,199

TOTAL CANADA		183,680

Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	453,700	37,421
Ctrip.com International Ltd. ADR (a)	744,000	32,490
New Oriental Education & Technology Group, Inc. sponsored ADR	1,446,000	63,711

TOTAL CAYMAN ISLANDS		133,622

China - 0.3%
Kweichow Moutai Co. Ltd.	663,582	31,308
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	103
Denmark - 1.9%
DONG Energy A/S	775,800	31,598
Novo Nordisk A/S Series B	2,342,745	133,223
Pandora A/S	205,700	26,773

TOTAL DENMARK		191,594

Finland - 0.7%
Sampo Oyj (A Shares)	1,653,500	68,528
France - 8.9%
Accor SA	1,251,036	52,345
ALTEN	608,659	42,203
Altran Technologies SA	2,384,000	34,596
Amundi SA	516,400	22,571
Atos Origin SA	450,682	44,174
AXA SA	3,749,100	76,303
Capgemini SA	855,800	82,236
Cegedim SA (a)	536,390	15,676
Dassault Aviation SA	18,200	19,301
Havas SA	4,911,881	41,384
Maisons du Monde SA	965,200	20,611
Sodexo SA	431,200	50,498
SR Teleperformance SA	290,100	26,981
Total SA	4,400,671	211,636
VINCI SA	1,901,400	144,318

TOTAL FRANCE		884,833

Germany - 9.3%
adidas AG	269,200	44,222
Axel Springer Verlag AG	625,002	34,246
Beiersdorf AG	242,900	22,809
Deutsche Borse AG	759,594	63,522
Deutsche Post AG	1,715,798	51,198
Deutsche Telekom AG	3,793,800	64,542
Fresenius SE & Co. KGaA	468,700	34,998
GEA Group AG	878,941	46,907
Henkel AG & Co. KGaA	364,600	39,580
KION Group AG	1,369,149	75,051
LEG Immobilien AG	314,266	31,548
Nexus AG	614,500	11,631
ProSiebenSat.1 Media AG	1,170,000	53,594
Rational AG	104,405	50,507
SAP AG	1,936,053	169,450
Siemens AG	685,498	74,408
Symrise AG	637,700	44,944
United Internet AG	244,148	10,793

TOTAL GERMANY		923,950

Hong Kong - 3.5%
AIA Group Ltd.	24,402,600	151,132
China Resources Beer Holdings Co. Ltd.	16,944,000	32,803
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	5,648,000	2,271
Techtronic Industries Co. Ltd.	38,444,000	162,777

TOTAL HONG KONG		348,983

India - 3.0%
Bharti Infratel Ltd.	12,647,734	75,027
Dr Lal Pathlabs Ltd.	798,016	11,643
HDFC Bank Ltd. sponsored ADR	1,433,184	99,277
Housing Development Finance Corp. Ltd.	5,581,896	115,105

TOTAL INDIA		301,052

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	33,710,000	29,660
Ireland - 2.9%
Cairn Homes PLC (a)	17,549,270	18,737
CRH PLC	2,551,000	77,844
Dalata Hotel Group PLC (a)	5,126,600	22,181
Green REIT PLC	9,492,200	15,579
Irish Continental Group PLC unit	101,800	537
James Hardie Industries PLC CDI	1,790,532	29,664
Kerry Group PLC Class A	916,300	78,420
Ryanair Holdings PLC sponsored ADR	685,066	48,482

TOTAL IRELAND		291,444

Isle of Man - 0.7%
Paysafe Group PLC (a)	11,752,725	60,039
Playtech Ltd.	954,924	10,989

TOTAL ISLE OF MAN		71,028

Israel - 1.4%
Frutarom Industries Ltd.	1,032,000	51,638
Partner Communications Co. Ltd. (a)	1,242,009	5,931
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,526,500	81,668

TOTAL ISRAEL		139,237

Italy - 0.8%
De Longhi SpA	1,518,600	37,946
Intesa Sanpaolo SpA	14,664,500	32,360
Mediaset SpA	3,440,200	10,415

TOTAL ITALY		80,721

Japan - 16.6%
ACOM Co. Ltd. (a)	3,246,300	15,357
Aozora Bank Ltd.	9,464,000	34,727
Astellas Pharma, Inc.	6,868,900	114,448
Casio Computer Co. Ltd. (b)	2,015,200	28,686
Daito Trust Construction Co. Ltd.	484,800	81,407
Dentsu, Inc.	1,274,300	60,879
Don Quijote Holdings Co. Ltd.	1,060,100	41,606
Hoya Corp.	1,146,200	40,668
Japan Tobacco, Inc.	2,290,300	89,321
KDDI Corp.	4,671,200	143,346
Keyence Corp.	95,360	67,264
LINE Corp. sponsored ADR	47,048	1,728
Misumi Group, Inc.	3,181,300	58,431
Mitsubishi UFJ Financial Group, Inc.	11,142,500	56,331
Monex Group, Inc.	12,156,649	29,896
Nidec Corp.	324,300	29,427
Nintendo Co. Ltd.	170,000	35,286
Nippon Telegraph & Telephone Corp.	904,500	42,982
Olympus Corp.	2,480,700	85,604
ORIX Corp.	8,336,700	116,994
Seven & i Holdings Co. Ltd.	1,034,700	42,964
Seven Bank Ltd.	6,915,800	23,626
Shionogi & Co. Ltd.	856,200	44,409
Sony Corp.	3,550,700	116,559
Sundrug Co. Ltd.	622,500	54,000
Tsuruha Holdings, Inc.	653,500	74,311
United Arrows Ltd.	827,700	23,069
VT Holdings Co. Ltd.	3,872,500	20,475
Welcia Holdings Co. Ltd.	1,150,800	75,929

TOTAL JAPAN		1,649,730

Luxembourg - 1.1%
Eurofins Scientific SA	171,419	64,288
Grand City Properties SA	1,528,397	34,004
Senvion SA	598,599	7,425

TOTAL LUXEMBOURG		105,717

Marshall Islands - 0.2%
Hoegh LNG Partners LP (c)	715,655	13,655
Netherlands - 3.9%
Basic-Fit NV	579,100	9,553
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	223,700	3,754
IMCD Group BV	1,926,800	81,697
ING Groep NV (Certificaten Van Aandelen)	5,842,000	65,314
RELX NV	2,922,034	52,653
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,767,600	174,532

TOTAL NETHERLANDS		387,503

New Zealand - 0.9%
EBOS Group Ltd.	3,154,998	37,596
Ryman Healthcare Group Ltd.	7,137,434	49,124

TOTAL NEW ZEALAND		86,720

Norway - 1.5%
Statoil ASA (b)	9,044,100	143,778
Philippines - 0.3%
SM Investments Corp.	2,110,335	30,855
Romania - 0.2%
Banca Transilvania SA	37,524,529	21,490
South Africa - 1.4%
EOH Holdings Ltd.	2,855,067	29,145
Naspers Ltd. Class N	711,700	111,682

TOTAL SOUTH AFRICA		140,827

Spain - 2.6%
Amadeus IT Holding SA Class A	1,825,700	85,717
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	18,010
Grifols SA ADR	1,060,876	17,971
Hispania Activos Inmobiliarios SA	1,424,325	19,061
Inditex SA	2,288,877	79,158
Mediaset Espana Comunicacion SA	2,931,000	33,686

TOTAL SPAIN		253,603

Sweden - 3.6%
ASSA ABLOY AB (B Shares)	3,682,800	80,794
Getinge AB (B Shares)	280,678	5,691
HEXPOL AB (B Shares)	2,967,500	26,408
Indutrade AB (b)	864,300	18,262
Nordea Bank AB	5,749,200	51,230
Saab AB (B Shares)	980,200	33,655
Sandvik AB	2,242,600	24,033
Svenska Cellulosa AB (SCA) (B Shares)	2,997,500	89,112
Svenska Handelsbanken AB (A Shares)	2,567,100	30,864

TOTAL SWEDEN		360,049

Switzerland - 4.7%
ABB Ltd. (Reg.)	2,419,860	51,403
GAM Holding Ltd.	1,405,187	15,441
Julius Baer Group Ltd.	949,640	38,939
Kaba Holding AG (B Shares) (Reg.)	34,511	25,228
Novartis AG	1,012,874	84,011
Partners Group Holding AG	247,326	113,175
Schindler Holding AG (participation certificate)	181,273	34,770
Syngenta AG (Switzerland)	139,722	54,951
UBS Group AG	3,690,490	50,834

TOTAL SWITZERLAND		468,752

Taiwan - 0.1%
JHL Biotech, Inc. (a)	4,654,560	10,386
United Kingdom - 13.2%
AA PLC	3,830,868	12,568
B&M European Value Retail S.A.	9,180,129	31,261
BAE Systems PLC	4,147,100	29,281
BCA Marketplace PLC	7,762,300	18,568
BHP Billiton PLC	2,881,014	36,325
Booker Group PLC	10,000,100	23,028
British American Tobacco PLC (United Kingdom)	1,266,500	80,834
BT Group PLC	6,133,600	33,511
Bunzl PLC	2,075,300	64,956
Cineworld Group PLC	2,055,200	15,980
CMC Markets PLC	12,479,500	45,947
Compass Group PLC	2,013,000	38,243
Countryside Properties PLC (a)	3,312,793	9,944
Dialog Semiconductor PLC (a)	5,246	172
Diploma PLC	2,312,600	26,122
GlaxoSmithKline PLC	5,512,900	123,120
Howden Joinery Group PLC	7,427,100	42,463
Imperial Tobacco Group PLC	1,848,336	97,444
London Stock Exchange Group PLC	1,031,436	37,880
McCarthy & Stone PLC	3,908,855	8,836
Melrose Industries PLC (b)	1,586,476	14,372
Micro Focus International PLC	3,632,054	93,060
Moneysupermarket.com Group PLC	5,210,600	20,584
NCC Group Ltd.	4,411,380	18,980
Reckitt Benckiser Group PLC	900,800	87,342
Rex Bionics PLC (a)(c)	1,297,286	558
Rio Tinto PLC	1,185,200	38,462
SABMiller PLC	719,300	42,019
Softcat PLC	3,518,800	16,174
Spirax-Sarco Engineering PLC	539,500	28,439
St. James's Place Capital PLC	2,354,900	28,860
Standard Chartered PLC (United Kingdom)	6,529,771	52,248
Virgin Money Holdings Uk PLC	61,489	215
Vodafone Group PLC	30,823,796	93,639

TOTAL UNITED KINGDOM		1,311,435

United States of America - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	213,200	35,099
Coty, Inc. Class A	400,372	10,758
Global Payments, Inc.	590,800	44,109
McGraw Hill Financial, Inc.	462,400	56,505
Monsanto Co.	305,900	32,661
MSCI, Inc. Class A	586,700	50,480
Visa, Inc. Class A	1,007,700	78,651

TOTAL UNITED STATES OF AMERICA		308,263

TOTAL COMMON STOCKS
(Cost $8,374,056)		9,644,309

Nonconvertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.35% 8/4/16 to 10/27/16 (e)
(Cost $12,104)	12,110	12,105
	Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.42% (f)	243,242,606	243,243
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)	125,143,364	125,143
TOTAL MONEY MARKET FUNDS
(Cost $368,386)		368,386
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $8,773,379)		10,047,803
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(126,056)
NET ASSETS - 100%		$9,921,747

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,009 CME Yen Denominated Nikkei 225 Contracts (United States)	Sept. 2016	160,665	$(7,249)

The face value of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.3% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,105,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$790
Fidelity Securities Lending Cash Central Fund	3,525
Total	$4,315

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$832	$13,655
Rex Bionics PLC	976	--	4	--	558
Total	$12,441	$--	$4	$832	$14,213

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,449,916	$756,087	$670,826	$23,003
Consumer Staples	1,321,392	614,842	706,550	--
Energy	461,193	105,779	355,414	--
Financials	1,961,856	1,425,052	536,804	--
Health Care	1,112,225	435,835	676,390	--
Industrials	1,285,222	932,804	352,418	--
Information Technology	1,041,437	769,437	272,000	--
Materials	478,526	270,944	207,582	--
Telecommunication Services	458,978	80,958	378,020	--
Utilities	96,567	96,567	--	--
Government Obligations	12,105	--	12,105	--
Money Market Funds	368,386	368,386	--	--
Total Investments in Securities:	$10,047,803	$5,856,691	$4,168,109	$23,003
Derivative Instruments:
Liabilities
Futures Contracts	$(7,249)	$(7,249)	$--	$--
Total Liabilities	$(7,249)	$(7,249)	$--	$--
Total Derivative Instruments:	$(7,249)	$(7,249)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$325,085
Level 2 to Level 1	$817,177

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $8,784,000,000. Net unrealized appreciation aggregated $1,263,803,000, of which $1,723,217,000 related to appreciated investment securities and $459,414,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

July 31, 2016

ILF-QTLY-0916
1.873106.107

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Argentina - 0.4%
Grupo Superveille SA sponsored ADR	630,952	$8,549,400
Telecom Argentina SA Class B sponsored ADR (a)	1,326,073	25,076,040
YPF SA Class D sponsored ADR	1,779,100	32,859,977

TOTAL ARGENTINA		66,485,417

Austria - 0.4%
Erste Group Bank AG	2,097,140	55,578,803
Bermuda - 1.4%
AGTech Holdings Ltd. (b)	74,748,000	18,594,509
Credicorp Ltd. (United States)	299,240	47,977,149
GP Investments Ltd. Class A (depositary receipt) (b)(c)	7,978,637	15,871,641
PAX Global Technology Ltd.	42,386,000	35,019,367
Shangri-La Asia Ltd.	74,510,000	79,999,523
VimpelCom Ltd. sponsored ADR	2,559,344	10,442,124

TOTAL BERMUDA		207,904,313

Brazil - 3.1%
B2W Companhia Global do Varejo (b)	11,962,294	47,961,332
BB Seguridade Participacoes SA	5,610,300	52,151,012
Cielo SA	5,083,625	57,618,807
Companhia de Saneamento de Minas Gerais	4,101,070	41,739,239
Cosan SA Industria e Comercio	3,298,000	34,633,882
Direcional Engenharia SA (c)	13,592,100	26,828,719
FPC Par Corretora de Seguros (c)	9,576,300	38,424,520
Metalurgica Gerdau SA rights 8/9/16(b)	191,156	952,125
Minerva SA (b)(c)	12,847,500	38,038,490
Smiles SA (c)	7,533,600	120,727,195

TOTAL BRAZIL		459,075,321

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,528,901	29,507,789
Canada - 0.6%
Pan American Silver Corp.	3,200,800	62,415,600
Torex Gold Resources, Inc. (b)	1,079,590	22,391,374

TOTAL CANADA		84,806,974

Cayman Islands - 12.2%
51job, Inc. sponsored ADR (a)(b)	900,100	28,641,182
58.com, Inc. ADR (a)(b)	3,401,122	176,892,355
AAC Technology Holdings, Inc.	3,969,500	37,042,663
Alibaba Group Holding Ltd. sponsored ADR (b)	5,573,906	459,735,767
Autohome, Inc. ADR Class A (b)	585,900	12,714,030
Bitauto Holdings Ltd. ADR (a)(b)	2,306,460	63,427,650
BizLink Holding, Inc.	1,471,000	9,061,127
China State Construction International Holdings Ltd.	31,906,000	42,687,188
CK Hutchison Holdings Ltd.	2,784,270	32,585,548
Ctrip.com International Ltd. ADR (b)	1,177,600	51,425,792
Haitian International Holdings Ltd.	15,980,000	26,776,139
Himax Technologies, Inc. sponsored ADR (a)	1,203,200	10,768,640
JD.com, Inc. sponsored ADR (b)	4,362,000	94,437,300
Sino Biopharmaceutical Ltd.	73,576,000	49,124,005
SouFun Holdings Ltd. ADR (a)(b)	5,558,200	28,457,984
Sunny Optical Technology Group Co. Ltd.	4,761,000	18,962,015
Tencent Holdings Ltd.	19,365,900	467,747,050
Uni-President China Holdings Ltd.	110,383,000	84,653,904
Vipshop Holdings Ltd. ADR (b)	8,194,900	116,613,427

TOTAL CAYMAN ISLANDS		1,811,753,766

Chile - 1.7%
Compania Cervecerias Unidas SA sponsored ADR	2,722,400	62,261,288
CorpBanca SA	3,748,503,074	32,638,001
Enersis SA	178,103,396	31,284,059
Inversiones La Construccion SA	2,702,822	30,964,890
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,492,200	36,976,716
Vina Concha y Toro SA	34,096,719	58,094,372

TOTAL CHILE		252,219,326

China - 7.8%
Anhui Conch Cement Co. Ltd. (H Shares)	15,521,500	40,838,341
BBMG Corp. (H Shares)	156,886,500	57,429,065
China Life Insurance Co. Ltd. (H Shares)	36,820,900	83,520,360
China Longyuan Power Grid Corp. Ltd. (H Shares)	50,041,410	40,118,784
China Pacific Insurance (Group) Co. Ltd. (H Shares)	31,219,694	110,257,220
China Petroleum & Chemical Corp. (H Shares)	61,076,000	43,802,018
China Shenhua Energy Co. Ltd. (H Shares)	22,475,000	42,931,468
China Suntien Green Energy Corp. Ltd. (H Shares)	70,530,500	8,090,862
China Telecom Corp. Ltd. (H Shares)	88,048,882	43,352,589
Industrial & Commercial Bank of China Ltd. (H Shares)	390,191,400	222,600,541
Inner Mongoli Yili Industries Co. Ltd.	18,403,379	51,405,854
Kweichow Moutai Co. Ltd.	2,206,529	104,103,981
Maanshan Iron & Steel Ltd. (H Shares) (b)	72,204,000	16,100,345
PetroChina Co. Ltd. (H Shares)	45,452,000	31,156,703
PICC Property & Casualty Co. Ltd. (H Shares)	34,964,500	54,170,098
Qingdao Haier Co. Ltd.	53,518,837	88,212,325
Shanghai International Airport Co. Ltd.	7,726,398	32,454,515
Zhengzhou Yutong Bus Co. Ltd.	11,518,554	39,862,473
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	7,925,500	43,721,824

TOTAL CHINA		1,154,129,366

Colombia - 0.2%
Bancolombia SA sponsored ADR	864,511	29,531,696
Czech Republic - 0.2%
MONETA Money Bank A/S	10,087,900	31,108,898
Egypt - 0.1%
Citadel Capital Corp. (b)	54,615,500	6,211,933
Global Telecom Holding GDR (b)	6,032,799	10,678,054

TOTAL EGYPT		16,889,987

Greece - 0.5%
Hellenic Telecommunications Organization SA	1,792,380	17,433,763
Titan Cement Co. SA (Reg.)	2,474,800	56,553,932

TOTAL GREECE		73,987,695

Hong Kong - 5.6%
AIA Group Ltd.	11,894,920	73,668,657
China Mobile Ltd.	6,027,795	74,645,350
China Mobile Ltd. sponsored ADR	3,733,670	231,823,570
China Resources Beer Holdings Co. Ltd. (a)	38,474,000	74,484,363
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (b)	12,160,666	4,890,348
China Resources Power Holdings Co. Ltd.	22,347,397	35,601,906
CNOOC Ltd.	132,184,000	159,312,575
CNOOC Ltd. sponsored ADR	16,626	2,001,604
Far East Horizon Ltd.	121,017,750	95,149,551
Sinotruk Hong Kong Ltd.	42,356,000	18,889,431
Techtronic Industries Co. Ltd.	16,341,000	69,189,762

TOTAL HONG KONG		839,657,117

India - 9.5%
Adani Ports & Special Economic Zone	15,288,386	53,304,642
Axis Bank Ltd.	6,364,422	52,148,062
Bharti Infratel Ltd.	7,959,095	47,213,655
Coal India Ltd.	18,216,545	89,641,089
Edelweiss Financial Services Ltd.	19,647,922	27,900,020
Eicher Motors Ltd.	123,870	41,740,687
Grasim Industries Ltd.	1,070,523	78,608,879
Housing Development Finance Corp. Ltd.	3,811,126	78,589,643
ICICI Bank Ltd.	6,155,085	24,000,920
ICICI Bank Ltd. sponsored ADR	2,029,400	15,382,852
ITC Ltd.	23,667,964	89,640,350
JK Cement Ltd.	3,180,810	34,041,419
Larsen & Toubro Ltd.	2,501,041	58,491,452
LIC Housing Finance Ltd.	5,456,295	42,566,550
Lupin Ltd.	4,182,662	109,177,173
Oil & Natural Gas Corp. Ltd.	13,822,227	45,642,070
Petronet LNG Ltd.	7,752,511	34,659,790
Phoenix Mills Ltd.	6,598,413	35,776,258
Power Grid Corp. of India Ltd.	41,549,640	109,710,249
SREI Infrastructure Finance Ltd. (c)	41,882,982	47,063,766
State Bank of India	19,684,364	67,745,752
Sun Pharmaceutical Industries Ltd.	9,194,697	114,487,117
Tata Consultancy Services Ltd.	3,034,412	119,241,398

TOTAL INDIA		1,416,773,793

Indonesia - 1.5%
Link Net Tbk PT	52,028,841	17,358,173
PT Astra International Tbk	145,034,900	85,536,100
PT Bank Mandiri (Persero) Tbk	53,282,800	41,362,999
PT Bank Rakyat Indonesia Tbk	64,251,900	56,533,431
PT Kalbe Farma Tbk	164,657,800	21,055,985

TOTAL INDONESIA		221,846,688

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	43,899,815	86,804,942
Japan - 0.8%
Rakuten, Inc.	1,317,600	14,910,798
Sony Corp.	878,700	28,845,008
Suzuki Motor Corp.	2,628,900	80,508,295

TOTAL JAPAN		124,264,101

Korea (South) - 10.7%
AMOREPACIFIC Group, Inc.	545,938	70,891,482
Daou Technology, Inc.	2,180,287	52,116,853
Duk San Neolux Co. Ltd. (b)	319,937	8,754,567
E-Mart Co. Ltd.	5,099	749,179
EO Technics Co. Ltd.	129,790	12,573,115
Fila Korea Ltd. (c)	670,598	53,271,804
Hanon Systems	3,488,604	35,895,503
Hyundai Fire & Marine Insurance Co. Ltd.	816,317	22,227,179
Hyundai Glovis Co. Ltd.	266,616	40,251,157
Hyundai Industrial Development & Construction Co.	857,741	34,146,231
Hyundai Mobis	509,337	116,715,434
InterPark INT Corp. (c)	2,050,320	27,545,187
Kakao Corp.	219,868	17,960,102
KB Financial Group, Inc.	3,759,221	120,154,321
KEPCO Plant Service & Engineering Co. Ltd.	482,369	29,736,263
Korea Electric Power Corp.	1,475,025	81,289,229
Korea Express Co. Ltd. (b)	110,546	19,917,751
Korean Reinsurance Co. (c)	6,846,178	74,441,727
KT Corp.	571,148	16,293,472
KT Corp. sponsored ADR (a)	234,100	3,572,366
LG Chemical Ltd.	295,262	64,608,462
NAVER Corp.	29,505	18,825,081
NCSOFT Corp.	213,191	48,086,755
Samsung Electronics Co. Ltd.	144,020	199,179,349
Samsung Fire & Marine Insurance Co. Ltd.	125,558	30,069,381
Samsung SDI Co. Ltd.	384,432	36,446,420
Shinhan Financial Group Co. Ltd.	3,749,944	134,889,791
Shinhan Financial Group Co. Ltd. sponsored ADR	22,600	806,594
SK Hynix, Inc.	5,490,855	169,738,868
SK Telecom Co. Ltd.	9,914	2,050,727
SK Telecom Co. Ltd. sponsored ADR (a)	1,205,200	27,611,132
Viatron Technologies, Inc.	593,068	14,602,861

TOTAL KOREA (SOUTH)		1,585,418,343

Mauritius - 0.2%
MakeMyTrip Ltd. (a)(b)	1,314,096	24,744,428
Mexico - 4.5%
America Movil S.A.B. de CV Series L sponsored ADR	3,254,120	37,520,004
Banregio Grupo Financiero S.A.B. de CV	3,999,971	22,916,101
CEMEX S.A.B. de CV sponsored ADR	5,915,412	45,252,902
El Puerto de Liverpool S.A.B. de CV Class C	5,200,400	50,403,664
Fibra Uno Administracion SA de CV	29,174,400	59,500,216
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,478,000	44,056,355
Grupo Comercial Chedraui S.A.B. de CV	12,170,788	27,613,084
Grupo Financiero Banorte S.A.B. de CV Series O	33,258,400	182,149,605
Infraestructura Energetica Nova S.A.B. de CV (a)	4,022,500	16,248,755
Macquarie Mexican (REIT) (c)	70,878,513	90,686,695
Promotora y Operadora de Infraestructura S.A.B. de CV	2,386,446	27,830,415
Tenedora Nemak SA de CV	2,136,698	2,428,429
Wal-Mart de Mexico SA de CV Series V	25,831,500	59,033,588

TOTAL MEXICO		665,639,813

Netherlands - 0.9%
Cnova NV (a)(b)	1,636,108	8,016,929
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (b)(d)	10,192,900	39,697,540
Yandex NV (b)	4,010,380	86,824,727

TOTAL NETHERLANDS		134,539,196

Nigeria - 0.4%
Guaranty Trust Bank PLC	12,996,925	982,171
Guaranty Trust Bank PLC GDR (Reg. S)	4,534,017	19,496,273
Transnational Corp. of Nigeria PLC	1,224,931,252	5,042,137
Zenith Bank PLC	552,038,821	29,332,212

TOTAL NIGERIA		54,852,793

Pakistan - 0.4%
Habib Bank Ltd.	30,750,600	63,812,812
Panama - 0.3%
Copa Holdings SA Class A	645,900	43,275,300
Philippines - 1.4%
Alliance Global Group, Inc.	146,064,250	50,088,027
Metro Pacific Investments Corp.	54,507,156	8,674,879
Metropolitan Bank & Trust Co.	35,447,717	71,421,978
Robinsons Land Corp.	106,658,970	72,426,250

TOTAL PHILIPPINES		202,611,134

Romania - 0.1%
Banca Transilvania SA	39,141,391	22,415,666
Russia - 5.4%
E.ON Russia JSC	565,259,400	25,697,503
Lukoil PJSC sponsored ADR	3,761,900	160,821,225
Magnit OJSC GDR (Reg. S)	2,636,800	101,174,016
MegaFon PJSC (b)	1,324,400	13,446,704
MegaFon PJSC GDR	405,200	4,003,376
MMC Norilsk Nickel PJSC sponsored ADR	5,671,700	82,920,254
Mobile TeleSystems OJSC	10,321,880	39,452,865
NOVATEK OAO GDR (Reg. S)	887,100	88,532,580
Rosneft Oil Co. OJSC (b)	16,656,000	82,156,812
Sberbank of Russia	25,641,770	54,166,078
Sberbank of Russia sponsored ADR	13,333,631	116,015,923
Sistema JSFC	69,711,100	24,355,045
Sistema JSFC sponsored GDR	846,300	6,888,882

TOTAL RUSSIA		799,631,263

Singapore - 0.8%
Ascendas Real Estate Investment Trust	36,950,600	67,523,659
CapitaMall Trust	13,259,400	21,164,404
First Resources Ltd.	28,640,700	34,500,433

TOTAL SINGAPORE		123,188,496

South Africa - 7.5%
Alexander Forbes Group Holdings Ltd.	45,711,992	20,614,647
Aspen Pharmacare Holdings Ltd.	2,117,682	57,208,879
Barclays Africa Group Ltd.	5,408,915	59,808,329
Bidcorp Ltd. (b)	2,411,145	44,991,249
Bidvest Group Ltd.	2,411,145	27,704,827
Imperial Holdings Ltd.	7,010,400	83,703,103
JSE Ltd.	1,905,292	23,321,254
Life Healthcare Group Holdings Ltd.	15,883,300	43,194,566
MTN Group Ltd.	3,355,900	33,921,464
Naspers Ltd. Class N	3,379,600	530,338,059
Nedbank Group Ltd.	2,307,300	33,077,187
Sasol Ltd.	1,198,900	31,901,299
Shoprite Holdings Ltd.	6,320,700	92,570,792
Telkom SA Ltd.	8,269,100	38,375,177

TOTAL SOUTH AFRICA		1,120,730,832

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	7,867,200	45,928,319
Taiwan - 7.3%
Advanced Semiconductor Engineering, Inc.	28,769,000	34,072,547
Advantech Co. Ltd.	7,924,000	61,760,332
Boardtek Electronics Corp.	10,592,000	13,564,977
E.SUN Financial Holdings Co. Ltd.	76,004,420	42,517,951
Hermes Microvision, Inc.	438,000	18,652,063
HTC Corp.	6,577,000	19,657,208
Inotera Memories, Inc. (b)	8,383,000	6,849,932
King's Town Bank	28,696,000	21,103,316
Largan Precision Co. Ltd.	512,000	55,031,271
MediaTek, Inc.	3,608,000	27,610,799
Siliconware Precision Industries Co. Ltd.	8,664,000	13,084,078
Taiwan Cement Corp.	66,350,000	70,689,368
Taiwan Fertilizer Co. Ltd.	15,211,000	21,273,123
Taiwan Semiconductor Manufacturing Co. Ltd.	104,891,284	568,441,837
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,801	13,051,072
Universal Cement Corp.	25,285,914	17,045,880
Vanguard International Semiconductor Corp.	11,379,000	20,670,235
Wistron NeWeb Corp.	5,660,000	15,155,473
Yuanta Financial Holding Co. Ltd.	137,901,206	48,539,976

TOTAL TAIWAN		1,088,771,438

Thailand - 2.3%
Intouch Holdings PCL NVDR	8,776,870	15,119,500
Jasmine Broadband Internet Infrastructure Fund	71,462,900	24,415,978
Kasikornbank PCL (For. Reg.)	23,812,304	136,392,611
PTT Global Chemical PCL (For. Reg.)	16,269,400	28,376,860
PTT PCL (For. Reg.)	7,695,900	72,915,504
Star Petroleum Refining PCL	75,862,700	20,038,382
Thai Union Frozen Products PCL (For. Reg.)	73,828,300	46,208,927

TOTAL THAILAND		343,467,762

Turkey - 0.9%
Aselsan A/S	8,562,000	27,083,600
Enka Insaat ve Sanayi A/S	14,312,550	21,079,924
Tupras Turkiye Petrol Rafinelleri A/S	2,510,796	53,662,597
Turkiye Garanti Bankasi A/S	15,312,500	37,665,969

TOTAL TURKEY		139,492,090

United Arab Emirates - 1.1%
DP World Ltd.	2,410,405	40,952,781
Emaar Properties PJSC	33,798,843	63,311,291
First Gulf Bank PJSC	16,703,434	55,027,785

TOTAL UNITED ARAB EMIRATES		159,291,857

United Kingdom - 0.3%
Fresnillo PLC	1,999,500	51,098,861
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (b)	693,672	39,879,203
First Cash Financial Services, Inc.	701,300	35,983,703
Micron Technology, Inc. (b)	3,051,300	41,924,862

TOTAL UNITED STATES OF AMERICA		117,787,768

TOTAL COMMON STOCKS
(Cost $12,368,542,879)		13,749,024,163

Nonconvertible Preferred Stocks - 6.4%
Brazil - 4.8%
Ambev SA sponsored ADR	27,431,000	158,551,180
Banco do Estado Rio Grande do Sul SA	8,741,136	29,061,635
Companhia Paranaense de Energia-Copel:
(PN-B)	165,000	1,636,057
(PN-B) sponsored ADR	5,581,813	55,259,949
Itau Unibanco Holding SA sponsored ADR	19,309,586	201,785,174
Metalurgica Gerdau SA (PN) (c)	37,824,122	31,730,080
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	12,589,400	91,776,726
Telefonica Brasil SA	3,462,600	52,573,340
Vale SA (PN-A) sponsored ADR	19,026,000	87,709,860

TOTAL BRAZIL		710,084,001

Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (e)	7,577,282	29,253,613
Korea (South) - 1.4%
Hyundai Motor Co. Series 2	907,125	81,924,930
Samsung Electronics Co. Ltd.	86,671	98,525,175
Samsung Fire & Marine Insurance Co. Ltd.	191,001	29,350,441

TOTAL KOREA (SOUTH)		209,800,546

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $894,080,267)		949,138,160
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/15/16 to 10/13/16(f)
(Cost $1,639,331)	1,640,000	1,639,436
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.42% (g)	193,868,720	193,868,720
Fidelity Securities Lending Cash Central Fund, 0.45% (g)(h)	94,249,944	94,249,944
TOTAL MONEY MARKET FUNDS
(Cost $288,118,664)		288,118,664
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $13,552,381,141)		14,987,920,423
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(109,004,513)
NET ASSETS - 100%		$14,878,915,910

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
690 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	30,411,750	$771,284

The face value of futures purchased as a percentage of Net Assets is 0.2%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,697,540 or 0.3% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,253,613 or 0.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,639,436.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,733,232
Fidelity Securities Lending Cash Central Fund	529,702
Total	$2,262,934

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aquarius Platinum Ltd. (Australia)	$15,805,131	$--	$-	$--	$--
China Suntien Green Energy Corp. Ltd. (H Shares)	18,471,705	1,654,608	5,089,894	187,935	--
Direcional Engenharia SA	12,974,783	201,995	1,042,837	1,118,109	26,828,719
Fila Korea Ltd.	57,918,933	4,383,793	3,491,849	112,515	53,271,804
FPC Par Corretora de Seguros	21,739,477	5,222,561	--	1,479,594	38,424,520
GP Investments Ltd. Class A (depositary receipt)	17,741,993	--	3,249,032	--	15,871,641
InterPark INT Corp.	--	35,193,348	--	160,455	27,545,187
Korean Reinsurance Co.	75,545,757	10,144,986	4,560,300	1,474,511	74,441,727
Macquarie Mexican (REIT)	99,884,761	465,178	1,786,051	5,452,197	90,686,695
Metalurgica Gerdau SA (PN)	--	18,809,798	1,386,192	--	31,730,080
Minerva SA	40,386,125	2,654,775	595,203	--	38,038,490
Smiles SA	23,204,758	62,995,986	15,124,164	5,283,471	120,727,195
SREI Infrastructure Finance Ltd.	30,184,892	--	2,264,636	312,244	47,063,766
Total	$413,858,315	$141,727,028	$38,590,158	$15,581,031	$564,629,824

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,949,436,659	$1,265,580,886	$654,602,160	$29,253,613
Consumer Staples	1,203,856,880	1,203,856,880	--	--
Energy	1,126,537,163	860,364,568	266,172,595	--
Financials	3,710,321,644	2,906,334,806	803,986,838	--
Health Care	394,247,725	394,247,725	--	--
Industrials	834,338,839	834,338,839	--	--
Information Technology	3,240,015,219	2,156,669,707	1,083,345,512	--
Materials	915,768,013	796,320,793	119,447,220	--
Telecommunication Services	880,012,314	713,648,436	166,363,878	--
Utilities	443,627,867	362,338,638	81,289,229	--
Government Obligations	1,639,436	--	1,639,436	--
Money Market Funds	288,118,664	288,118,664	--	--
Total Investments in Securities:	$14,987,920,423	$11,781,819,942	$3,176,846,868	$29,253,613
Derivative Instruments:
Assets
Futures Contracts	$771,284	$771,284	$--	$--
Total Assets	$771,284	$771,284	$--	$--
Total Derivative Instruments:	$771,284	$771,284	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$238,746,297
Level 2 to Level 1	$2,646,596,104

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $13,634,623,144. Net unrealized appreciation aggregated $1,353,297,279, of which $2,313,324,972 related to appreciated investment securities and $960,027,693 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

July 31, 2016

ILS-QTLY-0916
1.834743.110

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 2.4%
Beacon Lighting Group Ltd.	2,695,741	$2,868,080
DuluxGroup Ltd.	1,736,117	8,760,564
Imdex Ltd. (a)	2,434,488	721,535
RCG Corp. Ltd. (b)	6,879,148	9,776,002
TFS Corp. Ltd. (b)	4,654,304	5,765,372

TOTAL AUSTRALIA		27,891,553

Austria - 1.8%
Andritz AG	178,500	9,100,073
Buwog-Gemeinnuetzige Wohnung	263,444	6,388,364
Zumtobel AG (b)	316,081	4,797,114

TOTAL AUSTRIA		20,285,551

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	1,112,779	4,373,221
Belgium - 1.1%
Gimv NV	56,688	3,078,864
KBC Ancora (a)	304,448	9,404,502

TOTAL BELGIUM		12,483,366

Bermuda - 0.4%
Vostok New Ventures Ltd. SDR (a)	712,589	4,392,786
Canada - 2.1%
Cara Operations Ltd.	287,000	6,735,097
McCoy Global, Inc. (a)	636,215	877,101
New Look Vision Group, Inc.	206,400	4,489,534
Pason Systems, Inc.	427,700	5,729,310
ShawCor Ltd. Class A	135,600	3,092,841
Tesco Corp.	430,047	2,842,611

TOTAL CANADA		23,766,494

Cayman Islands - 0.6%
58.com, Inc. ADR (a)	67,900	3,531,479
Value Partners Group Ltd.	4,233,000	3,562,782

TOTAL CAYMAN ISLANDS		7,094,261

Denmark - 1.7%
Jyske Bank A/S (Reg.)	213,127	8,863,275
Scandinavian Tobacco Group A/S	207,610	3,666,340
Spar Nord Bank A/S	816,369	6,748,322

TOTAL DENMARK		19,277,937

Finland - 0.7%
Tikkurila Oyj	432,646	8,324,447
France - 2.3%
Elis SA	414,962	7,492,429
Laurent-Perrier Group SA	51,163	4,060,645
Vetoquinol SA	121,184	5,365,155
Virbac SA (b)	49,252	9,702,230

TOTAL FRANCE		26,620,459

Germany - 5.3%
alstria office REIT-AG	268,700	3,740,062
CompuGroup Medical AG	486,478	21,004,739
CTS Eventim AG	578,280	20,126,076
Fielmann AG	151,773	11,728,435
Nexus AG	278,558	5,272,473

TOTAL GERMANY		61,871,785

India - 0.4%
Jyothy Laboratories Ltd.	1,189,354	5,138,909
Ireland - 1.5%
FBD Holdings PLC (a)	240,328	1,660,753
James Hardie Industries PLC:
CDI	405,775	6,722,438
sponsored ADR	564,575	9,377,591

TOTAL IRELAND		17,760,782

Isle of Man - 0.7%
Playtech Ltd.	655,514	7,543,260
Israel - 2.0%
Azrieli Group	155,005	6,800,676
Ituran Location & Control Ltd.	347,108	8,316,708
Strauss Group Ltd.	484,244	7,754,101

TOTAL ISRAEL		22,871,485

Italy - 3.1%
Azimut Holding SpA	710,097	11,162,072
Banco di Desio e della Brianza SpA	510,000	969,306
Beni Stabili SpA SIIQ	10,671,275	6,985,299
Interpump Group SpA	1,027,943	16,640,999

TOTAL ITALY		35,757,676

Japan - 27.8%
Aoki Super Co. Ltd.	273,000	3,493,978
Artnature, Inc.	950,500	7,653,791
Asahi Co. Ltd.	398,900	5,651,840
Autobacs Seven Co. Ltd.	400,300	5,800,241
Azbil Corp.	591,900	17,864,379
Broadleaf Co. Ltd.	90,700	910,404
Central Automotive Products Ltd.	134,000	1,180,709
Century21 Real Estate Japan Ltd.	72,900	936,253
Coca-Cola Central Japan Co. Ltd.	258,700	4,992,309
Daiichikosho Co. Ltd.	232,300	10,604,759
Daikokutenbussan Co. Ltd.	169,500	7,372,376
Funai Soken Holdings, Inc.	235,700	3,271,633
GCA Savvian Group Corp.	527,761	4,566,619
Glory Ltd.	245,500	6,812,775
Goldcrest Co. Ltd.	522,130	8,221,998
Iwatsuka Confectionary Co. Ltd.	50,400	1,728,659
Japan Digital Laboratory Co.	499,100	6,881,909
Kobayashi Pharmaceutical Co. Ltd.	272,000	12,837,260
Koshidaka Holdings Co. Ltd.	166,900	3,351,310
Lasertec Corp.	391,136	5,476,200
Medikit Co. Ltd.	130,000	5,005,078
Meiko Network Japan Co. Ltd.	112,600	1,203,198
Miraial Co. Ltd.	20,900	148,931
Misumi Group, Inc.	353,900	6,500,056
Nagaileben Co. Ltd.	568,400	13,486,265
Nakano Refrigerators Co. Ltd.	140,000	3,694,986
ND Software Co. Ltd.	84,343	682,927
Nihon Parkerizing Co. Ltd.	1,392,500	16,760,843
NS Tool Co. Ltd. (b)	35,600	623,830
OBIC Co. Ltd.	336,500	19,588,555
OSG Corp. (b)	800,000	13,327,501
Paramount Bed Holdings Co. Ltd.	224,600	8,528,928
ProNexus, Inc.	592,800	6,264,670
San-Ai Oil Co. Ltd.	631,000	4,236,492
Seven Bank Ltd.	1,903,600	6,503,031
SHO-BOND Holdings Co. Ltd. (b)	293,700	14,802,028
Shoei Co. Ltd.	309,926	5,130,544
SK Kaken Co. Ltd.	82,000	8,309,732
Software Service, Inc.	62,900	2,626,697
Techno Medica Co. Ltd.	79,491	1,229,710
The Monogatari Corp.	109,300	5,714,332
The Nippon Synthetic Chemical Industry Co. Ltd.	466,000	2,897,713
TKC Corp.	247,400	7,004,207
Tocalo Co. Ltd.	117,000	2,312,696
Tsutsumi Jewelry Co. Ltd.	156,100	3,052,589
USS Co. Ltd.	1,531,500	25,976,830
Workman Co. Ltd.	222,500	7,472,221
Yamada Consulting Group Co. Ltd.	135,700	5,767,844
Yamato Kogyo Co. Ltd.	124,100	3,504,060

TOTAL JAPAN		321,965,896

Korea (South) - 1.6%
BGFretail Co. Ltd.	93,633	16,786,290
Leeno Industrial, Inc.	57,500	2,172,785

TOTAL KOREA (SOUTH)		18,959,075

Mexico - 0.6%
Consorcio ARA S.A.B. de CV	17,546,078	6,475,673
Netherlands - 2.2%
Aalberts Industries NV	319,501	10,607,117
Heijmans NV (Certificaten Van Aandelen) (a)	304,192	2,827,821
VastNed Retail NV	292,355	12,266,789

TOTAL NETHERLANDS		25,701,727

Norway - 0.4%
Kongsberg Gruppen ASA	335,600	5,011,835
Philippines - 0.5%
Jollibee Food Corp.	1,026,090	5,552,317
South Africa - 0.7%
Clicks Group Ltd.	944,913	8,458,524
Spain - 2.1%
Hispania Activos Inmobiliarios SA (b)	359,031	4,804,718
Merlin Properties Socimi SA	680,300	7,788,292
Prosegur Compania de Seguridad SA (Reg.)	1,793,190	12,189,101

TOTAL SPAIN		24,782,111

Sweden - 3.9%
Addlife AB (a)	37,600	552,553
AddTech AB (B Shares)	325,943	4,713,737
Fagerhult AB	783,159	17,938,432
Intrum Justitia AB	203,934	6,544,382
Loomis AB (B Shares)	224,700	6,483,397
Saab AB (B Shares)	251,900	8,648,851

TOTAL SWEDEN		44,881,352

Switzerland - 0.4%
Tecan Group AG	26,000	4,179,530
Taiwan - 0.4%
Addcn Technology Co. Ltd.	546,900	4,391,494
United Kingdom - 19.2%
AA PLC	1,241,400	4,072,826
Alliance Pharma PLC	4,548,400	2,753,958
Bellway PLC	427,372	11,855,091
Berendsen PLC	1,188,163	20,080,497
Britvic PLC	583,571	4,827,044
Dechra Pharmaceuticals PLC	659,609	11,610,362
DP Poland PLC (a)(c)	8,208,000	5,268,496
Elementis PLC	3,262,010	9,558,075
Great Portland Estates PLC	1,015,989	9,190,414
Hilton Food Group PLC	223,887	1,768,930
Howden Joinery Group PLC	1,795,300	10,264,276
Informa PLC	1,613,965	15,251,054
InterContinental Hotel Group PLC ADR	180,775	7,321,388
ITE Group PLC	3,080,234	6,675,327
JUST EAT Ltd. (a)	720,770	5,122,459
Rightmove PLC	182,147	9,765,440
Shaftesbury PLC	1,139,573	14,086,288
Spectris PLC	592,778	14,740,981
Spirax-Sarco Engineering PLC	420,291	22,154,805
Taylor Wimpey PLC	1,386,800	2,839,303
Ted Baker PLC	211,200	6,574,137
Topps Tiles PLC	3,130,908	4,972,320
Ultra Electronics Holdings PLC	392,558	8,889,173
Unite Group PLC	1,546,423	12,965,297

TOTAL UNITED KINGDOM		222,607,941

United States of America - 7.5%
ANSYS, Inc. (a)	36,085	3,224,556
Autoliv, Inc.	53,800	5,692,040
Broadridge Financial Solutions, Inc.	93,905	6,355,490
China Biologic Products, Inc. (a)	102,280	12,210,186
Domino's Pizza, Inc.	44,000	6,481,200
Energizer Holdings, Inc.	51,409	2,649,106
Kennedy-Wilson Holdings, Inc.	460,229	9,687,820
Martin Marietta Materials, Inc.	34,720	7,036,008
Mohawk Industries, Inc. (a)	42,600	8,900,844
PriceSmart, Inc.	139,799	10,887,546
ResMed, Inc.	86,095	5,930,224
SS&C Technologies Holdings, Inc.	238,116	7,672,098

TOTAL UNITED STATES OF AMERICA		86,727,118

TOTAL COMMON STOCKS
(Cost $965,246,979)		1,085,148,565

Nonconvertible Preferred Stocks - 1.8%
Germany - 1.8%
Sartorius AG (non-vtg.)
(Cost $9,231,224)	262,080	20,944,029

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.42% (d)	48,021,369	48,021,369
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	3,441,480	3,441,480
TOTAL MONEY MARKET FUNDS
(Cost $51,462,849)		51,462,849
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,025,941,052)		1,157,555,443
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,049,186)
NET ASSETS - 100%		$1,156,506,257

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$244,670
Fidelity Securities Lending Cash Central Fund	86,786
Total	$331,456

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$2,507,081	$321,456	$--	$--	$5,268,496
Total	$2,507,081	$321,456	$--	$--	$5,268,496

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$228,793,813	$153,655,240	$75,138,573	$--
Consumer Staples	100,409,468	62,331,095	38,078,373	--
Energy	16,778,355	12,541,863	4,236,492	--
Financials	168,440,922	148,213,021	20,227,901	--
Health Care	135,458,265	103,898,660	31,559,605	--
Industrials	237,762,058	174,384,039	63,378,019	--
Information Technology	130,711,335	72,836,750	57,874,585	--
Materials	87,738,378	56,266,030	31,472,348	--
Money Market Funds	51,462,849	51,462,849	--	--
Total Investments in Securities:	$1,157,555,443	$835,589,547	$321,965,896	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$29,416,696

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,032,038,902. Net unrealized appreciation aggregated $125,516,541, of which $202,585,130 related to appreciated investment securities and $77,068,589 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

July 31, 2016

HKC-QTLY-0916
1.804836.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.7%
Weifu High-Technology Co. Ltd. (B Shares)	3,297,936	$6,890,537
Automobiles - 1.4%
Chongqing Changan Automobile Co. Ltd. (B Shares)	9,000,741	14,930,854
Diversified Consumer Services - 1.5%
New Oriental Education & Technology Group, Inc. sponsored ADR	297,200	13,094,632
TAL Education Group ADR (a)	51,000	3,070,710
		16,165,342
Hotels, Restaurants & Leisure - 2.3%
China CYTS Tours Holding Co. Ltd.	887,536	2,723,844
China International Travel Service Corp. Ltd. (A Shares)	753,281	5,105,970
Huangshan Tourism Development Co. Ltd.	7,381,914	10,054,167
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	18,324,000	5,999,041
		23,883,022
Household Durables - 4.5%
Haier Electronics Group Co. Ltd.	5,492,000	9,202,413
Nien Made Enterprise Co. Ltd.	800,000	8,372,356
Qingdao Haier Co. Ltd.	3,099,822	5,109,276
Sundart Holdings Ltd.	20,000,000	11,755,001
Techtronic Industries Co. Ltd.	3,218,500	13,627,517
		48,066,563
Internet & Catalog Retail - 2.9%
Ctrip.com International Ltd. ADR (a)(b)	286,000	12,489,620
JD.com, Inc. sponsored ADR (a)	390,500	8,454,325
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	109,500	3,292,665
Vipshop Holdings Ltd. ADR (a)	420,300	5,980,869
		30,217,479
Multiline Retail - 0.0%
Lifestyle China Group Ltd. (a)	339,000	67,727
Lifestyle International Holdings Ltd.	339,000	478,019
		545,746
Specialty Retail - 1.8%
Chow Tai Fook Jewellery Group Ltd. (b)	14,980,800	11,546,863
Luk Fook Holdings International Ltd.	2,830,000	7,185,889
		18,732,752
Textiles, Apparel & Luxury Goods - 2.3%
Anta Sports Products Ltd.	582,000	1,296,267
ECLAT Textile Co. Ltd.	110,000	1,235,897
Lao Feng Xiang Co. Ltd. (B Shares)	2,499,988	8,982,457
Pacific Textile Holdings Ltd.	4,000,000	5,671,272
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	6,605,723
		23,791,616

TOTAL CONSUMER DISCRETIONARY		183,223,911

CONSUMER STAPLES - 3.3%
Beverages - 2.0%
Kweichow Moutai Co. Ltd.	446,346	21,058,593
Food Products - 1.3%
China Modern Dairy Holdings Ltd. (a)(b)	34,000,000	4,469,994
Unified-President Enterprises Corp.	4,611,000	9,448,355
		13,918,349

TOTAL CONSUMER STAPLES		34,976,942

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	1,024,000	798,515
Oil, Gas & Consumable Fuels - 0.9%
China Coal Energy Co. Ltd. (H Shares)	9,113,000	4,804,105
China Shenhua Energy Co. Ltd. (H Shares)	2,747,500	5,248,241
		10,052,346

TOTAL ENERGY		10,850,861

FINANCIALS - 21.1%
Banks - 6.9%
China Construction Bank Corp. (H Shares)	38,839,000	26,031,501
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	3,196,700	12,449,953
Industrial & Commercial Bank of China Ltd. (H Shares)	40,529,000	23,121,415
Midea Group Co. Ltd. ELS (A Shares) (BNP Paribas Arbitrage Warrant Program) warrants 2/10/17 (a)(c)	2,559,400	10,874,081
		72,476,950
Capital Markets - 3.9%
CITIC Securities Co. Ltd. (H Shares)	2,307,000	4,906,360
Hangzhou Robam Appliances Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 1/15/18 (a)(c)	1,330,500	8,172,612
Tai Fook Securities Group Ltd.	8,368,000	5,047,721
Wuliangye Yibin Co. Ltd. ELS (A Shares):
(Deutsche Bank Warrant Program) warrants 3/5/17 (a)(c)	2,108,594	11,490,707
(UBS Warrant Programme) warrants 3/7/19 (a)(c)	1,071,282	5,837,913
Yunnan Baiyao Group Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 2/17/17 (a)(c)	559,455	5,835,321
		41,290,634
Insurance - 6.3%
AIA Group Ltd.	3,432,400	21,257,839
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,143,600	18,165,426
PICC Property & Casualty Co. Ltd. (H Shares)	2,656,000	4,114,910
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,994,500	23,303,890
		66,842,065
Real Estate Management & Development - 4.0%
Beijing Capital Land Ltd. (H Shares)	35,170,000	13,418,127
Cheung Kong Property Holdings Ltd.	2,338,500	16,698,404
Longfor Properties Co. Ltd.	4,000,000	5,465,044
Sun Hung Kai Properties Ltd.	456,000	6,524,026
		42,105,601

TOTAL FINANCIALS		222,715,250

HEALTH CARE - 3.4%
Health Care Providers & Services - 1.0%
Phoenix Healthcare Group Ltd.	6,945,000	10,258,520
Life Sciences Tools & Services - 0.8%
JHL Biotech, Inc. (a)	3,976,696	8,873,485
Pharmaceuticals - 1.6%
Livzon Pharmaceutical Group, Inc.	2,485,700	12,318,927
Sino Biopharmaceutical Ltd.	7,242,000	4,835,219
		17,154,146

TOTAL HEALTH CARE		36,286,151

INDUSTRIALS - 8.4%
Air Freight & Logistics - 0.0%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	30	84
Airlines - 2.9%
Air China Ltd. (H Shares)	6,648,000	5,081,285
China Eastern Airlines Corp. Ltd. (H Shares) (a)	20,908,000	11,722,752
China Southern Airlines Ltd. (H Shares)	20,194,000	13,326,624
		30,130,661
Construction & Engineering - 1.4%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	11,294,254
China Energy Engineering Corp. Ltd.	27,132,000	3,951,737
		15,245,991
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd.(H Shares)	21,974,000	10,111,257
Jiangnan Group Ltd.	25,552,000	4,479,109
		14,590,366
Machinery - 0.7%
EVA Precision Industrial Holdings Ltd.	36,000,000	3,108,888
Lonking Holdings Ltd.	28,600,000	4,239,276
		7,348,164
Marine - 1.0%
China Shipping Development Co. Ltd. (H Shares)	18,762,000	10,616,259
Sinotrans Shipping Ltd. (a)	1,345,000	206,299
		10,822,558
Trading Companies & Distributors - 1.0%
Summit Ascent Holdings Ltd. (a)(b)	48,136,000	10,113,126

TOTAL INDUSTRIALS		88,250,950

INFORMATION TECHNOLOGY - 31.1%
Electronic Equipment & Components - 2.8%
Chroma ATE, Inc.	2,228,000	5,636,695
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,464,000	12,331,802
Largan Precision Co. Ltd.	58,000	6,234,011
Tongda Group Holdings Ltd.	29,030,000	5,837,131
		30,039,639
Internet Software & Services - 15.1%
58.com, Inc. ADR (a)	141,178	7,342,668
Alibaba Group Holding Ltd. sponsored ADR (a)	606,200	49,999,376
SINA Corp. (a)	99,700	5,371,836
Tencent Holdings Ltd.	3,859,700	93,223,827
YY, Inc. ADR (a)(b)	91,000	3,566,290
		159,503,997
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Semiconductor Engineering, Inc.	13,995,000	16,574,970
Himax Technologies, Inc. sponsored ADR (b)	400,000	3,580,000
Taiwan Semiconductor Manufacturing Co. Ltd.	15,873,000	86,021,230
Vanguard International Semiconductor Corp.	4,668,000	8,479,537
		114,655,737
Software - 0.8%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	8,508,765
Technology Hardware, Storage & Peripherals - 1.5%
ADLINK Technology, Inc.	3,682,844	7,534,905
Axiomtek Co. Ltd.	2,000,000	4,381,030
HTC Corp.	1,410,000	4,214,180
		16,130,115

TOTAL INFORMATION TECHNOLOGY		328,838,253

MATERIALS - 5.9%
Construction Materials - 2.8%
BBMG Corp. (H Shares)	49,643,000	18,172,061
China Shanshui Cement Group Ltd. (a)(b)	20,656,000	8,880,176
TCC International Holdings Ltd.	15,608,000	2,715,869
		29,768,106
Metals & Mining - 3.1%
Angang Steel Co. Ltd. (H Shares)	10,712,000	5,232,842
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	4,828,632
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,357,000	10,733,824
Zijin Mining Group Co. Ltd. (H Shares)	31,580,000	11,478,604
		32,273,902

TOTAL MATERIALS		62,042,008

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
China Telecom Corp. Ltd. (H Shares)	13,024,000	6,412,621
China Unicom Ltd.	11,762,000	12,530,172
Chunghwa Telecom Co. Ltd.	4,980,000	17,854,287
CITIC 1616 Holdings Ltd.	9,294,000	3,497,948
		40,295,028
UTILITIES - 3.3%
Independent Power and Renewable Electricity Producers - 2.5%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	29,330,000	8,846,180
Canvest Environmental Protection Group Co. Ltd. (a)	16,700,000	7,662,920
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	10,211,013
		26,720,113
Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd.	13,838,000	8,400,827

TOTAL UTILITIES		35,120,940

TOTAL COMMON STOCKS
(Cost $1,012,515,594)		1,042,600,294

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Internet & Catalog Retail - 0.8%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $6,268,244)	1,983,088	7,656,108

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.42% (e)	2,573,063	2,573,063
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	31,462,125	31,462,125
TOTAL MONEY MARKET FUNDS
(Cost $34,035,188)		34,035,188
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,052,819,026)		1,084,291,590
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(28,061,192)
NET ASSETS - 100%		$1,056,230,398

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,660,587 or 5.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,656,108 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,710
Fidelity Securities Lending Cash Central Fund	1,085,595
Total	$1,138,305

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	$12,897,334	$--	$--	$240,422	$--
Poly Culture Group Corp. Ltd. (H Shares)	11,968,205	--	11,659,847	--	--
Total	$24,865,539	$--	$11,659,847	$240,422	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$190,880,019	$183,223,911	$--	$7,656,108
Consumer Staples	34,976,942	34,976,942	--	--
Energy	10,850,861	10,850,861	--	--
Financials	222,715,250	144,933,248	71,946,681	5,835,321
Health Care	36,286,151	36,286,151	--	--
Industrials	88,250,950	88,250,950	--	--
Information Technology	328,838,253	133,018,226	195,820,027	--
Materials	62,042,008	53,161,832	--	8,880,176
Telecommunication Services	40,295,028	9,910,569	30,384,459	--
Utilities	35,120,940	35,120,940	--	--
Money Market Funds	34,035,188	34,035,188	--	--
Total Investments in Securities:	$1,084,291,590	$763,768,818	$298,151,167	$22,371,605

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$523,495,707

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$12,373,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,388
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,719,036)
Ending Balance	$7,656,108
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2016	$1,388
Equities - Health Care
Beginning Balance	$14,369,442
Net Realized Gain (Loss) on Investment Securities	(2,338,033)
Net Unrealized Gain (Loss) on Investment Securities	2,825,119
Cost of Purchases	--
Proceeds of Sales	(6,769,445)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(8,087,083)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2016	$--
Equities - Industrials
Beginning Balance	$15,897,809
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(15,897,809)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2016	$--
Equities - Materials
Beginning Balance	$14,440,021
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(5,559,845)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,880,176
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2016	$(5,559,845)
Other Investments in Securities
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	45,691
Net Unrealized Gain (Loss) on Investment Securities	(551,303)
Cost of Purchases	6,340,933
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,835,321
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2016	$(551,303)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 07/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$16,536,284	Market approach	Transaction price	$3.86	Increase
		Market comparable	Proxy based discount	58.9%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,056,371,778. Net unrealized appreciation aggregated $27,919,812, of which $136,903,576 related to appreciated investment securities and $108,983,764 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

July 31, 2016

JPN-QTLY-0916
1.804854.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.6%
Auto Components - 3.3%
Bridgestone Corp.	143,900	$4,983,394
DaikyoNishikawa Corp.	90,600	1,285,560
Hi-Lex Corp.	17,200	456,320
NGK Spark Plug Co. Ltd.	214,300	3,497,309
Sumitomo Electric Industries Ltd.	249,000	3,430,448
		13,653,031
Automobiles - 5.7%
Fuji Heavy Industries Ltd.	47,300	1,807,087
Honda Motor Co. Ltd.	352,800	9,556,584
Isuzu Motors Ltd.	255,600	3,308,776
Suzuki Motor Corp.	284,700	8,718,746
		23,391,193
Hotels, Restaurants & Leisure - 0.7%
Skylark Co. Ltd.	230,600	3,071,913
Household Durables - 5.4%
Casio Computer Co. Ltd.	189,200	2,693,226
Rinnai Corp.	43,300	4,239,895
Sony Corp.	457,600	15,021,595
		21,954,716
Internet & Catalog Retail - 1.4%
Rakuten, Inc.	317,600	3,594,163
Start Today Co. Ltd.	41,300	1,968,155
		5,562,318
Media - 1.1%
Dentsu, Inc.	36,200	1,729,442
NEXT Co. Ltd.	155,700	1,500,149
Proto Corp.	105,300	1,195,519
		4,425,110
Multiline Retail - 0.5%
Don Quijote Holdings Co. Ltd.	50,700	1,989,827
Specialty Retail - 2.5%
Fast Retailing Co. Ltd.	11,500	3,711,133
Nitori Holdings Co. Ltd.	15,600	1,940,213
USS Co. Ltd.	179,400	3,042,928
Xebio Holdings Co. Ltd.	106,100	1,528,429
		10,222,703

TOTAL CONSUMER DISCRETIONARY		84,270,811

CONSUMER STAPLES - 10.6%
Beverages - 1.4%
Asahi Group Holdings	166,200	5,642,040
Food & Staples Retailing - 5.9%
Ain Holdings, Inc.	35,100	2,416,815
San-A Co. Ltd.	49,600	2,476,671
Seven & i Holdings Co. Ltd.	182,500	7,577,963
Sundrug Co. Ltd.	48,200	4,181,186
Tsuruha Holdings, Inc.	22,800	2,592,656
Welcia Holdings Co. Ltd.	74,700	4,928,683
		24,173,974
Personal Products - 0.9%
Kao Corp.	69,500	3,742,798
Tobacco - 2.4%
Japan Tobacco, Inc.	249,700	9,738,231

TOTAL CONSUMER STAPLES		43,297,043

FINANCIALS - 14.6%
Banks - 4.8%
Mitsubishi UFJ Financial Group, Inc.	2,552,000	12,901,701
Seven Bank Ltd.	753,500	2,574,088
Shinsei Bank Ltd.	2,594,000	3,891,427
		19,367,216
Capital Markets - 0.7%
Monex Group, Inc.	1,092,900	2,687,655
Diversified Financial Services - 3.1%
ORIX Corp.	912,300	12,802,827
Insurance - 2.7%
Sony Financial Holdings, Inc. (a)	214,600	2,688,369
Tokio Marine Holdings, Inc.	217,800	8,430,437
		11,118,806
Real Estate Investment Trusts - 1.2%
Invincible Investment Corp.	2,530	1,704,303
LaSalle Logiport REIT	881	920,575
Mitsui Fudosan Logistics Park, Inc.	170	449,846
Nippon Prologis REIT, Inc.	771	1,928,092
		5,002,816
Real Estate Management & Development - 2.1%
Mitsui Fudosan Co. Ltd.	401,000	8,679,934

TOTAL FINANCIALS		59,659,254

HEALTH CARE - 13.0%
Biotechnology - 0.5%
PeptiDream, Inc. (a)(b)	34,800	1,931,854
Health Care Equipment & Supplies - 4.9%
Hoya Corp.	310,500	11,016,805
Olympus Corp.	259,300	8,947,879
		19,964,684
Health Care Providers & Services - 1.9%
Miraca Holdings, Inc.	67,400	3,104,433
Ship Healthcare Holdings, Inc.	140,300	4,243,608
Solasto Corp.	45,300	480,260
		7,828,301
Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	1,360,600	22,669,957
Ono Pharmaceutical Co. Ltd.	16,700	600,663
		23,270,620

TOTAL HEALTH CARE		52,995,459

INDUSTRIALS - 14.5%
Building Products - 1.4%
Daikin Industries Ltd.	64,500	5,593,657
Construction & Engineering - 1.3%
Toshiba Plant Systems & Services Corp.	304,100	5,371,406
Electrical Equipment - 3.3%
Mitsubishi Electric Corp.	447,000	5,211,332
Nidec Corp.	91,200	8,275,585
		13,486,917
Machinery - 2.4%
Kubota Corp.	300,700	4,356,283
Makita Corp.	76,900	5,410,348
		9,766,631
Professional Services - 0.4%
Outsourcing, Inc.	45,100	1,692,218
Road & Rail - 4.3%
East Japan Railway Co.	189,200	17,355,259
Trading Companies & Distributors - 1.4%
Misumi Group, Inc.	321,800	5,910,477

TOTAL INDUSTRIALS		59,176,565

INFORMATION TECHNOLOGY - 12.2%
Electronic Equipment & Components - 7.0%
Alps Electric Co. Ltd.	20,600	458,831
Azbil Corp.	162,900	4,916,552
Hitachi Ltd.	1,350,000	6,168,317
OMRON Corp.	69,200	2,294,851
Shimadzu Corp.	613,000	8,871,784
TDK Corp.	55,400	3,399,140
Topcon Corp.	245,900	2,352,094
		28,461,569
Internet Software & Services - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	47,000	3,876,560
DeNA Co. Ltd.	163,400	4,177,861
Kakaku.com, Inc.	411,900	8,545,565
		16,599,986
Semiconductors & Semiconductor Equipment - 0.7%
Sumco Corp.	367,100	2,726,607
Software - 0.4%
COLOPL, Inc. (a)	117,000	1,748,893
LINE Corp. sponsored ADR	3,944	144,824
		1,893,717

TOTAL INFORMATION TECHNOLOGY		49,681,879

MATERIALS - 4.8%
Chemicals - 4.8%
Daicel Chemical Industries Ltd.	208,300	2,335,957
Hitachi Chemical Co. Ltd.	143,200	2,986,957
Kansai Paint Co. Ltd.	172,100	3,604,083
Shin-Etsu Chemical Co. Ltd.	87,600	5,977,743
Toray Industries, Inc.	524,000	4,773,586
		19,678,326
TELECOMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 2.1%
Nippon Telegraph & Telephone Corp.	179,200	8,515,543
Wireless Telecommunication Services - 7.6%
KDDI Corp.	587,600	18,031,753
SoftBank Corp.	234,000	12,880,397
		30,912,150

TOTAL TELECOMMUNICATION SERVICES		39,427,693

TOTAL COMMON STOCKS
(Cost $383,064,368)		408,187,030

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.42% (c)	661,876	661,876
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	3,786,178	3,786,178
TOTAL MONEY MARKET FUNDS
(Cost $4,448,054)		4,448,054
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $387,512,422)		412,635,084
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,491,514)
NET ASSETS - 100%		$408,143,570

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,651
Fidelity Securities Lending Cash Central Fund	88,520
Total	$93,171

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$84,270,811	$--	$84,270,811	$--
Consumer Staples	43,297,043	--	43,297,043	--
Financials	59,659,254	--	59,659,254	--
Health Care	52,995,459	--	52,995,459	--
Industrials	59,176,565	--	59,176,565	--
Information Technology	49,681,879	4,021,384	45,660,495	--
Materials	19,678,326	--	19,678,326	--
Telecommunication Services	39,427,693	--	39,427,693	--
Money Market Funds	4,448,054	4,448,054	--	--
Total Investments in Securities:	$412,635,084	$8,469,438	$404,165,646	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $391,040,568. Net unrealized appreciation aggregated $21,594,516, of which $62,240,643 related to appreciated investment securities and $40,646,127 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

July 31, 2016

DIF-QTLY-0916
1.804871.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 1.2%
Ansell Ltd.	599,714	$8,827,929
Australia & New Zealand Banking Group Ltd.	4,836,745	94,979,684
CSL Ltd.	467,456	41,918,696
Magellan Financial Group Ltd.	2,973,705	51,615,365
Ramsay Health Care Ltd.	865,228	51,806,790

TOTAL AUSTRALIA		249,148,464

Austria - 0.1%
Andritz AG	476,000	24,266,861
Bailiwick of Jersey - 2.3%
Shire PLC	2,826,800	182,618,263
Shire PLC sponsored ADR	189,029	36,694,309
Wolseley PLC	2,598,481	144,887,100
WPP PLC	4,949,809	111,061,505

TOTAL BAILIWICK OF JERSEY		475,261,177

Belgium - 2.6%
Anheuser-Busch InBev SA NV	2,837,330	366,560,874
KBC Groep NV (a)	3,037,673	157,868,565

TOTAL BELGIUM		524,429,439

Canada - 4.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,653,581	210,393,970
Cenovus Energy, Inc.	3,364,800	48,166,133
CGI Group, Inc. Class A (sub. vtg.) (a)	3,099,600	150,487,224
Constellation Software, Inc.	67,738	27,575,096
Fairfax India Holdings Corp. (a)	5,962,400	59,981,744
Imperial Oil Ltd.	1,873,800	57,649,865
Keyera Corp.	1,173,000	33,672,148
PrairieSky Royalty Ltd. (b)	938,398	18,262,699
Suncor Energy, Inc.	5,252,100	141,353,957
Tourmaline Oil Corp. (a)	2,158,400	55,296,963

TOTAL CANADA		802,839,799

Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,157,000	177,909,360
Regina Miracle International Holdings Ltd. (b)	3,195,271	3,508,933
Yihai International Holding Ltd.	31,911,000	13,367,544

TOTAL CAYMAN ISLANDS		194,785,837

China - 0.9%
Kweichow Moutai Co. Ltd.	2,165,610	102,173,423
Qingdao Haier Co. Ltd.	44,831,078	73,892,742
Weifu High-Technology Co. Ltd. (B Shares)	2,886,629	6,031,173

TOTAL CHINA		182,097,338

Curacao - 0.8%
Schlumberger Ltd.	2,047,225	164,842,557
Denmark - 3.0%
DONG Energy A/S	609,500	24,825,018
Genmab A/S (a)	562,476	101,952,500
NNIT A/S	762,332	31,450,900
Novo Nordisk A/S Series B	8,051,595	457,864,318

TOTAL DENMARK		616,092,736

Finland - 0.3%
Sampo Oyj (A Shares)	1,310,100	54,296,125
France - 4.5%
Accor SA	2,083,881	87,191,978
ALTEN	383,800	26,612,063
Amundi SA	2,160,384	94,426,518
AXA SA	5,481,800	111,567,477
Capgemini SA	794,084	76,305,199
Danone SA	1,344,634	103,124,928
Publicis Groupe SA	609,116	45,354,047
Sanofi SA	3,391,434	288,859,439
VINCI SA	568,000	43,111,780
Worldline SA (a)(c)	1,531,200	45,801,392

TOTAL FRANCE		922,354,821

Germany - 7.5%
adidas AG	1,022,500	167,967,946
Axel Springer Verlag AG	557,400	30,541,719
Bayer AG	3,033,862	326,133,713
Brenntag AG	491,200	24,388,267
Continental AG	471,300	98,796,263
Deutsche Borse AG	478,900	40,048,683
Deutsche Post AG	685,155	20,444,628
Fresenius SE & Co. KGaA	3,930,700	293,510,165
KION Group AG	1,136,000	62,270,454
ProSiebenSat.1 Media AG	2,818,190	129,092,156
Rational AG	15,894	7,688,859
SAP AG	2,777,652	243,109,572
Symrise AG	1,235,800	87,097,602

TOTAL GERMANY		1,531,090,027

Hong Kong - 2.2%
AIA Group Ltd.	55,429,000	343,287,720
China Resources Beer Holdings Co. Ltd.	12,430,000	24,064,060
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	4,143,333	1,666,220
Hang Seng Bank Ltd.	656,000	11,710,662
Techtronic Industries Co. Ltd.	16,945,000	71,747,171

TOTAL HONG KONG		452,475,833

India - 3.4%
Apollo Hospitals Enterprise Ltd.	680,208	13,898,061
Axis Bank Ltd.	5,980,583	49,003,007
Bharti Infratel Ltd.	15,702,404	93,147,259
HCL Technologies Ltd.	1,893,633	21,390,908
HDFC Bank Ltd.	10,285,876	228,702,537
Housing Development Finance Corp. Ltd.	8,188,299	168,851,804
ITC Ltd.	24,591,186	93,136,973
LIC Housing Finance Ltd.	3,164,765	24,689,488

TOTAL INDIA		692,820,037

Indonesia - 0.6%
PT Bank Central Asia Tbk	49,239,700	54,320,240
PT Bank Rakyat Indonesia Tbk	72,808,300	64,061,966

TOTAL INDONESIA		118,382,206

Ireland - 3.4%
Allergan PLC (a)	538,600	136,238,870
DCC PLC (United Kingdom)	813,689	72,635,334
Greencore Group PLC	7,481,900	32,438,692
Horizon Pharma PLC (a)	2,254,500	43,489,305
Jazz Pharmaceuticals PLC (a)	68,300	10,311,251
Kerry Group PLC Class A	1,004,300	85,950,907
Medtronic PLC	1,435,900	125,827,917
Paddy Power PLC (Ireland)	172,153	20,209,041
Ryanair Holdings PLC sponsored ADR	2,330,732	164,945,904

TOTAL IRELAND		692,047,221

Isle of Man - 0.6%
Paysafe Group PLC (a)	12,193,160	62,288,965
Playtech Ltd.	4,680,572	53,861,204

TOTAL ISLE OF MAN		116,150,169

Israel - 2.0%
Check Point Software Technologies Ltd. (a)	1,448,900	111,391,432
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,510,700	294,822,450

TOTAL ISRAEL		406,213,882

Italy - 0.5%
Intesa Sanpaolo SpA	38,137,500	84,156,424
Mediaset SpA	8,342,700	25,257,891

TOTAL ITALY		109,414,315

Japan - 14.8%
Astellas Pharma, Inc.	16,332,900	272,134,468
Casio Computer Co. Ltd. (b)	2,451,800	34,900,901
Daito Trust Construction Co. Ltd.	194,500	32,660,380
Dentsu, Inc.	1,850,400	88,402,209
Don Quijote Holdings Co. Ltd.	1,972,500	77,414,886
Hoya Corp.	7,574,500	268,749,719
Japan Exchange Group, Inc.	6,545,500	92,246,931
Japan Tobacco, Inc.	5,209,100	203,153,459
Kaken Pharmaceutical Co. Ltd.	218,400	14,442,047
KDDI Corp.	7,411,400	227,434,531
Keyence Corp.	403,010	284,272,684
Kubota Corp.	1,445,300	20,938,264
Minebea Mitsumi, Inc.	3,205,000	25,416,785
Misumi Group, Inc.	2,453,400	45,061,421
Mitsubishi UFJ Financial Group, Inc.	10,487,500	53,019,825
NGK Spark Plug Co. Ltd.	1,017,300	16,602,020
Nippon Paint Holdings Co. Ltd.	206,100	5,630,454
Nitori Holdings Co. Ltd.	881,000	109,572,264
Olympus Corp.	2,319,000	80,023,646
ORIX Corp.	27,420,500	384,807,533
Rakuten, Inc.	8,886,100	100,560,748
Seven & i Holdings Co. Ltd.	2,572,800	106,830,600
SHIMANO, Inc.	368,400	57,614,344
Shinsei Bank Ltd.	26,430,000	39,649,353
SoftBank Corp.	1,604,500	88,318,792
Sony Corp.	469,100	15,399,105
Suzuki Motor Corp.	1,187,500	36,366,389
Tsuruha Holdings, Inc.	1,504,100	171,035,694
Welcia Holdings Co. Ltd.	769,800	50,791,164

TOTAL JAPAN		3,003,450,616

Korea (South) - 0.3%
Orion Corp.	69,839	57,801,689
Luxembourg - 0.4%
Eurofins Scientific SA	224,700	84,269,938
Netherlands - 4.3%
AerCap Holdings NV (a)	1,668,900	60,931,539
Altice NV:
Class A (a)	6,910,639	102,563,904
Class B (a)	2,794,227	41,314,183
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares)(BNP Paribas Warrants Program) warrants 11/24/16 (a)(c)	1,832,000	4,890,964
IMCD Group BV	1,601,847	67,918,553
ING Groep NV (Certificaten Van Aandelen)	10,276,800	114,894,624
NXP Semiconductors NV (a)	893,600	75,142,824
RELX NV	7,594,689	136,851,675
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,618,157	260,257,360
Wolters Kluwer NV	419,800	17,658,782

TOTAL NETHERLANDS		882,424,408

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	2,758,170	18,983,287
Norway - 0.4%
Statoil ASA	5,162,400	82,069,060
Philippines - 0.2%
Alliance Global Group, Inc.	141,122,356	48,393,364
Singapore - 0.5%
Broadcom Ltd.	410,400	66,476,592
United Overseas Bank Ltd.	1,886,000	25,878,425

TOTAL SINGAPORE		92,355,017

South Africa - 1.1%
Naspers Ltd. Class N	1,480,999	232,403,283
Spain - 2.3%
Amadeus IT Holding SA Class A (b)	3,580,400	168,101,249
Hispania Activos Inmobiliarios SA	3,226,880	43,183,593
Inditex SA	7,236,945	250,280,642
Telepizza Group SAU	2,468,900	14,861,079

TOTAL SPAIN		476,426,563

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	4,414,000	96,834,625
Coor Service Management Holding AB (d)	5,253,500	30,390,119
HEXPOL AB (B Shares)	1,617,700	14,396,150
Nordea Bank AB	15,420,200	137,406,831
Svenska Cellulosa AB (SCA) (B Shares)	6,513,800	193,646,820
Svenska Handelsbanken AB (A Shares)	6,610,300	79,475,834

TOTAL SWEDEN		552,150,379

Switzerland - 3.6%
Actelion Ltd.	578,304	102,569,601
Credit Suisse Group AG	6,034,466	69,394,719
GAM Holding Ltd.	988,705	10,864,330
Julius Baer Group Ltd.	1,001,770	41,076,629
Sika AG	27,801	130,399,655
Syngenta AG (Switzerland)	688,053	270,601,097
UBS Group AG	7,874,577	108,466,367

TOTAL SWITZERLAND		733,372,398

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,476,000	235,463,280
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	9,071,900	51,962,218
United Kingdom - 14.0%
AA PLC	5,859,908	19,225,377
Associated British Foods PLC	1,432,400	51,013,550
B&M European Value Retail S.A.	26,764,516	91,139,516
Booker Group PLC	3,099,818	7,138,270
British American Tobacco PLC sponsored ADR	814,300	103,977,967
BT Group PLC	23,995,400	131,097,299
Bunzl PLC	1,822,570	57,045,698
Capita Group PLC	3,212,100	40,810,116
Coca-Cola European Partners PLC	667,800	24,928,974
Compass Group PLC	6,546,576	124,370,651
Dialog Semiconductor PLC (a)	182,100	5,964,105
Dignity PLC	357,200	12,759,154
Essentra PLC (d)	13,949,812	89,540,112
Halma PLC	1,398,656	19,417,528
Howden Joinery Group PLC	7,816,700	44,690,450
IMI PLC	1,826,035	25,906,660
Imperial Tobacco Group PLC	2,862,366	150,902,879
Indivior PLC	10,319,000	40,437,431
ITV PLC	44,087,300	114,360,781
Liberty Global PLC:
Class A (a)	1,677,700	53,199,867
Class C (a)	222,800	6,895,660
Lloyds Banking Group PLC	316,704,500	222,754,162
London Stock Exchange Group PLC	2,483,500	91,208,369
Melrose Industries PLC (b)	3,744,966	33,925,704
Micro Focus International PLC	4,246,219	108,796,589
Next PLC	1,900,400	126,382,990
Poundland Group PLC	3,388,364	10,168,219
Prudential PLC	12,671,086	223,371,933
Reckitt Benckiser Group PLC	2,240,687	217,257,398
Rio Tinto PLC	1,204,600	39,091,972
Rolls-Royce Group PLC	4,990,500	52,218,631
SABMiller PLC	1,347,200	78,699,494
Schroders PLC	1,299,700	45,031,903
Softcat PLC	5,257,000	24,162,969
Spectris PLC	1,712,500	42,585,809
St. James's Place Capital PLC	13,058,800	160,037,514
The Restaurant Group PLC	6,202,808	29,076,654
Virgin Money Holdings Uk PLC	10,883,682	37,983,372
Whitbread PLC	1,811,761	92,530,141

TOTAL UNITED KINGDOM		2,850,105,868

United States of America - 8.9%
Activision Blizzard, Inc.	589,200	23,662,272
Alexion Pharmaceuticals, Inc. (a)	76,300	9,812,180
Alphabet, Inc.:
Class A	107,205	84,835,605
Class C (a)	207,903	159,833,747
Amgen, Inc.	693,200	119,251,196
Celgene Corp. (a)	558,600	62,669,334
Coach, Inc.	518,800	22,365,468
Cognizant Technology Solutions Corp. Class A (a)	1,090,000	62,664,100
Coty, Inc. Class A (b)	3,938,700	105,832,869
Fidelity National Information Services, Inc.	523,100	41,602,143
Las Vegas Sands Corp.	1,575,900	79,819,335
MasterCard, Inc. Class A	1,612,900	153,612,596
McGraw Hill Financial, Inc.	2,236,300	273,275,860
Mead Johnson Nutrition Co. Class A	180,400	16,091,680
Molson Coors Brewing Co. Class B	627,700	64,125,832
MSCI, Inc. Class A	489,900	42,150,996
NJOY, Inc. (a)(e)	9,361,812	375,409
Oceaneering International, Inc.	1,244,200	34,688,296
Phillips 66 Co.	532,400	40,494,344
Qualcomm, Inc.	1,701,200	106,461,096
Regeneron Pharmaceuticals, Inc. (a)	138,100	58,709,072
Spectrum Brands Holdings, Inc.	249,200	32,089,484
Verisk Analytics, Inc. (a)	274,300	23,392,304
Vertex Pharmaceuticals, Inc. (a)	313,600	30,419,200
Visa, Inc. Class A	2,159,800	168,572,390

TOTAL UNITED STATES OF AMERICA		1,816,806,808

TOTAL COMMON STOCKS
(Cost $15,611,846,534)		19,547,447,020

Nonconvertible Preferred Stocks - 1.8%
Brazil - 0.6%
Itau Unibanco Holding SA	10,593,600	110,399,008
Germany - 1.2%
Henkel AG & Co. KGaA	1,838,100	228,926,533
Jungheinrich AG	532,400	16,234,713

TOTAL GERMANY		245,161,246

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $262,144,149)		355,560,254
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.35% 8/25/16 to 9/8/16 (Cost $2,479,336)	2,480,000	2,479,579
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.42% (f)	395,512,936	395,512,936
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)	224,562,079	224,562,079
TOTAL MONEY MARKET FUNDS
(Cost $620,075,015)		620,075,015
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $16,496,545,034)		20,525,561,868
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(161,478,071)
NET ASSETS - 100%		$20,364,083,797

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,692,356 or 0.2% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $375,409 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,154,016
Fidelity Securities Lending Cash Central Fund	4,638,883
Total	$5,792,899

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coor Service Management Holding AB	$22,025,249	$--	$615,431	$1,114,274	$30,390,119
Essentra PLC	176,517,577	5,955,440	3,907,199	2,787,249	89,540,112
Fairfax India Holdings Corp.	64,252,650	--	1,613,900	--	--
Poundland Group PLC	60,695,655	2,415,927	34,671,979	347,496	--
Total	$323,491,131	$8,371,367	$40,808,509	$4,249,019	$119,930,231

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,986,088,201	$1,296,852,068	$1,688,860,724	$375,409
Consumer Staples	3,144,011,763	1,731,610,826	1,412,400,937	--
Energy	676,496,022	594,426,962	82,069,060	--
Financials	4,269,503,818	2,575,850,692	1,688,762,162	4,890,964
Health Care	3,608,695,995	1,717,870,382	1,890,825,613	--
Industrials	1,254,748,133	869,391,307	385,356,826	--
Information Technology	2,761,883,401	2,234,501,145	527,382,256	--
Materials	636,757,042	321,433,519	315,323,523	--
Telecommunication Services	539,997,881	93,147,259	446,850,622	--
Utilities	24,825,018	24,825,018	--	--
Government Obligations	2,479,579	--	2,479,579	--
Money Market Funds	620,075,015	620,075,015	--	--
Total Investments in Securities:	$20,525,561,868	$12,079,984,193	$8,440,311,302	$5,266,373

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,313,679,376
Level 2 to Level 1	$1,784,507,569

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $16,682,511,402. Net unrealized appreciation aggregated $3,843,050,466, of which $5,013,420,053 related to appreciated investment securities and $1,170,369,587 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

July 31, 2016

SCF-S-QTLY-0916
1.907962.106

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 2.6%
Austal Ltd.	1,269,600	$1,119,206
Beacon Lighting Group Ltd.	6,173,255	6,567,911
Credit Corp. Group Ltd.	148,931	1,506,427
DuluxGroup Ltd.	4,194,853	21,167,514
Imdex Ltd. (a)	8,978,319	2,660,999
John Fairfax Holdings Ltd.	3,021,388	2,410,909
Nanosonics Ltd. (a)	273,826	570,178
RCG Corp. Ltd. (b)	16,803,658	23,879,788
SAI Global Ltd.	261,024	706,180
SomnoMed Ltd. (a)	108,980	285,727
TFS Corp. Ltd. (b)	11,922,378	14,768,470

TOTAL AUSTRALIA		75,643,309

Austria - 1.7%
Andritz AG	428,024	21,821,006
Buwog-Gemeinnuetzige Wohnung	617,695	14,978,746
IMMOFINANZ Immobilien Anlagen AG (a)	1,100,706	2,397,188
Wienerberger AG	79,500	1,226,558
Zumtobel AG (b)	732,919	11,123,402

TOTAL AUSTRIA		51,546,900

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	2,654,532	10,432,311
Regus PLC	328,400	1,326,898

TOTAL BAILIWICK OF JERSEY		11,759,209

Belgium - 1.1%
Econocom Group SA	58,186	762,084
Gimv NV	140,309	7,620,524
KBC Ancora (a)	730,073	22,552,203
Van de Velde	8,733	636,580

TOTAL BELGIUM		31,571,391

Bermuda - 0.4%
APT Satellite Holdings Ltd.	695,000	478,359
Vostok New Ventures Ltd. SDR (a)	1,820,942	11,225,276

TOTAL BERMUDA		11,703,635

Brazil - 0.0%
Banco ABC Brasil SA rights 8/2/16(a)	29,195	40,762
Canada - 2.1%
Cara Operations Ltd.	670,000	15,723,050
McCoy Global, Inc. (a)	1,111,450	1,532,271
New Look Vision Group, Inc.	518,800	11,284,739
Pason Systems, Inc.	1,175,300	15,743,880
ShawCor Ltd. Class A	375,300	8,560,054
Tesco Corp.	1,129,193	7,463,966
Total Energy Services, Inc.	71,480	700,757
Whitecap Resources, Inc.	160,000	1,187,455
ZCL Composites, Inc.	170,000	1,169,226

TOTAL CANADA		63,365,398

Cayman Islands - 0.7%
58.com, Inc. ADR (a)	195,500	10,167,955
SITC International Holdings Co. Ltd.	2,819,000	1,667,768
Value Partners Group Ltd. (b)	11,826,000	9,953,570

TOTAL CAYMAN ISLANDS		21,789,293

Denmark - 1.8%
Jyske Bank A/S (Reg.)	531,719	22,112,503
NNIT A/S	16,221	669,216
Royal Unibrew A/S	39,400	1,812,025
Scandinavian Tobacco Group A/S	604,739	10,679,537
Spar Nord Bank A/S	2,163,323	17,882,599

TOTAL DENMARK		53,155,880

Finland - 0.7%
Olvi PLC (A Shares)	42,172	1,228,685
Tikkurila Oyj	947,630	18,233,140

TOTAL FINLAND		19,461,825

France - 2.3%
Elis SA	1,018,400	18,387,925
Ipsen SA	14,000	913,294
Laurent-Perrier Group SA	126,224	10,017,998
Parrot SA (a)(b)	126,480	1,966,939
Vetoquinol SA	286,927	12,703,062
Virbac SA (b)	118,600	23,363,204

TOTAL FRANCE		67,352,422

Germany - 5.3%
alstria office REIT-AG	631,129	8,784,748
CompuGroup Medical AG	1,178,415	50,880,613
CTS Eventim AG	1,405,124	48,903,008
EDAG Engineering Group AG	16,500	302,531
Fielmann AG	403,190	31,156,975
MLP AG	598,745	2,316,113
Nexus AG	519,508	9,833,112
Scout24 Holding GmbH (a)	25,000	1,028,560
SMA Solar Technology AG (b)	44,572	2,238,929

TOTAL GERMANY		155,444,589

Greece - 0.1%
Motor Oil (HELLAS) Corinth Refineries SA	106,800	1,247,755
Mytilineos Holdings SA	280,800	1,224,344

TOTAL GREECE		2,472,099

India - 0.5%
Jyothy Laboratories Ltd.	3,501,337	15,128,423
Torrent Pharmaceuticals Ltd.	27,296	589,881

TOTAL INDIA		15,718,304

Ireland - 1.8%
FBD Holdings PLC (a)	1,298,400	8,972,409
James Hardie Industries PLC CDI	2,576,486	42,684,412
United Drug PLC (United Kingdom)	123,300	948,900

TOTAL IRELAND		52,605,721

Isle of Man - 0.6%
Playtech Ltd.	1,555,433	17,898,986
Israel - 2.1%
Azrieli Group	364,179	15,977,957
Ituran Location & Control Ltd.	898,507	21,528,228
Sarine Technologies Ltd.	4,483,800	6,019,870
Strauss Group Ltd.	1,129,555	18,087,336

TOTAL ISRAEL		61,613,391

Italy - 2.8%
Astm SpA	54,000	602,513
Azimut Holding SpA	1,586,764	24,942,470
Beni Stabili SpA SIIQ	24,951,120	16,332,729
Cerved Information Solutions SpA	262,926	2,204,635
Interpump Group SpA	2,418,666	39,154,913

TOTAL ITALY		83,237,260

Japan - 26.8%
Ain Holdings, Inc.	29,700	2,044,997
Aoki Super Co. Ltd.	87,000	1,113,466
Arcland Service Holdings Co. Ltd.	35,400	1,008,195
Artnature, Inc. (c)	2,190,700	17,640,357
Asahi Co. Ltd.	926,600	13,128,591
Autobacs Seven Co. Ltd.	928,700	13,456,618
Azbil Corp.	1,358,200	40,992,397
Broadleaf Co. Ltd.	300,300	3,014,271
Central Automotive Products Ltd.	119,000	1,048,540
Chugoku Marine Paints Ltd.	182,000	1,228,534
Coca-Cola Central Japan Co. Ltd.	635,200	12,257,885
Daiichikosho Co. Ltd.	550,100	25,112,691
Daikokutenbussan Co. Ltd.	568,400	24,722,468
Fukuda Denshi Co. Ltd.	4,200	255,827
Funai Soken Holdings, Inc.	534,000	7,412,184
GCA Savvian Group Corp.	1,354,987	11,724,455
Glory Ltd.	572,500	15,887,225
GMO Internet, Inc.	233,200	3,019,572
Goldcrest Co. Ltd.	1,246,210	19,624,108
Iwatsuka Confectionary Co. Ltd.	158,600	5,439,789
Japan Digital Laboratory Co.	1,296,200	17,872,832
Kaken Pharmaceutical Co. Ltd.	13,200	872,871
Kamigumi Co. Ltd.	129,000	1,160,912
Kobayashi Pharmaceutical Co. Ltd.	621,600	29,336,914
Konoike Transport Co. Ltd.	124,200	1,436,861
Koshidaka Holdings Co. Ltd.	384,200	7,714,640
Lasertec Corp. (b)	942,200	13,191,513
Leopalace21 Corp.	367,400	2,632,635
Mandom Corp.	28,900	1,274,454
Medikit Co. Ltd.	294,400	11,334,576
Meiko Network Japan Co. Ltd.	514,400	5,496,668
Miraca Holdings, Inc.	11,400	525,082
Miraial Co. Ltd.	281,300	2,004,515
Mirait Holdings Corp.	151,300	1,611,287
Misumi Group, Inc.	840,900	15,444,750
Mitsuboshi Belting Ltd.	125,000	1,053,258
Monex Group, Inc.	719,396	1,769,135
Nagaileben Co. Ltd.	1,336,100	31,701,265
Nakanishi, Inc.	19,400	669,549
Nakano Refrigerators Co. Ltd.	15,000	395,891
ND Software Co. Ltd.	222,536	1,801,878
Nihon Parkerizing Co. Ltd.	3,384,800	40,741,185
Nippon Kanzai Co. Ltd.	75,600	1,257,269
Nitto Kohki Co. Ltd.	43,400	1,007,991
NOF Corp.	180,000	1,552,661
NS Tool Co. Ltd.	2,000	35,047
OBIC Co. Ltd.	808,400	47,059,103
OSG Corp. (b)	1,901,500	31,677,803
Paramount Bed Holdings Co. Ltd.	540,760	20,534,743
ProNexus, Inc.	1,241,000	13,114,804
Sacs Bar Holdings, Inc.	121,500	1,294,819
Sakai Moving Service Co. Ltd.	13,100	318,754
San-A Co. Ltd.	37,400	1,867,490
San-Ai Oil Co. Ltd.	1,783,000	11,970,942
Sekisui Jushi Corp.	89,400	1,457,877
Seven Bank Ltd.	4,464,500	15,251,514
Shinko Plantech Co. Ltd.	138,200	1,000,311
Shinsei Bank Ltd.	1,546,000	2,319,255
Ship Healthcare Holdings, Inc.	17,400	526,292
SHO-BOND Holdings Co. Ltd. (b)	778,800	39,250,321
Shoei Co. Ltd. (c)	733,100	12,135,806
SK Kaken Co. Ltd.	186,000	18,848,905
Software Service, Inc.	175,900	7,345,564
St. Marc Holdings Co. Ltd.	19,300	580,691
Techno Medica Co. Ltd.	283,000	4,377,954
The Monogatari Corp.	189,000	9,881,141
The Nippon Synthetic Chemical Industry Co. Ltd.	1,095,000	6,809,004
TKC Corp.	684,400	19,376,231
Tocalo Co. Ltd.	458,400	9,061,024
Toshiba Plant Systems & Services Corp.	68,000	1,201,104
Tsuruha Holdings, Inc.	3,900	443,481
Tsutsumi Jewelry Co. Ltd.	359,100	7,022,323
USS Co. Ltd.	3,630,000	61,570,938
Welcia Holdings Co. Ltd.	48,100	3,173,623
Workman Co. Ltd.	517,600	17,382,570
Yamato Kogyo Co. Ltd.	270,100	7,626,484
Yuasa Trading Co. Ltd.	47,000	1,032,166
Yusen Logistics Co. Ltd.	111,500	1,226,918

TOTAL JAPAN		790,767,764

Korea (South) - 1.5%
BGFretail Co. Ltd.	222,172	39,830,440
iMarketKorea, Inc.	68,442	771,879
Leeno Industrial, Inc.	139,988	5,289,805

TOTAL KOREA (SOUTH)		45,892,124

Marshall Islands - 0.0%
StealthGas, Inc. (a)	62,954	224,116
Mexico - 0.5%
Consorcio ARA S.A.B. de CV	39,884,127	14,719,902
Netherlands - 2.5%
Aalberts Industries NV	984,900	32,697,705
Arcadis NV	58,718	786,120
BinckBank NV (b)	472,550	2,638,385
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	108,000	1,812,367
Heijmans NV (Certificaten Van Aandelen) (a)(b)	729,571	6,782,216
VastNed Retail NV	706,428	29,640,688

TOTAL NETHERLANDS		74,357,481

New Zealand - 0.1%
EBOS Group Ltd.	63,180	752,872
Trade Maine Group Ltd.	639,139	2,363,321

TOTAL NEW ZEALAND		3,116,193

Norway - 0.6%
ABG Sundal Collier ASA	2,918,049	1,770,789
Borregaard ASA	221,800	1,787,618
Kongsberg Gruppen ASA	820,848	12,258,505
Spectrum ASA (a)	314,300	1,005,802

TOTAL NORWAY		16,822,714

Philippines - 0.5%
Jollibee Food Corp.	2,720,820	14,722,740
Singapore - 0.1%
Boustead Singapore Ltd.	2,441,300	1,456,732
Hour Glass Ltd.	1,558,300	929,843

TOTAL SINGAPORE		2,386,575

South Africa - 0.7%
Clicks Group Ltd.	2,170,481	19,429,372
Spain - 2.2%
Baron de Ley SA (a)	20,300	2,344,435
Hispania Activos Inmobiliarios SA	1,078,350	14,430,976
Merlin Properties Socimi SA	1,540,500	17,636,137
Prosegur Compania de Seguridad SA (Reg.)	4,470,586	30,388,540

TOTAL SPAIN		64,800,088

Sweden - 3.4%
Addlife AB (a)	147,500	2,167,597
Fagerhult AB	1,808,495	41,423,983
Granges AB	186,500	1,896,167
Intrum Justitia AB	486,603	15,615,424
Loomis AB (B Shares)	532,000	15,350,099
Mekonomen AB	65,800	1,522,543
Ratos AB (B Shares) (b)	460,752	2,328,798
Saab AB (B Shares)	596,600	20,483,941
Swedish Orphan Biovitrum AB (a)	58,000	740,844

TOTAL SWEDEN		101,529,396

Switzerland - 0.1%
Vontobel Holdings AG	51,162	2,356,978
Taiwan - 0.3%
Addcn Technology Co. Ltd.	1,266,400	10,168,931
United Kingdom - 19.0%
AA PLC	3,419,255	11,218,003
Alliance Pharma PLC	11,775,896	7,130,050
BCA Marketplace PLC	196,500	470,055
Bellway PLC	1,007,800	27,955,880
Berendsen PLC	3,005,409	50,792,784
Britvic PLC	1,397,212	11,557,126
Cineworld Group PLC	112,000	870,830
Countrywide PLC	645,647	2,119,114
Dechra Pharmaceuticals PLC	1,652,163	29,081,183
Dignity PLC	11,007	393,169
Elementis PLC	7,625,382	22,343,271
Great Portland Estates PLC	2,404,000	21,746,057
H&T Group PLC	1,481,559	5,568,585
Hill & Smith Holdings PLC	97,563	1,385,455
Hilton Food Group PLC	911,038	7,198,108
Howden Joinery Group PLC	4,693,100	26,831,879
Informa PLC	4,050,785	38,277,622
InterContinental Hotel Group PLC ADR	499,621	20,234,651
ITE Group PLC	7,089,572	15,364,162
John David Group PLC	58,100	967,307
Joules Group PLC	141,550	315,658
JUST EAT Ltd. (a)	1,643,325	11,678,990
Luxfer Holdings PLC sponsored ADR	145,800	1,764,180
Mears Group PLC	426,812	2,235,451
Mitie Group PLC	449,200	1,478,506
PayPoint PLC	94,400	1,233,095
Rightmove PLC	447,100	23,970,354
Shaftesbury PLC	2,672,755	33,037,986
Sinclair Pharma PLC (a)	1,299,976	524,738
Spectris PLC	1,364,016	33,919,839
Spirax-Sarco Engineering PLC	1,016,628	53,589,526
Taylor Wimpey PLC	3,480,800	7,126,510
Ted Baker PLC	492,167	15,319,950
Topps Tiles PLC	7,826,050	12,428,863
Tullett Prebon PLC	461,016	2,026,857
Ultra Electronics Holdings PLC	969,010	21,942,485
Unite Group PLC	4,204,163	35,247,937
Zoopla Property Group PLC	217,325	845,599

TOTAL UNITED KINGDOM		560,191,815

United States of America - 7.5%
ANSYS, Inc. (a)	87,715	7,838,212
Autoliv, Inc.	133,100	14,081,980
Broadridge Financial Solutions, Inc.	221,895	15,017,854
China Biologic Products, Inc. (a)	241,308	28,807,349
Compass Minerals International, Inc.	20,000	1,391,800
Domino's Pizza, Inc.	151,000	22,242,300
Energizer Holdings, Inc.	119,832	6,174,943
Kennedy-Wilson Holdings, Inc.	1,102,688	23,211,582
Martin Marietta Materials, Inc.	85,080	17,241,462
Mohawk Industries, Inc. (a)	106,362	22,223,276
PriceSmart, Inc.	333,761	25,993,307
ResMed, Inc.	229,700	15,821,736
Resources Connection, Inc.	69,500	1,035,550
SS&C Technologies Holdings, Inc.	570,176	18,371,071
Utah Medical Products, Inc.	8,900	579,123

TOTAL UNITED STATES OF AMERICA		220,031,545

TOTAL COMMON STOCKS
(Cost $2,137,095,521)		2,737,898,108

Nonconvertible Preferred Stocks - 1.7%
Brazil - 0.1%
Banco ABC Brasil SA	522,300	2,271,290
Germany - 1.6%
Sartorius AG (non-vtg.)	613,172	49,001,420
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,611,654)		51,272,710

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.42% (d)	141,186,535	141,186,535
Fidelity Securities Lending Cash Central Fund, 0.45%(d)(e)	26,594,316	26,594,316
TOTAL MONEY MARKET FUNDS
(Cost $167,780,851)		167,780,851
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,323,488,026)		2,956,951,669
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,504,851)
NET ASSETS - 100%		$2,951,446,818

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$338,027
Fidelity Securities Lending Cash Central Fund	270,453
Total	$608,480

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$17,350,955	$3,671,344	$311,286	$210,401	$17,640,357
Cara Operations Ltd.	15,755,782	1,659,870	--	126,542	--
Fagerhult AB	37,911,673	--	9,496,197	787,067	--
Shoei Co. Ltd.	12,037,779	597,793	--	40,749	12,135,806
Total	$83,056,189	$5,929,007	$9,807,483	$1,164,759	$29,776,163

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$561,448,287	$384,614,056	$176,834,231	$--
Consumer Staples	258,117,122	158,802,198	99,314,924	--
Energy	53,263,267	40,292,014	12,971,253	--
Financials	450,139,597	396,777,733	53,361,864	--
Health Care	325,742,011	245,796,410	79,945,601	--
Industrials	587,165,766	442,122,320	145,043,446	--
Information Technology	329,222,770	182,692,336	146,530,434	--
Materials	223,593,639	146,786,866	76,806,773	--
Telecommunication Services	478,359	478,359	--	--
Money Market Funds	167,780,851	167,780,851	--	--
Total Investments in Securities:	$2,956,951,669	$2,166,143,143	$790,808,526	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$122,860,362

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $2,347,608,699. Net unrealized appreciation aggregated $609,342,970, of which $766,824,815 related to appreciated investment securities and $157,481,845 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

July 31, 2016

SEA-QTLY-0916
1.804844.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
		Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.		438,521	$466,556
Woodside Petroleum Ltd.		43,963	886,359

TOTAL AUSTRALIA			1,352,915

Bermuda - 3.2%
Brilliance China Automotive Holdings Ltd.		2,752,000	3,054,073
BW LPG Ltd.		33,694	119,846
Cheung Kong Infrastructure Holdings Ltd.		231,000	2,042,509
CSI Properties Ltd.		24,250,000	922,065
Digital China Holdings Ltd. (H Shares)		1,686,000	1,310,396
Great Eagle Holdings Ltd.		99,655	450,210
Haier Electronics Group Co. Ltd.		886,000	1,484,584
Hongkong Land Holdings Ltd.		804,300	5,147,520
Jardine Strategic Holdings Ltd.		30,100	921,060
Joy City Property Ltd.		2,692,000	437,193
Kerry Logistics Network Ltd.		1,607,000	2,295,004
PAX Global Technology Ltd. (a)		2,775,000	2,292,709
Shenzhen International Holdings Ltd.		1,894,000	2,753,702
Skyworth Digital Holdings Ltd.		5,769,200	4,305,484
Tai Cheung Holdings Ltd.		244,000	201,908
Vtech Holdings Ltd.		161,300	1,753,668

TOTAL BERMUDA			29,491,931

Cayman Islands - 15.2%
58.com, Inc. ADR (b)		56,000	2,912,560
Alibaba Group Holding Ltd. sponsored ADR (b)		344,200	28,389,616
Bitauto Holdings Ltd. ADR (b)		32,200	885,500
Cheung Kong Property Holdings Ltd.		1,382,500	9,871,945
China Modern Dairy Holdings Ltd. (b)		6,486,000	852,717
China Resources Cement Holdings Ltd.		2,515,706	914,401
China State Construction International Holdings Ltd.		2,734,000	3,657,832
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)		63,600	380,328
Ctrip.com International Ltd. ADR (b)		184,900	8,074,583
Daqo New Energy Corp. ADR (a)(b)		24,933	569,968
ENN Energy Holdings Ltd.		654,000	3,114,727
Haitian International Holdings Ltd.		444,000	743,968
Hilong Holding Ltd.		1,640,000	221,953
HKBN Ltd.		777,000	927,385
International Housewares Retail Co. Ltd.		6,982,000	1,331,893
JD.com, Inc. sponsored ADR (b)		253,300	5,483,945
KWG Property Holding Ltd.		1,486,000	919,365
Lee & Man Paper Manufacturing Ltd.		4,725,000	3,641,924
Lee's Pharmaceutical Holdings Ltd.		360,000	282,120
Longfor Properties Co. Ltd.		4,225,000	5,772,453
MGM China Holdings Ltd.		3,386,000	4,905,475
New Oriental Education & Technology Group, Inc. sponsored ADR		66,500	2,929,990
Pico Far East Holdings Ltd.		1,598,000	494,329
Samson Holding Ltd.		2,744,000	293,555
SINA Corp. (b)		17,300	932,124
Sino Biopharmaceutical Ltd.		2,488,000	1,661,147
SITC International Holdings Co. Ltd.		2,318,000	1,371,368
Sitoy Group Holdings Ltd.		1,640,000	536,915
TCC International Holdings Ltd.		2,680,000	466,333
Tencent Holdings Ltd.		1,717,600	41,485,412
Uni-President China Holdings Ltd.		2,347,000	1,799,939
Xingda International Holdings Ltd.		1,652,000	425,861
Xinyi Glass Holdings Ltd.		1,748,000	1,333,801
Zhen Ding Technology Holding Ltd.		282,000	580,502

TOTAL CAYMAN ISLANDS			138,165,934

China - 13.9%
Aluminum Corp. of China Ltd. (H Shares) (b)		6,398,000	2,061,636
Anhui Conch Cement Co. Ltd. (H Shares)		918,500	2,416,649
BBMG Corp. (H Shares)		17,937,000	6,565,926
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		3,018,000	910,255
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		1,574,000	848,025
China Communications Construction Co. Ltd. (H Shares)		3,626,000	3,963,250
China Construction Bank Corp. (H Shares)		31,430,000	21,065,684
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,466,800	8,711,889
China Petroleum & Chemical Corp. (H Shares)		9,958,000	7,141,602
China Railway Construction Corp. Ltd. (H Shares)		3,510,000	4,207,440
China Railway Group Ltd. (H Shares)		3,389,000	2,551,011
China Telecom Corp. Ltd. (H Shares)		17,468,000	8,600,711
China Vanke Co. Ltd. (H Shares)		2,174,000	4,914,926
Huadian Fuxin Energy Corp. Ltd. (H Shares)		5,808,000	1,347,494
Huadian Power International Corp. Ltd. (H Shares)		5,378,000	2,543,986
Huaneng Renewables Corp. Ltd. (H Shares)		18,080,000	5,779,336
Huangshan Tourism Development Co. Ltd.		427,380	582,092
Jiangling Motors Corp. Ltd. (B Shares)		141,494	326,452
Jiangsu Hengrui Medicine Co. Ltd.		420,651	2,768,279
Kweichow Moutai Co. Ltd.		58,345	2,752,716
People's Insurance Co. of China Group (H Shares)		13,389,000	5,142,712
PICC Property & Casualty Co. Ltd. (H Shares)		4,901,120	7,593,249
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		2,368,500	11,051,209
Qingdao Haier Co. Ltd.		287,900	474,531
SAIC Motor Corp. Ltd.		425,958	1,490,806
Shenzhen Expressway Co. (H Shares)		3,484,000	3,282,641
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		1,335,500	1,163,639
Sinotrans Ltd. (H Shares)		2,477,000	1,133,397
Tong Ren Tang Technologies Co. Ltd. (H Shares)		548,000	864,549
TravelSky Technology Ltd. (H Shares)		900,000	1,723,809
Yanzhou Coal Mining Co. Ltd. (H Shares)		1,210,000	743,929
Zhengzhou Yutong Bus Co. Ltd.		272,800	944,084
ZTE Corp. (H Shares)		522,800	703,500

TOTAL CHINA			126,371,414

Hong Kong - 9.4%
AIA Group Ltd.		3,691,600	22,863,139
Cathay Pacific Airways Ltd.		1,446,000	2,348,371
China Everbright Ltd.		1,632,000	3,113,219
China Mobile Ltd.		853,400	10,568,100
China Resources Beer Holdings Co. Ltd.		1,364,000	2,640,658
China Resources Beer Holdings Co. Ltd. rights 8/9/16(b)		454,666	182,842
China Resources Power Holdings Co. Ltd.		628,000	1,000,474
China Taiping Insurance Group Ltd. (b)		1,330,000	2,605,692
CNOOC Ltd. sponsored ADR (a)		98,300	11,834,337
Dah Sing Banking Group Ltd.		566,400	1,060,029
Dah Sing Financial Holdings Ltd.		130,800	876,676
Fosun International Ltd.		1,038,000	1,356,635
HKT Trust/HKT Ltd. unit		2,751,300	4,347,667
Hysan Development Co. Ltd.		652,000	3,000,155
Magnificent Hotel Investment Ltd.		6,930,000	154,528
PCCW Ltd.		3,117,000	2,269,933
Sino Land Ltd.		2,824,000	5,037,657
Techtronic Industries Co. Ltd.		1,312,500	5,557,283
Wheelock and Co. Ltd.		922,000	4,937,758

TOTAL HONG KONG			85,755,153

India - 9.3%
Adani Ports & Special Economic Zone		493,321	1,720,018
Adani Power Ltd. (b)		1,065,042	446,597
Apollo Tyres Ltd.		1,338,550	3,279,352
Bajaj Finserv Ltd.		46,299	1,892,039
Bharat Petroleum Corp. Ltd.		308,889	2,746,427
Bharti Airtel Ltd.		431,817	2,345,501
Bharti Infratel Ltd.		397,798	2,359,753
CCL Products (India) Ltd. (b)		80,347	311,118
Coal India Ltd.		548,355	2,698,379
Cox & Kings India Ltd. (b)		581,986	1,664,626
Edelweiss Financial Services Ltd.		724,511	1,028,805
Exide Industries Ltd.		172,930	464,658
Havells India Ltd.		101,037	590,639
HCL Technologies Ltd.		321,191	3,628,246
Idea Cellular Ltd. (b)		913,985	1,435,665
Indian Oil Corp. Ltd. (b)		532,764	4,351,312
JK Tyre & Industries Ltd. (b)		1,350,961	1,827,157
Just Dial Ltd.		57,855	482,161
LIC Housing Finance Ltd.		151,373	1,180,916
McLeod Russel India Ltd. (b)		296,819	909,984
NTPC Ltd.		1,792,798	4,259,089
Petronet LNG Ltd.		412,981	1,846,348
Power Finance Corp. Ltd.		1,250,499	4,090,785
Power Grid Corp. of India Ltd.		929,047	2,453,113
Redington India Ltd.		533,540	824,464
Reliance Capital Ltd. (b)		73,076	491,266
Reliance Industries Ltd.		747,167	11,376,488
Rural Electrification Corp. Ltd.		303,685	966,799
Sun Pharmaceutical Industries Ltd.		338,023	4,208,869
Suzlon Energy Ltd. (b)		3,336,287	873,426
Tata Motors Ltd. (b)		990,372	7,512,525
The Jammu & Kashmir Bank Ltd.		412,719	416,403
Torrent Pharmaceuticals Ltd.		125,427	2,710,544
UPL Ltd.		296,415	2,778,710
Vakrangee Ltd. (b)		172,201	481,429
VST Industries Ltd. (b)		31,444	961,105
Yes Bank Ltd. (b)		133,299	2,433,699

TOTAL INDIA			84,048,415

Indonesia - 2.7%
PT ACE Hardware Indonesia Tbk		12,337,500	913,645
PT Adaro Energy Tbk		14,982,200	1,189,563
PT Bank Mandiri (Persero) Tbk		6,090,600	4,728,083
PT Bank Rakyat Indonesia Tbk		9,459,300	8,322,971
PT Bank Tabungan Pensiunan Nasional Tbk (b)		989,200	178,227
PT Gudang Garam Tbk		680,100	3,506,031
PT Indo Tambangraya Megah Tbk		499,900	479,921
PT Indofood Sukses Makmur Tbk		4,342,900	2,760,212
PT Media Nusantara Citra Tbk		3,964,000	650,655
PT Perusahaan Gas Negara Tbk Series B		7,068,500	1,775,422

TOTAL INDONESIA			24,504,730

Israel - 0.0%
Sarine Technologies Ltd.		316,300	424,659
Japan - 1.0%
KDDI Corp.		121,200	3,719,279
NGK Insulators Ltd.		144,000	3,437,862
Olympus Corp.		48,400	1,670,179

TOTAL JAPAN			8,827,320

Korea (South) - 20.1%
AMOREPACIFIC Corp.		15,241	5,314,080
AMOREPACIFIC Group, Inc.		33,709	4,377,202
BGFretail Co. Ltd.		5,318	953,398
Com2uS Corp.		4,421	459,263
Daelim Industrial Co.		20,579	1,553,411
DGB Financial Group Co. Ltd.		277,359	2,245,691
Dongbu Insurance Co. Ltd.		61,469	3,507,622
Duksan Hi-Metal Co. Ltd. (b)		29,546	228,870
Hana Financial Group, Inc.		99,707	2,468,483
Hyosung Corp.		24,749	3,091,401
Hyundai Fire & Marine Insurance Co. Ltd.		97,819	2,663,476
Hyundai Mobis		44,043	10,092,528
Hyundai Motor Co.		97,802	11,601,244
Hyundai Steel Co.		106,581	4,846,332
KB Financial Group, Inc.		306,660	9,801,638
Kia Motors Corp.		121,185	4,590,176
Kiwoom Securities Co. Ltd.		21,065	1,497,341
Korea Electric Power Corp.		119,351	6,577,482
Korea Petro Chemical Industries Co. Ltd.		16,499	3,484,242
Korea Power Engineering Co., Inc.		58,251	1,643,675
Korea Zinc Co. Ltd.		10,137	4,636,712
KT Corp.		2,900	82,730
LG Chemical Ltd.		22,799	4,988,818
LG Display Co. Ltd.		96,921	2,704,917
LG Household & Health Care Ltd.		7,601	6,885,162
LG Innotek Co. Ltd.		9,355	751,561
LG Telecom Ltd.		443,347	4,362,554
LS Industrial Systems Ltd.		70,383	2,741,825
Poongsan Corp.		34,005	948,828
Samsung Card Co. Ltd.		34,113	1,322,768
Samsung Electronics Co. Ltd.		36,630	50,659,205
Shinhan Financial Group Co. Ltd.		256,793	9,237,139
Shinsegae Co. Ltd.		4,718	771,636
Silicon Works Co. Ltd.		31,741	901,344
SK Hynix, Inc.		254,492	7,867,114
SK Telecom Co. Ltd.		14,549	3,009,484
SL Corp.		6,418	83,339

TOTAL KOREA (SOUTH)			182,952,691

Malaysia - 1.6%
AEON Credit Service Bhd		136,100	474,787
Bursa Malaysia Bhd		408,400	863,856
Cahya Mata Sarawak Bhd		973,500	860,975
Glomac Bhd		1,592,200	305,102
Media Prima Bhd		2,785,700	992,327
Padini Holdings Bhd		698,200	454,546
Sunway Bhd		1,219,300	877,668
Tenaga Nasional Bhd		1,931,600	6,823,832
YTL Power International Bhd		8,024,300	2,819,002

TOTAL MALAYSIA			14,472,095

Mauritius - 0.1%
MakeMyTrip Ltd. (b)		27,200	512,176
Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares)(BNP Paribas Warrants Program) warrants 11/24/16 (b)(c)		577,300	1,541,241
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/27/17 (b)(c)		155,700	606,393

TOTAL NETHERLANDS			2,147,634

Philippines - 1.3%
ABS CBN Broadcasting Corp. (depositary receipt)		357,700	374,209
Alliance Global Group, Inc.		3,156,200	1,082,317
LT Group, Inc.		234,700	77,694
Metro Pacific Investments Corp.		9,411,000	1,497,772
Metropolitan Bank & Trust Co.		2,415,411	4,866,701
Robinsons Land Corp.		1,085,000	736,764
Robinsons Retail Holdings, Inc.		487,890	891,402
Security Bank Corp.		467,698	2,173,493

TOTAL PHILIPPINES			11,700,352

Singapore - 3.3%
Boustead Singapore Ltd.		630,288	376,095
CapitaLand Ltd.		1,535,600	3,630,829
Centurion Corp. Ltd.		927,500	245,590
CWT Ltd.		422,000	660,998
Frasers Centrepoint Ltd.		438,000	494,943
Hyflux Ltd.		1,003,300	434,037
Mapletree Industrial (REIT)		2,480,251	3,348,441
Sheng Siong Group Ltd.		638,100	468,806
Singapore Telecommunications Ltd.		2,442,500	7,615,164
United Overseas Bank Ltd.		704,500	9,666,676
UOL Group Ltd.		344,000	1,480,480
Wing Tai Holdings Ltd.		1,041,800	1,352,079
Yoma Strategic Holdings Ltd.		1,015,700	439,402

TOTAL SINGAPORE			30,213,540

Taiwan - 13.8%
Advanced Semiconductor Engineering, Inc.		4,835,000	5,726,329
Cathay Financial Holding Co. Ltd.		5,342,000	6,018,753
China Life Insurance Co. Ltd.		2,620,544	2,170,129
Chinatrust Financial Holding Co. Ltd.		9,138,000	5,054,489
E.SUN Financial Holdings Co. Ltd.		11,935,343	6,676,800
Everlight Electronics Co. Ltd.		517,000	843,279
Formosa Chemicals & Fibre Corp.		1,559,000	4,071,558
Fubon Financial Holding Co. Ltd.		5,765,000	7,183,829
Hon Hai Precision Industry Co. Ltd. (Foxconn)		5,828,600	16,101,510
Innolux Corp.		4,775,000	1,770,797
Mega Financial Holding Co. Ltd.		4,106,000	3,226,060
Micro-Star International Co. Ltd.		211,000	461,536
Nanya Technology Corp.		547,000	648,100
PChome Online, Inc.		85,053	956,943
Pegatron Corp.		2,417,000	5,947,739
Pou Chen Corp.		3,843,000	5,253,795
Powertech Technology, Inc.		577,000	1,472,466
Taiwan Semiconductor Manufacturing Co. Ltd.		7,785,192	42,190,625
Unified-President Enterprises Corp.		2,822,000	5,782,532
Vanguard International Semiconductor Corp.		751,000	1,364,210
Yuanta Financial Holding Co. Ltd.		7,690,560	2,707,008

TOTAL TAIWAN			125,628,487

Thailand - 2.4%
Asian Property Development PCL (For. Reg.)		10,756,700	2,285,374
Delta Electronics PCL (For. Reg.)		124,500	254,683
Indorama Ventures PCL (For. Reg.)		1,389,100	1,326,086
Intouch Holdings PCL NVDR		1,312,000	2,260,121
Kasikornbank PCL (For. Reg.)		1,148,500	6,578,402
Preuksa Real Estate PCL (For. Reg.)		2,332,500	1,841,624
PTT Global Chemical PCL (For. Reg.)		1,577,200	2,750,930
Thai Beverage PCL		4,779,800	3,689,933
TISCO Financial Group PCL		625,800	970,233

TOTAL THAILAND			21,957,386

United States of America - 0.8%
China Biologic Products, Inc. (b)		12,300	1,468,374
Cognizant Technology Solutions Corp. Class A (b)		92,500	5,317,825

TOTAL UNITED STATES OF AMERICA			6,786,199

TOTAL COMMON STOCKS
(Cost $877,836,500)			895,313,031
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.1%
India - 0.1%
NTPC Ltd. 8.49% 3/25/25 (Cost $449,651)	INR	2,245,016	434,712
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.42% (e)		6,070,701	6,070,701
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)		11,147,650	11,147,650
TOTAL MONEY MARKET FUNDS
(Cost $17,218,351)			17,218,351
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $895,504,502)			912,966,094
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(4,376,549)
NET ASSETS - 100%			$908,589,545

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,311,273 or 0.4% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,626
Fidelity Securities Lending Cash Central Fund	40,499
Total	$79,125

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$94,990,920	$87,478,395	$7,512,525	$--
Consumer Staples	45,039,837	45,039,837	--	--
Energy	46,012,559	38,870,957	7,141,602	--
Financials	263,240,132	227,658,962	34,039,929	1,541,241
Health Care	15,634,061	13,963,882	1,670,179	--
Industrials	48,347,951	44,910,089	3,437,862	--
Information Technology	235,964,708	143,857,425	92,107,283	--
Materials	49,851,461	47,434,812	2,416,649	--
Telecommunication Services	53,904,047	36,524,454	17,379,593	--
Utilities	42,327,355	35,749,873	6,577,482	--
Corporate Bonds	434,712	--	434,712	--
Money Market Funds	17,218,351	17,218,351	--	--
Total Investments in Securities:	$912,966,094	$738,707,037	$172,717,816	$1,541,241

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$365,888,875

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $895,715,106. Net unrealized appreciation aggregated $17,250,988, of which $103,943,447 related to appreciated investment securities and $86,692,459 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

July 31, 2016

TEK-QTLY-0916
1.931233.104

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.4%
	Shares	Value
Argentina - 0.3%
Grupo Superveille SA sponsored ADR	3,400	$46,070
Telecom Argentina SA Class B sponsored ADR	5,534	104,648
YPF SA Class D sponsored ADR	7,300	134,831

TOTAL ARGENTINA		285,549

Austria - 0.2%
Erste Group Bank AG	8,675	229,907
Bermuda - 0.9%
AGTech Holdings Ltd. (a)	308,000	76,619
Credicorp Ltd. (United States)	1,250	200,413
GP Investments Ltd. Class A (depositary receipt) (a)	22,922	45,598
PAX Global Technology Ltd.	176,460	145,791
Shangri-La Asia Ltd.	320,000	343,576
VimpelCom Ltd. sponsored ADR	11,300	46,104

TOTAL BERMUDA		858,101

Brazil - 1.9%
B2W Companhia Global do Varejo (a)	49,640	199,025
BB Seguridade Participacoes SA	23,270	216,308
Cielo SA	21,036	238,426
Companhia de Saneamento de Minas Gerais	14,556	148,146
Cosan SA Industria e Comercio	13,161	138,210
Direcional Engenharia SA	56,500	111,522
FPC Par Corretora de Seguros	33,600	134,819
Metalurgica Gerdau SA rights 8/9/16 (a)	702	3,497
Minerva SA (a)	47,700	141,229
Smiles SA	31,800	509,600

TOTAL BRAZIL		1,840,782

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	6,196	119,583
Canada - 0.3%
Pacific Exploration and Production Corp. warrants (a)	450	1,440
Pan American Silver Corp.	12,700	247,650
Torex Gold Resources, Inc.(a)	4,530	93,955

TOTAL CANADA		343,045

Cayman Islands - 7.6%
51job, Inc. sponsored ADR (a)	3,600	114,552
58.com, Inc. ADR (a)	14,550	756,746
AAC Technology Holdings, Inc.	16,500	153,975
Alibaba Group Holding Ltd. sponsored ADR (a)	23,000	1,897,040
Autohome, Inc. ADR Class A (a)	2,400	52,080
Bitauto Holdings Ltd. ADR (a)	9,500	261,250
BizLink Holding, Inc.	6,000	36,959
China State Construction International Holdings Ltd.	128,000	171,252
CK Hutchison Holdings Ltd.	11,670	136,579
Ctrip.com International Ltd. ADR (a)	4,900	213,983
Haitian International Holdings Ltd.	64,000	107,239
Himax Technologies, Inc. sponsored ADR	5,000	44,750
JD.com, Inc. sponsored ADR (a)	18,500	400,525
Sino Biopharmaceutical Ltd.	308,000	205,640
SouFun Holdings Ltd. ADR (a)	23,000	117,760
Sunny Optical Technology Group Co. Ltd.	20,000	79,656
Tencent Holdings Ltd.	80,050	1,933,458
Uni-President China Holdings Ltd.	484,600	371,645
Vipshop Holdings Ltd. ADR (a)	33,900	482,397

TOTAL CAYMAN ISLANDS		7,537,486

Chile - 1.0%
Compania Cervecerias Unidas SA sponsored ADR	12,000	274,440
CorpBanca SA	15,572,496	135,589
Enersis SA	713,694	125,361
Inversiones La Construccion SA	10,587	121,290
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	6,200	153,636
Vina Concha y Toro SA	93,580	159,443

TOTAL CHILE		969,759

China - 4.8%
Anhui Conch Cement Co. Ltd. (H Shares)	65,000	171,020
BBMG Corp. (H Shares)	655,000	239,766
China Life Insurance Co. Ltd. (H Shares)	153,034	347,125
China Longyuan Power Grid Corp. Ltd. (H Shares)	200,360	160,631
China Pacific Insurance (Group) Co. Ltd. (H Shares)	129,306	456,664
China Petroleum & Chemical Corp. (H Shares)	252,000	180,727
China Shenhua Energy Co. Ltd. (H Shares)	100,000	191,019
China Suntien Green Energy Corp. Ltd. (H Shares)	163,250	18,727
China Telecom Corp. Ltd. (H Shares)	364,449	179,444
Industrial & Commercial Bank of China Ltd. (H Shares)	1,591,660	908,027
Inner Mongoli Yili Industries Co. Ltd.	80,871	225,896
Kweichow Moutai Co. Ltd.	8,940	421,789
Maanshan Iron & Steel Ltd. (H Shares) (a)	296,000	66,003
PetroChina Co. Ltd. (H Shares)	188,000	128,871
PICC Property & Casualty Co. Ltd. (H Shares)	138,580	214,700
Qingdao Haier Co. Ltd.	229,652	378,523
Shanghai International Airport Co. Ltd.	31,100	130,635
Zhengzhou Yutong Bus Co. Ltd.	46,300	160,231
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	32,000	176,531

TOTAL CHINA		4,756,329

Colombia - 0.1%
Bancolombia SA sponsored ADR	3,555	121,439
Czech Republic - 0.1%
MONETA Money Bank A/S	41,900	129,211
Egypt - 0.2%
Citadel Capital Corp. (a)	226,900	25,807
Commercial International Bank SAE sponsored GDR	33,800	128,102
Global Telecom Holding GDR (a)	25,160	44,533

TOTAL EGYPT		198,442

Greece - 0.3%
Hellenic Telecommunications Organization SA	7,468	72,638
Titan Cement Co. SA (Reg.)	10,700	244,516

TOTAL GREECE		317,154

Hong Kong - 3.5%
AIA Group Ltd.	49,420	306,072
China Mobile Ltd.	25,310	313,427
China Mobile Ltd. sponsored ADR	15,557	965,934
China Resources Beer Holdings Co. Ltd.	170,000	329,114
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	50,666	20,375
China Resources Power Holdings Co. Ltd.	88,549	141,068
CNOOC Ltd.	544,000	655,647
CNOOC Ltd. sponsored ADR	44	5,297
Far East Horizon Ltd.	474,980	373,450
Sinotruk Hong Kong Ltd.	154,000	68,679
Techtronic Industries Co. Ltd.	70,000	296,388

TOTAL HONG KONG		3,475,451

India - 5.8%
Adani Ports & Special Economic Zone	61,501	214,430
Axis Bank Ltd.	26,440	216,641
Bharti Infratel Ltd.	30,770	182,529
Coal India Ltd.	74,947	368,804
Edelweiss Financial Services Ltd.	85,459	121,352
Eicher Motors Ltd.	525	176,910
Grasim Industries Ltd.	4,149	304,663
Housing Development Finance Corp. Ltd.	15,833	326,494
ICICI Bank Ltd.	25,570	99,707
ICICI Bank Ltd. sponsored ADR	8,400	63,672
ITC Ltd.	103,963	393,751
JK Cement Ltd.	13,817	147,871
Larsen & Toubro Ltd.	10,061	235,295
LIC Housing Finance Ltd.	22,667	176,834
Lupin Ltd.	17,485	456,399
Oil & Natural Gas Corp. Ltd.	56,868	187,783
Petronet LNG Ltd.	31,896	142,600
Phoenix Mills Ltd.	27,412	148,626
Power Grid Corp. of India Ltd.	154,757	408,630
SREI Infrastructure Finance Ltd.	116,223	130,599
State Bank of India	81,675	281,093
Sun Pharmaceutical Industries Ltd.	38,438	478,608
Tata Consultancy Services Ltd.	12,548	493,091

TOTAL INDIA		5,756,382

Indonesia - 0.9%
Link Net Tbk PT	216,800	72,330
PT Astra International Tbk	622,300	367,009
PT Bank Mandiri (Persero) Tbk	221,150	171,677
PT Bank Rakyat Indonesia Tbk	266,900	234,838
PT Kalbe Farma Tbk	688,300	88,018

TOTAL INDONESIA		933,872

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	182,855	361,567
Japan - 0.5%
Rakuten, Inc.	5,400	61,110
Sony Corp.	3,700	121,460
Suzuki Motor Corp.	11,300	346,055

TOTAL JAPAN		528,625

Korea (South) - 6.5%
AMOREPACIFIC Group, Inc.	2,398	311,387
Daou Technology, Inc.	9,155	218,838
Duk San Neolux Co. Ltd. (a)	1,826	49,966
EO Technics Co. Ltd.	537	52,021
Fila Korea Ltd.	2,845	226,005
Hanon Systems	14,034	144,401
Hyundai Fire & Marine Insurance Co. Ltd.	4,139	112,699
Hyundai Glovis Co. Ltd.	1,073	161,991
Hyundai Industrial Development & Construction Co.	3,639	144,867
Hyundai Mobis	1,265	289,877
InterPark INT Corp.	8,479	113,912
Kakao Corp.	909	74,252
KB Financial Group, Inc.	15,554	497,146
KEPCO Plant Service & Engineering Co. Ltd.	1,940	119,594
Korea Electric Power Corp.	6,596	363,508
Korea Express Co. Ltd. (a)	445	80,178
Korean Reinsurance Co.	28,465	309,513
KT Corp.	2,380	67,896
KT Corp. sponsored ADR	1,010	15,413
LG Chemical Ltd.	1,233	269,802
NAVER Corp.	122	77,840
NCSOFT Corp.	882	198,941
Samsung Electronics Co. Ltd.	596	824,267
Samsung Fire & Marine Insurance Co. Ltd.	522	125,012
Samsung SDI Co. Ltd.	1,590	150,741
Shinhan Financial Group Co. Ltd.	15,578	560,359
Shinhan Financial Group Co. Ltd. sponsored ADR	200	7,138
SK Hynix, Inc.	22,707	701,942
SK Telecom Co. Ltd.	38	7,860
SK Telecom Co. Ltd. sponsored ADR	5,062	115,970
Viatron Technologies, Inc.	2,453	60,399

TOTAL KOREA (SOUTH)		6,453,735

Mauritius - 0.1%
MakeMyTrip Ltd. (a)	7,200	135,576
Mexico - 2.8%
America Movil S.A.B. de CV Series L sponsored ADR	12,573	144,967
Banregio Grupo Financiero S.A.B. de CV	16,580	94,988
CEMEX S.A.B. de CV sponsored ADR	24,488	187,333
El Puerto de Liverpool S.A.B. de CV Class C	22,100	214,199
Fibra Uno Administracion SA de CV	121,160	247,102
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	18,000	177,091
Grupo Comercial Chedraui S.A.B. de CV	49,076	111,344
Grupo Financiero Banorte S.A.B. de CV Series O	138,169	756,724
Infraestructura Energetica Nova S.A.B. de CV	16,500	66,651
Macquarie Mexican (REIT)	294,470	376,765
Promotora y Operadora de Infraestructura S.A.B. de CV	10,800	125,948
Wal-Mart de Mexico SA de CV Series V	113,500	259,385

TOTAL MEXICO		2,762,497

Netherlands - 0.6%
Cnova NV (a)	6,850	33,565
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(b)	37,850	147,412
Yandex NV (a)	17,067	369,501

TOTAL NETHERLANDS		550,478

Nigeria - 0.3%
Guaranty Trust Bank PLC	134,150	10,138
Guaranty Trust Bank PLC GDR (Reg. S)	23,480	100,964
Transnational Corp. of Nigeria PLC	5,628,516	23,168
Zenith Bank PLC	2,293,348	121,856

TOTAL NIGERIA		256,126

Pakistan - 0.3%
Habib Bank Ltd.	127,700	265,000
Panama - 0.2%
Copa Holdings SA Class A	2,200	147,400
Philippines - 0.8%
Alliance Global Group, Inc.	581,650	199,458
Metro Pacific Investments Corp.	218,300	34,743
Metropolitan Bank & Trust Co.	147,261	296,709
Robinsons Land Corp.	443,080	300,871

TOTAL PHILIPPINES		831,781

Romania - 0.1%
Banca Transilvania SA	108,076	61,893
Russia - 3.4%
E.ON Russia JSC	2,527,700	114,913
Lukoil PJSC sponsored ADR	15,500	662,625
Magnit OJSC GDR (Reg. S)	11,600	445,092
MegaFon PJSC (a)	5,500	55,842
MegaFon PJSC GDR	1,700	16,796
MMC Norilsk Nickel PJSC sponsored ADR	23,700	346,494
Mobile TeleSystems OJSC	43,012	164,403
NOVATEK OAO GDR (Reg. S)	3,600	359,280
Rosneft Oil Co. OJSC (a)	68,500	337,881
Sberbank of Russia	106,400	224,761
Sberbank of Russia sponsored ADR	55,384	481,896
Sistema JSFC	290,500	101,492
Sistema JSFC sponsored GDR	3,560	28,978

TOTAL RUSSIA		3,340,453

Singapore - 0.5%
Ascendas Real Estate Investment Trust	153,310	280,159
CapitaMall Trust	55,100	87,950
First Resources Ltd.	125,800	151,538

TOTAL SINGAPORE		519,647

South Africa - 4.8%
Alexander Forbes Group Holdings Ltd.	179,578	80,984
Aspen Pharmacare Holdings Ltd.	8,853	239,163
Barclays Africa Group Ltd.	21,403	236,661
Bidcorp Ltd. (a)	9,656	180,178
Bidvest Group Ltd.	9,656	110,951
Imperial Holdings Ltd.	30,100	359,389
JSE Ltd.	7,910	96,820
Life Healthcare Group Holdings Ltd.	66,400	180,575
MTN Group Ltd.	13,950	141,007
Naspers Ltd. Class N	14,250	2,236,157
Nedbank Group Ltd.	9,580	137,338
Sasol Ltd.	4,900	130,383
Shoprite Holdings Ltd.	27,800	407,149
Telkom SA Ltd.	34,502	160,117

TOTAL SOUTH AFRICA		4,696,872

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	32,681	190,790
Taiwan - 4.5%
Advanced Semiconductor Engineering, Inc.	119,000	140,938
Advantech Co. Ltd.	32,000	249,411
Boardtek Electronics Corp.	44,000	56,350
E.SUN Financial Holdings Co. Ltd.	315,200	176,327
Hermes Microvision, Inc.	2,000	85,169
HTC Corp.	27,000	80,697
Inotera Memories, Inc. (a)	35,000	28,599
King's Town Bank	99,600	73,247
Largan Precision Co. Ltd.	1,833	197,016
MediaTek, Inc.	15,000	114,790
Siliconware Precision Industries Co. Ltd.	36,000	54,366
Taiwan Cement Corp.	277,000	295,116
Taiwan Fertilizer Co. Ltd.	64,000	89,506
Taiwan Semiconductor Manufacturing Co. Ltd.	434,000	2,351,983
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,942	53,949
Universal Cement Corp.	67,320	45,382
Vanguard International Semiconductor Corp.	47,000	85,377
Wistron NeWeb Corp.	23,000	61,586
Yuanta Financial Holding Co. Ltd.	573,231	201,772

TOTAL TAIWAN		4,441,581

Thailand - 1.4%
Intouch Holdings PCL NVDR	33,950	58,484
Jasmine Broadband Internet Infrastructure Fund	297,790	101,743
Kasikornbank PCL (For. Reg.)	98,780	565,794
PTT Global Chemical PCL (For. Reg.)	72,200	125,930
PTT PCL (For. Reg.)	31,700	300,345
Star Petroleum Refining PCL	312,100	82,438
Thai Union Frozen Products PCL (For. Reg.)	298,000	186,517

TOTAL THAILAND		1,421,251

Turkey - 0.6%
Aselsan A/S	34,000	107,550
Enka Insaat ve Sanayi A/S	57,550	84,761
Tupras Turkiye Petrol Rafinelleri A/S	10,300	220,139
Turkiye Garanti Bankasi A/S	63,074	155,151

TOTAL TURKEY		567,601

United Arab Emirates - 0.7%
DP World Ltd.	9,696	164,735
Emaar Properties PJSC	140,411	263,015
First Gulf Bank PJSC	69,391	228,602

TOTAL UNITED ARAB EMIRATES		656,352

United Kingdom - 0.2%
Fresnillo PLC	8,300	212,113
United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	2,820	162,122
First Cash Financial Services, Inc.	2,949	151,313
Micron Technology, Inc. (a)	12,600	173,124

TOTAL UNITED STATES OF AMERICA		486,559

TOTAL COMMON STOCKS
(Cost $50,422,715)		56,760,389

Nonconvertible Preferred Stocks - 3.9%
Brazil - 3.0%
Ambev SA sponsored ADR	120,500	696,490
Banco do Estado Rio Grande do Sul SA	36,320	120,753
Companhia Paranaense de Energia-Copel:
(PN-B)	615	6,098
(PN-B) sponsored ADR	22,452	222,275
Itau Unibanco Holding SA sponsored ADR	80,238	838,487
Metalurgica Gerdau SA (PN)	157,970	132,519
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	51,806	377,666
Telefonica Brasil SA	14,397	218,593
Vale SA (PN-A) sponsored ADR	82,600	380,786

TOTAL BRAZIL		2,993,667

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	3,876	350,052
Samsung Electronics Co. Ltd.	358	406,964
Samsung Fire & Marine Insurance Co. Ltd.	793	121,857

TOTAL KOREA (SOUTH)		878,873

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,477,348)		3,872,540
	Principal Amount	Value

Nonconvertible Bonds - 11.3%
Azerbaijan - 1.0%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	200,000	196,216
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	200,000	219,200
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	325,000	305,935
6.95% 3/18/30 (Reg. S)	275,000	285,423

TOTAL AZERBAIJAN		1,006,774

Canada - 0.3%
First Quantum Minerals Ltd. 7% 2/15/21 (b)	250,000	223,075
Pacific Exploration and Production Corp. 12% 12/22/16	18,000	15,840
Pacific Rubiales Energy Corp. 5.125% 3/28/23 (b)(c)	100,000	16,500

TOTAL CANADA		255,415

Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)	250,000	260,050
JSC BGEO Group 6% 7/26/23 (b)	200,000	201,300
JSC Georgian Railway 7.75% 7/11/22 (b)	200,000	222,000

TOTAL GEORGIA		683,350

Indonesia - 1.8%
PT Pertamina Persero:
4.875% 5/3/22 (b)	275,000	293,012
5.625% 5/20/43 (b)	200,000	206,791
6% 5/3/42 (b)	400,000	430,568
6.5% 5/27/41 (b)	700,000	799,319

TOTAL INDONESIA		1,729,690

Ireland - 0.1%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (b)	100,000	107,156
Kazakhstan - 0.7%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)	400,000	370,080
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)	300,000	330,030

TOTAL KAZAKHSTAN		700,110

Luxembourg - 0.7%
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	300,000	328,500
RSHB Capital SA 5.1% 7/25/18 (b)	400,000	410,828

TOTAL LUXEMBOURG		739,328

Mexico - 1.6%
Pemex Project Funding Master Trust 6.625% 6/15/35	825,000	853,009
Petroleos Mexicanos:
6.5% 6/2/41	600,000	600,900
6.625% (b)(d)	165,000	161,906

TOTAL MEXICO		1,615,815

Netherlands - 1.2%
Petrobras Global Finance BV:
6.85% 6/5/2115	215,000	164,153
7.25% 3/17/44	205,000	174,906
8.375% 5/23/21	175,000	185,019
8.75% 5/23/26	675,000	701,798

TOTAL NETHERLANDS		1,225,876

South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	300,000	305,862
Trinidad & Tobago - 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)	242,500	236,438
9.75% 8/14/19 (b)	300,000	326,625

TOTAL TRINIDAD & TOBAGO		563,063

United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)	100,000	115,000
United Kingdom - 0.6%
Biz Finance PLC 9.625% 4/27/22 (b)	600,000	594,000
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	209,550
5.5% 4/12/37	500,000	177,500
6% 11/15/26 (Reg. S)	1,200,000	438,000
8.5% 11/2/17 (b)	166,667	129,750
9% 11/17/21 (Reg. S)	550,000	270,749
12.75% 2/17/22 (b)	600,000	326,700

TOTAL VENEZUELA		1,552,249

TOTAL NONCONVERTIBLE BONDS
(Cost $11,144,505)		11,193,688

Government Obligations - 14.8%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)	200,000	190,540
Argentina - 1.3%
Argentine Republic:
6.25% 4/22/19 (b)	150,000	159,000
6.875% 4/22/21 (b)	170,000	182,920
7% 4/17/17	225,000	230,123
7.125% 7/6/36 (b)	150,000	152,400
7.5% 4/22/26 (b)	185,000	200,910
8.28% 12/31/33	315,459	354,102

TOTAL ARGENTINA		1,279,455

Armenia - 0.3%
Republic of Armenia 6% 9/30/20 (b)	325,000	332,313
Bahrain - 0.2%
Bahrain Kingdom 6% 9/19/44 (Reg. S)	200,000	165,000
Barbados - 0.2%
Barbados Government 7% 8/4/22 (b)	250,000	247,188
Brazil - 0.8%
Brazilian Federative Republic:
5% 1/27/45	200,000	182,800
5.625% 2/21/47	200,000	192,500
8.25% 1/20/34	200,000	251,500
12.25% 3/6/30	100,000	167,750

TOTAL BRAZIL		794,550

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)	200,000	211,124
Colombia - 0.4%
Colombian Republic:
6.125% 1/18/41	100,000	114,750
7.375% 9/18/37	250,000	321,875

TOTAL COLOMBIA		436,625

Congo - 0.2%
Congo Republic 4% 6/30/29 (e)	268,090	189,057
Costa Rica - 0.6%
Costa Rican Republic:
4.375% 4/30/25 (b)	225,000	216,000
7.158% 3/12/45 (b)	400,000	427,000

TOTAL COSTA RICA		643,000

Croatia - 0.5%
Croatia Republic 6% 1/26/24 (b)	450,000	498,038
Dominican Republic - 0.4%
Dominican Republic 6.6% 1/28/24 (b)	375,000	413,438
Ecuador - 0.4%
Ecuador Republic:
7.95% 6/20/24 (b)	200,000	173,500
10.75% 3/28/22 (b)	200,000	199,300

TOTAL ECUADOR		372,800

El Salvador - 0.5%
El Salvador Republic 7.625% 2/1/41 (b)	450,000	461,813
Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)	200,000	190,500
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)	200,000	179,900
Ghana - 0.8%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	400,000	347,040
10.75% 10/14/30 (b)	400,000	435,200

TOTAL GHANA		782,240

Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	500,000	375,000
Ivory Coast - 0.4%
Ivory Coast 5.375% 7/23/24 (b)	400,000	382,000
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	162,188
Jordan - 0.2%
Jordanian Kingdom 6.125% 1/29/26 (b)	200,000	215,520
Kenya - 0.2%
Republic of Kenya 6.875% 6/24/24 (b)	200,000	189,700
Lebanon - 0.8%
Lebanese Republic:
5.45% 11/28/19	500,000	495,950
6.1% 10/4/22	300,000	296,772

TOTAL LEBANON		792,722

Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	200,000	180,587
Mozambique - 0.1%
Mozambique Republic 10.5% 1/18/23 (b)	200,000	141,000
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)	203,125	198,341
Oman - 0.2%
Sultanate of Oman 4.75% 6/15/26 (b)	200,000	205,232
Pakistan - 0.2%
Islamic Republic of Pakistan 7.25% 4/15/19 (b)	200,000	213,894
Russia - 1.0%
Russian Federation:
5.625% 4/4/42 (b)	200,000	219,500
12.75% 6/24/28 (Reg. S)	425,000	756,315

TOTAL RUSSIA		975,815

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)	225,000	221,877
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (b)	200,000	220,540
Tanzania - 0.2%
United Republic of Tanzania 6.8921% 3/9/20 (f)	177,778	182,222
Turkey - 0.9%
Turkish Republic:
6.875% 3/17/36	250,000	293,750
7% 6/5/20	250,000	276,820
11.875% 1/15/30	165,000	277,664

TOTAL TURKEY		848,234

Ukraine - 0.4%
Ukraine Government:
0% 5/31/40 (b)(f)	430,000	145,211
7.75% 9/1/19 (b)	100,000	99,270
7.75% 9/1/20 (b)	200,000	197,040

TOTAL UKRAINE		441,521

United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.32% 9/15/16 to 10/20/16 (g)	250,000	249,913
Venezuela - 0.9%
Venezuelan Republic:
7% 3/31/38	650,000	265,688
9% 5/7/23 (Reg. S)	300,000	133,125
9.25% 9/15/27	650,000	312,813
12.75% 8/23/22	325,000	171,031

TOTAL VENEZUELA		882,657

Zambia - 0.2%
Republic of Zambia 8.97% 7/30/27 (b)	200,000	175,500
TOTAL GOVERNMENT OBLIGATIONS
(Cost $14,533,903)		14,642,044

Preferred Securities - 0.1%
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (Cost $90,831)(b)(d)(f)	100,000	96,114
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.42% (h)
(Cost $5,219,403)	5,219,403	5,219,403
TOTAL INVESTMENT PORTFOLIO - 92.8%
(Cost $84,888,705)		91,784,178
NET OTHER ASSETS (LIABILITIES) - 7.2%		7,127,754
NET ASSETS - 100%		$98,911,932

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
206 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	9,079,450	$160,489

The face value of futures purchased as a percentage of Net Assets is 9.2%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,912,084 or 14.1% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,913.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,201
Fidelity Securities Lending Cash Central Fund	51
Total	$8,252

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,934,306	$5,169,524	$2,764,782	$--
Consumer Staples	5,086,762	5,086,762	--	--
Energy	4,624,713	3,527,645	1,095,628	1,440
Financials	15,354,576	12,052,421	3,302,155	--
Health Care	1,648,403	1,648,403	--	--
Industrials	3,353,816	3,353,816	--	--
Information Technology	13,401,408	8,920,663	4,480,745	--
Materials	3,807,524	3,331,841	475,683	--
Telecommunication Services	3,640,972	2,946,379	694,593	--
Utilities	1,780,449	1,416,941	363,508	--
Corporate Bonds	11,193,688	--	11,177,848	15,840
Government Obligations	14,642,044	--	14,642,044	--
Preferred Securities	96,114	--	96,114	--
Money Market Funds	5,219,403	5,219,403	--	--
Total Investments in Securities:	$91,784,178	$52,673,798	$39,093,100	$17,280
Derivative Instruments:
Assets
Futures Contracts	$160,489	$160,489	$--	$--
Total Assets	$160,489	$160,489	$--	$--
Total Derivative Instruments:	$160,489	$160,489	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$761,645
Level 2 to Level 1	$8,353,528

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $85,388,103. Net unrealized appreciation aggregated $6,396,075, of which $10,534,150 related to appreciated investment securities and $4,138,075 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Overseas Fund

July 31, 2016

OVE-QTLY-0916
1.804876.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 2.0%
Amcor Ltd.	3,956,685	$45,163,379
Ansell Ltd.	527,656	7,767,219
Aub Group Ltd.	2,948,275	22,831,119
Australia & New Zealand Banking Group Ltd.	1,452,585	28,524,569
Life Healthcare Group Ltd.	1,672,012	2,325,281

TOTAL AUSTRALIA		106,611,567

Austria - 0.4%
Andritz AG	378,900	19,316,625
Bailiwick of Jersey - 2.2%
Regus PLC	5,936,170	23,985,052
Sanne Group PLC	2,222,700	11,170,849
Wolseley PLC	605,653	33,770,232
WPP PLC	2,228,133	49,993,809

TOTAL BAILIWICK OF JERSEY		118,919,942

Belgium - 2.3%
Anheuser-Busch InBev SA NV	562,012	72,607,561
KBC Groep NV (a)	942,375	48,975,446

TOTAL BELGIUM		121,583,007

Bermuda - 0.5%
IHS Markit Ltd. (a)	715,100	24,842,574
Canada - 0.5%
Constellation Software, Inc.	64,400	26,216,248
Cayman Islands - 0.1%
Lifestyle China Group Ltd. (a)	5,835,500	1,165,836
Lifestyle International Holdings Ltd.	2,387,000	3,365,872

TOTAL CAYMAN ISLANDS		4,531,708

Denmark - 0.6%
NNIT A/S	836,084	34,493,625
France - 8.3%
ALTEN	396,500	27,492,660
Amundi SA	693,600	30,316,015
AXA SA	1,569,900	31,951,144
Capgemini SA	406,900	39,099,876
Christian Dior SA	137,297	24,828,309
Ipsen SA	344,600	22,480,084
Maisons du Monde SA	812,900	17,358,504
Publicis Groupe SA	604,300	44,995,453
Sanofi SA	945,019	80,490,335
Sodexo SA	370,700	43,412,862
Total SA	1,618,300	77,830,236

TOTAL FRANCE		440,255,478

Germany - 8.3%
adidas AG	350,600	57,593,704
Axel Springer Verlag AG	597,900	32,760,842
Bayer AG	594,897	63,950,162
CompuGroup Medical AG	466,300	20,133,510
Continental AG	148,000	31,024,500
Deutsche Post AG	1,581,850	47,201,487
Fresenius SE & Co. KGaA	777,800	58,079,275
mutares AG	422,100	6,366,036
ProSiebenSat.1 Media AG	641,800	29,398,779
SAP AG	849,155	74,320,940
Wirecard AG (b)	389,600	18,115,473

TOTAL GERMANY		438,944,708

Hong Kong - 1.7%
AIA Group Ltd.	9,619,800	59,578,185
Techtronic Industries Co. Ltd.	7,906,000	33,474,956

TOTAL HONG KONG		93,053,141

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	30,415,300	26,761,563
Ireland - 3.1%
Allergan PLC (a)	100,500	25,421,475
DCC PLC (United Kingdom)	307,600	27,458,438
Kerry Group PLC Class A	436,664	37,370,972
Kingspan Group PLC (Ireland)	733,400	16,853,891
Medtronic PLC	445,800	39,065,454
United Drug PLC (United Kingdom)	2,288,996	17,615,797

TOTAL IRELAND		163,786,027

Isle of Man - 0.3%
Playtech Ltd.	1,545,370	17,783,187
Israel - 0.6%
Frutarom Industries Ltd.	614,172	30,731,149
Italy - 2.1%
DiaSorin S.p.A.	420,800	26,486,583
Mediaset SpA	5,244,600	15,878,257
OVS	3,316,500	19,503,275
Recordati SpA	933,500	30,276,374
Reply SpA	125,622	17,977,011

TOTAL ITALY		110,121,500

Japan - 19.6%
Ai Holdings Corp.	1,147,100	28,127,381
Arc Land Sakamoto Co. Ltd.	1,049,000	11,646,904
Astellas Pharma, Inc.	3,555,200	59,235,804
Bridgestone Corp.	910,500	31,531,484
Broadleaf Co. Ltd.	514,300	5,162,302
Daiichikosho Co. Ltd.	594,700	27,148,732
Daito Trust Construction Co. Ltd.	291,800	48,998,966
Dentsu, Inc.	670,100	32,013,792
Fukuda Denshi Co. Ltd.	135,600	8,259,551
GMO Internet, Inc.	1,509,000	19,539,170
Hoya Corp.	789,300	28,005,037
Iriso Electronics Co. Ltd. (b)	333,600	19,499,168
Japan Tobacco, Inc.	1,212,000	47,267,665
Kaken Pharmaceutical Co. Ltd.	356,400	23,567,516
KDDI Corp.	1,687,600	51,787,586
Keyence Corp.	58,490	41,257,312
KOMEDA Holdings Co. Ltd.	1,137,900	20,869,422
Leopalace21 Corp.	1,802,900	12,918,831
Makita Corp.	496,500	34,931,567
Miraca Holdings, Inc.	492,300	22,675,257
Miroku Jyoho Service Co., Ltd.	150,400	1,991,565
Misumi Group, Inc.	1,906,900	35,023,895
Nakanishi, Inc.	718,200	24,787,128
NGK Spark Plug Co. Ltd.	1,224,200	19,978,564
Nippon Paint Holdings Co. Ltd.	888,400	24,270,233
Nitori Holdings Co. Ltd.	322,200	40,072,853
NOF Corp.	1,463,000	12,619,685
OBIC Co. Ltd.	431,900	25,142,042
Olympus Corp.	1,584,800	54,688,001
ORIX Corp.	3,380,800	47,444,697
Shinsei Bank Ltd.	18,066,000	27,101,976
Ship Healthcare Holdings, Inc.	855,300	25,869,978
Software Service, Inc.	108,400	4,526,772
Sundrug Co. Ltd.	208,300	18,069,315
The Suruga Bank Ltd.	829,300	18,909,145
Tsuruha Holdings, Inc.	336,600	38,275,789
VT Holdings Co. Ltd.	3,332,400	17,619,271
Welcia Holdings Co. Ltd.	413,900	27,308,993

TOTAL JAPAN		1,038,143,349

Luxembourg - 0.4%
Eurofins Scientific SA	52,259	19,598,855
Netherlands - 2.9%
Arcadis NV	575,500	7,704,823
IMCD Group BV	1,012,578	42,933,459
ING Groep NV (Certificaten Van Aandelen)	4,332,000	48,431,760
Intertrust NV	500,000	11,358,880
Koninklijke Philips Electronics NV	1,643,200	43,703,810

TOTAL NETHERLANDS		154,132,732

New Zealand - 0.9%
EBOS Group Ltd.	2,276,701	27,129,852
Trade Maine Group Ltd.	5,669,499	20,963,902

TOTAL NEW ZEALAND		48,093,754

Panama - 0.3%
Copa Holdings SA Class A	241,400	16,173,800
Portugal - 0.6%
NOS SGPS SA	4,688,900	31,405,962
Spain - 1.6%
Amadeus IT Holding SA Class A	1,159,600	54,443,696
Grifols SA ADR (b)	1,729,300	29,294,342

TOTAL SPAIN		83,738,038

Sweden - 4.5%
Addlife AB (a)	396,232	5,822,855
Alfa Laval AB	1,157,800	18,252,567
HEXPOL AB (B Shares)	3,192,100	28,406,967
Nordea Bank AB	6,696,200	59,668,722
Svenska Cellulosa AB (SCA) (B Shares)	1,690,300	50,250,425
Svenska Handelsbanken AB (A Shares)	2,850,400	34,270,444
Swedbank AB (A Shares)	2,014,600	42,330,850

TOTAL SWEDEN		239,002,830

Switzerland - 7.9%
Credit Suisse Group AG	1,947,844	22,399,677
Julius Baer Group Ltd.	782,920	32,102,892
Nestle SA	1,613,561	129,298,896
Novartis AG	1,301,514	107,951,754
Sika AG	8,220	38,555,634
Syngenta AG (Switzerland)	88,162	34,672,814
UBS Group AG	3,899,056	53,706,560

TOTAL SWITZERLAND		418,688,227

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,310,000	23,357,368
United Kingdom - 18.9%
Aon PLC	226,200	24,219,234
Ashmore Group PLC (b)	1,731,078	7,629,014
Booker Group PLC	8,322,600	19,165,308
British American Tobacco PLC (United Kingdom)	814,400	51,978,972
BT Group PLC	9,179,300	50,150,505
Cineworld Group PLC	4,230,000	32,889,387
Close Brothers Group PLC	1,445,021	24,096,404
Coca-Cola European Partners PLC	591,100	22,065,763
Compass Group PLC	1,932,000	36,703,782
Dechra Pharmaceuticals PLC	474,295	8,348,486
Diageo PLC	1,880,800	53,897,483
Diploma PLC	2,151,303	24,300,357
Essentra PLC	3,528,543	22,648,774
Exova Group Ltd. PLC	8,056,935	21,379,216
Hikma Pharmaceuticals PLC	589,972	20,566,231
Hilton Food Group PLC	1,138,579	8,995,909
Howden Joinery Group PLC	4,019,500	22,980,703
IMI PLC	1,164,999	16,528,288
Intertek Group PLC	556,400	26,693,325
James Fisher and Sons PLC	956,986	18,947,186
Jardine Lloyd Thompson Group PLC	1,681,799	21,812,614
John Wood Group PLC	2,056,996	17,953,775
London Stock Exchange Group PLC	747,345	27,446,796
Melrose Industries PLC (b)	965,385	8,745,437
Micro Focus International PLC	1,261,900	32,332,392
Next PLC	240,300	15,980,758
Prudential PLC	2,801,633	49,388,520
Reckitt Benckiser Group PLC	548,300	53,163,262
Rio Tinto PLC	1,347,700	43,735,888
Rolls-Royce Group PLC	1,834,566	19,196,178
Rotork PLC	3,702,547	10,662,696
Schroders PLC	835,100	28,934,479
Shawbrook Group PLC (a)	3,077,686	7,657,547
Sinclair Pharma PLC (a)	10,370,587	4,186,111
Softcat PLC	4,743,200	21,801,369
Spectris PLC	724,800	18,024,055
Spirax-Sarco Engineering PLC	399,510	21,059,376
St. James's Place Capital PLC	2,706,605	33,169,842
Standard Life PLC	6,256,976	25,082,528
The Restaurant Group PLC	2,659,400	12,466,363
Victrex PLC	776,800	15,194,667
Volution Group PLC	47,067	96,551

TOTAL UNITED KINGDOM		1,002,275,531

United States of America - 6.5%
Alphabet, Inc. Class C (a)	56,893	43,738,769
Cognizant Technology Solutions Corp. Class A (a)	586,300	33,706,387
Fidelity National Information Services, Inc.	489,600	38,937,888
McGraw Hill Financial, Inc.	495,300	60,525,660
McKesson Corp.	153,117	29,790,444
Moody's Corp.	232,400	24,636,724
MSCI, Inc. Class A	518,700	44,628,948
PPG Industries, Inc.	316,700	33,161,657
Verisk Analytics, Inc. (a)	388,700	33,148,336

TOTAL UNITED STATES OF AMERICA		342,274,813

TOTAL COMMON STOCKS
(Cost $4,726,577,568)		5,194,837,308

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA
(Cost $44,826,786)	468,900	58,399,244

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (c)	43,642,897	43,642,897
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	28,158,698	28,158,698
TOTAL MONEY MARKET FUNDS
(Cost $71,801,595)		71,801,595
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $4,843,205,949)		5,325,038,147
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(23,359,238)
NET ASSETS - 100%		$5,301,678,909

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$326,281
Fidelity Securities Lending Cash Central Fund	2,911,477
Total	$3,237,758

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$756,046,134	$381,475,038	$374,571,096	$--
Consumer Staples	688,115,557	145,997,196	542,118,361	--
Energy	114,731,197	36,900,961	77,830,236	--
Financials	1,105,346,636	779,860,344	325,486,292	--
Health Care	932,889,148	428,881,853	504,007,295	--
Industrials	596,942,683	430,317,001	166,625,682	--
Information Technology	628,066,259	389,669,011	238,397,248	--
Materials	329,160,847	213,862,227	115,298,620	--
Telecommunication Services	101,938,091	--	101,938,091	--
Money Market Funds	71,801,595	71,801,595	--	--
Total Investments in Securities:	$5,325,038,147	$2,878,765,226	$2,446,272,921	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$69,202,894
Level 2 to Level 1	$283,870,269

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $4,844,074,133. Net unrealized appreciation aggregated $480,964,014, of which $820,331,274 related to appreciated investment securities and $339,367,260 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

July 31, 2016

WLD-QTLY-0916
1.804829.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 1.0%
1-Page Ltd. (a)	188,555	$57,317
Australia & New Zealand Banking Group Ltd.	176,219	3,460,432
Bapcor Ltd.	486,326	2,114,017
Magellan Financial Group Ltd.	81,493	1,414,495
Ramsay Health Care Ltd.	73,742	4,415,410
Spark Infrastructure Group unit	1,722,821	3,430,256

TOTAL AUSTRALIA		14,891,927

Austria - 0.2%
Erste Group Bank AG	65,200	1,727,943
Wienerberger AG	142,700	2,201,633

TOTAL AUSTRIA		3,929,576

Bailiwick of Jersey - 0.7%
Integrated Diagnostics Holdings PLC	275,899	1,084,283
Randgold Resources Ltd. sponsored ADR	16,310	1,918,219
Regus PLC	695,121	2,808,631
Shire PLC	50,600	3,268,885
Wizz Air Holdings PLC (a)	34,000	697,008
Wolseley PLC	34,027	1,897,291

TOTAL BAILIWICK OF JERSEY		11,674,317

Belgium - 0.7%
Anheuser-Busch InBev SA NV	43,311	5,595,443
KBC Groep NV (a)	94,515	4,911,966

TOTAL BELGIUM		10,507,409

Bermuda - 0.2%
Credicorp Ltd. (United States)	6,000	961,980
IHS Markit Ltd. (a)	48,700	1,691,838
PAX Global Technology Ltd.	1,108,000	915,431

TOTAL BERMUDA		3,569,249

Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	37,000	1,672,814
Canadian Pacific Railway Ltd.	29,000	4,344,725
Cenovus Energy, Inc.	576,300	8,249,567
Constellation Software, Inc.	6,100	2,483,216
Franco-Nevada Corp.	19,800	1,525,194
PrairieSky Royalty Ltd. (b)	898,799	17,492,040
Suncor Energy, Inc.	39,400	1,060,404

TOTAL CANADA		36,827,960

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,400	2,589,872
Ctrip.com International Ltd. ADR (a)	47,600	2,078,692
Goodbaby International Holdings Ltd.	5,171,000	2,346,092
New Oriental Education & Technology Group, Inc. sponsored ADR	94,500	4,163,670
Tencent Holdings Ltd.	41,000	990,278

TOTAL CAYMAN ISLANDS		12,168,604

Chile - 0.2%
Vina San Pedro SA	333,695,828	3,466,175
China - 0.1%
Kweichow Moutai Co. Ltd.	41,800	1,972,123
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	6,317
Denmark - 1.1%
DONG Energy A/S	79,700	3,246,192
NNIT A/S	115,550	4,767,151
Novo Nordisk A/S Series B	117,880	6,703,398
Pandora A/S	13,200	1,718,060

TOTAL DENMARK		16,434,801

Finland - 0.2%
Sampo Oyj (A Shares)	90,700	3,758,994
France - 3.4%
Accor SA (b)	70,980	2,969,885
ALTEN	40,600	2,815,137
Altran Technologies SA	155,600	2,258,011
Amundi SA	38,700	1,691,508
Atos Origin SA	28,717	2,814,698
AXA SA	215,400	4,383,895
Capgemini SA	48,700	4,679,685
Cegedim SA (a)	35,010	1,023,150
Dassault Aviation SA	1,400	1,484,670
Havas SA	315,012	2,654,054
Maisons du Monde SA	74,200	1,584,452
Sodexo SA	25,800	3,021,451
SR Teleperformance SA	18,900	1,757,821
Total SA	248,577	11,955,019
VINCI SA	111,900	8,493,324

TOTAL FRANCE		53,586,760

Germany - 4.6%
adidas AG	102,200	16,788,581
Axel Springer Verlag AG	43,237	2,369,093
Beiersdorf AG	15,300	1,436,683
Deutsche Borse AG	47,400	3,963,891
Deutsche Post AG	110,688	3,302,866
Deutsche Telekom AG	224,400	3,817,620
Fresenius SE & Co. KGaA	29,600	2,210,268
GEA Group AG	48,856	2,607,334
Henkel AG & Co. KGaA	23,400	2,540,253
KION Group AG	84,789	4,647,755
LEG Immobilien AG	27,743	2,784,987
Nexus AG	47,000	889,604
ProSiebenSat.1 Media AG	70,700	3,238,538
Rational AG	6,700	3,241,183
SAP AG	115,316	10,092,849
Siemens AG	40,980	4,448,233
Symrise AG	39,500	2,783,909
United Internet AG	15,957	705,391

TOTAL GERMANY		71,869,038

Greece - 0.1%
Ff Group	59,300	1,458,543
Hong Kong - 1.2%
AIA Group Ltd.	1,319,800	8,173,901
China Resources Beer Holdings Co. Ltd.	1,100,000	2,129,563
China Resources Beer Holdings Co. Ltd. rights 8/9/16(a)	366,666	147,453
Techtronic Industries Co. Ltd.	2,080,500	8,809,088

TOTAL HONG KONG		19,260,005

India - 1.5%
Bharti Infratel Ltd.	667,227	3,958,016
Dr Lal Pathlabs Ltd.	46,973	685,339
HDFC Bank Ltd.	176,187	3,917,451
HDFC Bank Ltd. sponsored ADR	120,593	8,353,477
Housing Development Finance Corp. Ltd.	331,422	6,834,289
Lupin Ltd.	1,335	34,847

TOTAL INDIA		23,783,419

Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,121,200	1,866,384
PT Kino Indonesia Tbk	234,500	113,683

TOTAL INDONESIA		1,980,067

Ireland - 3.5%
Accenture PLC Class A	93,000	10,491,330
Alkermes PLC (a)	160,695	8,018,681
Cairn Homes PLC (a)	1,347,939	1,439,181
CRH PLC	166,200	5,071,626
Dalata Hotel Group PLC (a)	328,100	1,419,577
Green REIT PLC	621,300	1,019,692
Greencore Group PLC	788,541	3,418,816
Irish Continental Group PLC unit	7,900	41,688
James Hardie Industries PLC CDI	119,520	1,980,077
Kerry Group PLC Class A	49,000	4,193,562
Medtronic PLC	62,000	5,433,060
Pentair PLC	125,000	7,977,500
Ryanair Holdings PLC sponsored ADR	43,870	3,104,680

TOTAL IRELAND		53,609,470

Isle of Man - 0.3%
Paysafe Group PLC (a)	794,588	4,059,166
Playtech Ltd.	63,981	736,255

TOTAL ISLE OF MAN		4,795,421

Israel - 0.8%
Bezeq The Israel Telecommunication Corp. Ltd.	2,004,600	3,963,780
Frutarom Industries Ltd.	62,800	3,142,306
Partner Communications Co. Ltd. (a)	95,779	457,394
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,700	4,584,950

TOTAL ISRAEL		12,148,430

Italy - 0.3%
De Longhi SpA	94,700	2,366,297
Intesa Sanpaolo SpA	833,000	1,838,146
Mediaset SpA	189,800	574,628

TOTAL ITALY		4,779,071

Japan - 6.8%
A/S One Corp.	67,300	2,777,288
ACOM Co. Ltd. (a)	186,100	880,371
Ain Holdings, Inc.	37,900	2,609,609
Aozora Bank Ltd.	577,000	2,117,247
Astellas Pharma, Inc.	384,500	6,406,438
Broadleaf Co. Ltd.	104,700	1,050,930
Casio Computer Co. Ltd.	134,100	1,908,888
Daiichikosho Co. Ltd.	46,200	2,109,083
Daito Trust Construction Co. Ltd.	31,700	5,323,054
Dentsu, Inc.	75,700	3,616,541
Don Quijote Holdings Co. Ltd.	53,200	2,087,945
Hoya Corp.	62,600	2,221,101
Japan Tobacco, Inc.	111,400	4,344,569
KDDI Corp.	262,300	8,049,232
Keyence Corp.	4,060	2,863,818
LINE Corp. sponsored ADR	1,502	55,153
Misumi Group, Inc.	191,700	3,520,940
Mitsubishi UFJ Financial Group, Inc.	507,500	2,565,679
Monex Group, Inc.	840,700	2,067,446
Nidec Corp.	19,300	1,751,303
Nintendo Co. Ltd.	11,700	2,428,541
Nippon Kanzai Co. Ltd.	107,000	1,779,468
Nippon Telegraph & Telephone Corp.	60,300	2,865,442
Olympus Corp.	143,400	4,948,422
ORIX Corp.	350,100	4,913,153
Seven & i Holdings Co. Ltd.	64,400	2,674,087
Seven Bank Ltd.	335,400	1,145,785
Shionogi & Co. Ltd.	57,900	3,003,147
Sony Corp.	222,800	7,313,836
Sundrug Co. Ltd.	37,800	3,279,021
Tsuruha Holdings, Inc.	42,400	4,821,430
United Arrows Ltd.	52,600	1,466,023
VT Holdings Co. Ltd.	280,200	1,481,491
Welcia Holdings Co. Ltd.	71,700	4,730,744

TOTAL JAPAN		105,177,225

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,174,487
Luxembourg - 0.4%
Eurofins Scientific SA	11,200	4,200,371
Grand City Properties SA	100,234	2,230,026
Senvion SA	46,500	576,796

TOTAL LUXEMBOURG		7,007,193

Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	950,184
Netherlands - 1.7%
Basic-Fit NV	37,100	612,005
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	17,200	288,636
IMCD Group BV	127,200	5,393,299
ING Groep NV (Certificaten Van Aandelen)	371,400	4,152,252
RELX NV	180,224	3,247,527
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	217,800	10,089,439
(NY Reg.)	46,000	2,121,520

TOTAL NETHERLANDS		25,904,678

New Zealand - 0.4%
EBOS Group Ltd.	210,137	2,504,056
Ryman Healthcare Group Ltd.	436,814	3,006,401

TOTAL NEW ZEALAND		5,510,457

Norway - 0.6%
Statoil ASA	579,600	9,214,169
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,759,459
SM Investments Corp.	137,205	2,006,032

TOTAL PHILIPPINES		3,765,491

South Africa - 0.7%
Distell Group Ltd.	126,410	1,516,328
EOH Holdings Ltd.	184,122	1,879,520
Naspers Ltd. Class N	47,700	7,485,242

TOTAL SOUTH AFRICA		10,881,090

Spain - 1.0%
Amadeus IT Holding SA Class A	102,800	4,826,502
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,134,514
Grifols SA ADR	72,900	1,234,926
Hispania Activos Inmobiliarios SA	99,880	1,336,640
Inditex SA	121,914	4,216,242
Mediaset Espana Comunicacion SA	183,300	2,106,674

TOTAL SPAIN		14,855,498

Sweden - 1.4%
ASSA ABLOY AB (B Shares)	200,000	4,387,613
Getinge AB (B Shares)	17,412	353,042
HEXPOL AB (B Shares)	189,000	1,681,939
Indutrade AB	56,400	1,191,670
Nordea Bank AB	314,800	2,805,130
Saab AB (B Shares)	65,000	2,231,740
Sandvik AB	142,700	1,529,226
Svenska Cellulosa AB (SCA) (B Shares)	176,300	5,241,170
Svenska Handelsbanken AB (A Shares)	154,000	1,851,547

TOTAL SWEDEN		21,273,077

Switzerland - 2.0%
ABB Ltd. (Reg.)	155,150	3,295,711
Chubb Ltd.	11,000	1,377,860
GAM Holding Ltd.	88,177	968,928
Julius Baer Group Ltd.	59,790	2,451,632
Kaba Holding AG (B Shares) (Reg.)	2,620	1,915,260
Novartis AG	56,627	4,696,825
Partners Group Holding AG	15,318	7,009,423
Schindler Holding AG (participation certificate)	10,829	2,077,085
Syngenta AG (Switzerland)	8,303	3,265,447
UBS Group AG	246,320	3,392,872

TOTAL SWITZERLAND		30,451,043

Taiwan - 0.0%
JHL Biotech, Inc. (a)	266,104	593,777
United Kingdom - 6.0%
AA PLC	246,910	810,070
AstraZeneca PLC sponsored ADR (b)	80,000	2,731,200
B&M European Value Retail S.A.	583,765	1,987,858
BAE Systems PLC	275,100	1,942,366
BCA Marketplace PLC	511,600	1,223,817
BHP Billiton PLC	192,312	2,424,772
Booker Group PLC	642,000	1,478,400
British American Tobacco PLC (United Kingdom)	81,200	5,182,579
BT Group PLC	385,900	2,108,339
Bunzl PLC	122,700	3,840,460
Cineworld Group PLC	138,500	1,076,875
CMC Markets PLC	899,700	3,312,550
Compass Group PLC	131,200	2,492,514
Countryside Properties PLC (a)	256,100	768,706
Dialog Semiconductor PLC (a)	600	19,651
Diploma PLC	147,500	1,666,108
GlaxoSmithKline PLC	355,700	7,943,859
GlaxoSmithKline PLC sponsored ADR	106,000	4,777,420
Hilton Food Group PLC	350,100	2,766,139
Howden Joinery Group PLC	438,900	2,509,325
Imperial Tobacco Group PLC	106,278	5,602,937
London Stock Exchange Group PLC	46,681	1,714,394
McCarthy & Stone PLC	291,100	658,018
Melrose Industries PLC	98,908	896,009
Micro Focus International PLC	241,800	6,195,398
Moneysupermarket.com Group PLC	393,500	1,554,521
NCC Group Ltd.	347,583	1,495,488
Reckitt Benckiser Group PLC	50,800	4,925,577
Rex Bionics PLC (a)	100,000	43,012
Rio Tinto PLC	79,100	2,566,972
SABMiller PLC	44,000	2,570,352
Softcat PLC	241,800	1,111,395
Spirax-Sarco Engineering PLC	33,846	1,784,125
St. James's Place Capital PLC	123,700	1,515,962
Standard Chartered PLC (United Kingdom)	431,492	3,452,617
Virgin Money Holdings Uk PLC	29,552	103,135
Vodafone Group PLC	1,752,509	5,323,919

TOTAL UNITED KINGDOM		92,576,839

United States of America - 54.5%
AAON, Inc.	67,000	1,774,160
Activision Blizzard, Inc.	167,000	6,706,720
Acuity Brands, Inc.	4,000	1,049,720
Adobe Systems, Inc. (a)	453,224	44,352,501
Advance Auto Parts, Inc.	24,000	4,076,640
Allison Transmission Holdings, Inc.	82,000	2,363,240
Alphabet, Inc. Class A	63,000	49,854,418
Amazon.com, Inc. (a)	37,500	28,455,375
American Tower Corp.	237,000	27,437,490
American Water Works Co., Inc.	42,000	3,468,360
AT&T, Inc.	705,000	30,519,450
AutoZone, Inc. (a)	27,700	22,546,969
Ball Corp.	71,000	5,017,570
BlackRock, Inc. Class A	2,000	732,500
Boston Scientific Corp. (a)	680,000	16,510,400
Bristol-Myers Squibb Co.	379,900	28,420,319
Burlington Stores, Inc. (a)	22,000	1,683,220
Charter Communications, Inc. Class A (a)	47,000	11,038,890
Cloud Peak Energy, Inc. (a)	150,000	511,500
CME Group, Inc.	113,000	11,553,120
ConocoPhillips Co.	88,000	3,592,160
Constellation Brands, Inc. Class A (sub. vtg.)	90,900	14,964,867
Costco Wholesale Corp.	56,000	9,364,320
Coty, Inc. Class A	63,556	1,707,750
Danaher Corp.	81,000	6,596,640
Deere & Co.	3,900	303,069
Dollar General Corp.	94,000	8,905,560
Dun & Bradstreet Corp.	18,000	2,326,500
Edwards Lifesciences Corp. (a)	22,000	2,519,440
Electronic Arts, Inc. (a)	145,000	11,066,400
EOG Resources, Inc.	17,000	1,388,900
Equifax, Inc.	26,000	3,443,960
Estee Lauder Companies, Inc. Class A	225,000	20,902,500
Exelon Corp.	35,000	1,304,800
Extra Space Storage, Inc.	83,000	7,139,660
Facebook, Inc. Class A (a)	177,500	21,999,350
Fidelity National Information Services, Inc.	39,000	3,101,670
FMC Corp.	30,000	1,426,200
Fortive Corp. (a)	51,500	2,482,815
Global Payments, Inc.	104,300	7,787,038
HealthSouth Corp. warrants 1/17/17 (a)	341	1,149
Home Depot, Inc.	54,000	7,464,960
Illumina, Inc. (a)	21,000	3,493,350
Intercept Pharmaceuticals, Inc. (a)	45,100	7,803,653
Kansas City Southern	245,000	23,546,950
Kinder Morgan, Inc.	108,000	2,195,640
Liberty Interactive Corp. QVC Group Series A (a)	7,000	187,670
Lockheed Martin Corp.	41,000	10,361,930
lululemon athletica, Inc. (a)	48,000	3,727,200
Marsh & McLennan Companies, Inc.	47,000	3,090,250
MasterCard, Inc. Class A	51,000	4,857,240
McGraw Hill Financial, Inc.	381,349	46,600,848
Medivation, Inc. (a)	199,582	12,771,252
Molson Coors Brewing Co. Class B	154,300	15,763,288
Monsanto Co.	19,700	2,103,369
Monster Beverage Corp. (a)	28,000	4,497,640
MSCI, Inc. Class A	362,300	31,172,292
Newell Brands, Inc.	245,000	12,852,700
NextEra Energy, Inc.	54,000	6,927,660
NIKE, Inc. Class B	58,000	3,219,000
Norfolk Southern Corp.	206,000	18,494,680
Northrop Grumman Corp.	51,000	11,048,130
NVIDIA Corp.	85,000	4,853,500
O'Reilly Automotive, Inc. (a)	22,000	6,393,860
Parsley Energy, Inc. Class A (a)	24,000	684,240
PayPal Holdings, Inc. (a)	401,000	14,933,240
Pfizer, Inc.	213,000	7,857,570
Pioneer Natural Resources Co.	18,000	2,926,260
Post Holdings, Inc. (a)	104,800	9,083,016
Prestige Brands Holdings, Inc. (a)	195,000	10,432,500
Priceline Group, Inc. (a)	2,200	2,971,782
PulteGroup, Inc.	65,000	1,376,700
Range Resources Corp.	89,000	3,587,590
Raytheon Co.	21,000	2,930,130
Reynolds American, Inc.	546,000	27,332,760
Salesforce.com, Inc. (a)	112,300	9,186,140
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	31,200	749,424
SLM Corp. (a)	725,000	5,212,750
SM Energy Co.	43,066	1,168,381
Spectrum Brands Holdings, Inc.	17,000	2,189,090
Tempur Sealy International, Inc. (a)	8,000	605,040
The Dow Chemical Co.	172,000	9,231,240
The NASDAQ OMX Group, Inc.	77,000	5,448,520
The Williams Companies, Inc.	17,000	407,490
Tractor Supply Co.	10,000	916,500
Union Pacific Corp.	29,000	2,698,450
UnitedHealth Group, Inc.	132,000	18,902,400
Visa, Inc. Class A	285,300	22,267,665
Xylem, Inc.	185,000	8,844,850

TOTAL UNITED STATES OF AMERICA		845,768,100

TOTAL COMMON STOCKS
(Cost $1,292,271,218)		1,541,580,984

Nonconvertible Preferred Stocks - 0.2%
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)(b)	109,000	946,120
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (c)	369,166	1,425,239
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,066,154)		2,371,359

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.42% (d)	7,979,882	7,979,882
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	3,301,590	3,301,590
TOTAL MONEY MARKET FUNDS
(Cost $11,281,472)		11,281,472
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,305,618,844)		1,555,233,815
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,080,198)
NET ASSETS - 100%		$1,552,153,617

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,425,239 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,191
Fidelity Securities Lending Cash Central Fund	154,037
Total	$218,228

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$226,856,479	$167,978,789	$57,452,451	$1,425,239
Consumer Staples	196,445,700	153,041,471	43,404,229	--
Energy	66,329,664	45,160,476	21,169,188	--
Financials	256,433,517	222,978,111	33,455,406	--
Health Care	210,527,002	168,557,639	41,969,363	--
Industrials	187,932,871	164,909,946	23,022,925	--
Information Technology	270,135,435	252,709,019	17,426,416	--
Materials	48,099,932	34,771,115	13,328,817	--
Telecommunication Services	62,237,679	40,073,127	22,164,552	--
Utilities	18,954,064	18,954,064	--	--
Money Market Funds	11,281,472	11,281,472	--	--
Total Investments in Securities:	$1,555,233,815	$1,280,415,229	$273,393,347	$1,425,239

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$24,682,236
Level 2 to Level 1	$52,608,457

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,307,628,799. Net unrealized appreciation aggregated $247,605,016, of which $284,220,850 related to appreciated investment securities and $36,615,834 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

July 31, 2016

LAF-QTLY-0916
1.804841.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.4%
	Shares	Value
Argentina - 2.1%
Grupo Financiero Galicia SA sponsored ADR	202,608	$6,013,405
Grupo Superveille SA sponsored ADR	475,000	6,436,250

TOTAL ARGENTINA		12,449,655

Bermuda - 4.9%
Credicorp Ltd. (United States)	140,908	22,591,780
PAX Global Technology Ltd. (a)	7,561,967	6,247,707

TOTAL BERMUDA		28,839,487

Brazil - 36.5%
Ambev SA	6,243,802	36,202,652
BB Seguridade Participacoes SA	1,602,114	14,892,584
CCR SA	2,130,502	12,307,026
Cielo SA	2,117,948	24,005,240
CVC Brasil Operadora e Agencia de Viagens SA	1,341,033	8,933,603
Equatorial Energia SA	668,406	11,447,257
Estacio Participacoes SA	2,421,505	13,181,459
Fibria Celulose SA	1,110,422	6,777,465
FPC Par Corretora de Seguros	1,667,889	6,692,338
Grendene SA	1,169,731	6,201,479
Kroton Educacional SA	3,718,837	16,561,808
MAHLE Metal Leve SA	764,763	6,297,549
Multiplus SA	621,812	8,202,227
Qualicorp SA	2,460,713	16,316,719
Smiles SA	814,156	13,046,985
Tegma Gestao Logistica SA	2,562,627	6,741,675
Valid Solucoes SA	659,175	5,968,843

TOTAL BRAZIL		213,776,909

Chile - 3.2%
Banmedica SA	3,100,772	6,086,446
Forus SA	1,878,297	6,741,096
Vina San Pedro SA	574,573,084	5,968,223

TOTAL CHILE		18,795,765

France - 1.5%
Edenred SA	389,832	8,840,856
Mexico - 25.4%
Compartamos S.A.B. de CV	5,797,311	10,772,177
Credito Real S.A.B. de CV	3,856,371	7,200,616
Fomento Economico Mexicano S.A.B. de CV unit	2,628,295	23,514,479
Genomma Lab Internacional SA de CV (b)	9,725,099	11,151,447
Gruma S.A.B. de CV Series B	638,008	9,176,086
Grupo Aeroportuario Norte S.A.B. de CV	1,070,525	6,657,809
Grupo Financiero Banorte S.A.B. de CV Series O	5,233,321	28,661,852
Grupo GICSA SA de CV (b)	9,351,392	6,483,632
Kimberly-Clark de Mexico SA de CV Series A	4,494,876	10,166,810
Megacable Holdings S.A.B. de CV unit	1,796,523	7,200,464
Promotora y Operadora de Infraestructura S.A.B. de CV	894,909	8,369,189
Qualitas Controladora S.A.B. de CV	4,954,982	6,955,473
Tenedora Nemak SA de CV	4,643,936	5,277,988
Unifin Financiera SAPI de CV	2,590,123	6,795,101

TOTAL MEXICO		148,383,123

Panama - 2.9%
Copa Holdings SA Class A	102,338	6,856,646
Intergroup Financial Services Corp.	314,911	10,234,608

TOTAL PANAMA		17,091,254

United Kingdom - 1.5%
British American Tobacco PLC (United Kingdom)	139,101	8,878,103
United States of America - 4.4%
First Cash Financial Services, Inc.	120,864	6,201,532
MercadoLibre, Inc.	46,959	7,188,484
Monsanto Co.	112,070	11,965,714

TOTAL UNITED STATES OF AMERICA		25,355,730

TOTAL COMMON STOCKS
(Cost $388,606,404)		482,410,882

Nonconvertible Preferred Stocks - 15.7%
Brazil - 15.7%
Alpargatas SA (PN)	2,325,383	8,247,565
Itau Unibanco Holding SA	4,473,142	46,615,923
Itausa-Investimentos Itau SA (PN)	8,599,551	22,172,541
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	4,099,671	15,008,356
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $48,941,847)		92,044,385

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.42% (c)	11,062,898	11,062,898
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	3,570,000	3,570,000
TOTAL MONEY MARKET FUNDS
(Cost $14,632,898)		14,632,898
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $452,181,149)		589,088,165
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,477,145)
NET ASSETS - 100%		$585,611,020

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,406
Fidelity Securities Lending Cash Central Fund	28,531
Total	$56,937

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$99,892,223	$99,892,223	$--	$--
Consumer Staples	93,906,353	85,028,250	8,878,103	--
Energy	15,008,356	15,008,356	--	--
Financials	208,719,812	208,719,812	--	--
Health Care	33,554,612	33,554,612	--	--
Industrials	55,742,044	55,742,044	--	--
Information Technology	37,441,431	37,441,431	--	--
Materials	18,743,179	18,743,179	--	--
Utilities	11,447,257	11,447,257	--	--
Money Market Funds	14,632,898	14,632,898	--	--
Total Investments in Securities:	$589,088,165	$580,210,062	$8,878,103	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $455,590,405. Net unrealized appreciation aggregated $133,497,760, of which $153,460,087 related to appreciated investment securities and $19,962,327 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

July 31, 2016

EME-QTLY-0916
1.861977.108

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Austria - 1.2%
Buwog-Gemeinnuetzige Wohnung	28,835	$699,232
Wienerberger AG	28,200	435,081

TOTAL AUSTRIA		1,134,313

Bailiwick of Jersey - 0.3%
Wizz Air Holdings PLC (a)	13,888	284,707
Bermuda - 0.4%
Central European Media Enterprises Ltd.:
Class A (a)	50,000	115,500
Class A (Czech Republic) (a)	125,000	290,591

TOTAL BERMUDA		406,091

Botswana - 0.3%
First National Bank of Botswana Ltd.	990,388	300,286
British Virgin Islands - 0.5%
Lenta Ltd. GDR (a)	62,600	470,126
Canada - 1.2%
Detour Gold Corp. (a)	29,300	766,133
OceanaGold Corp.	57,000	206,058
Potash Corp. of Saskatchewan, Inc.	12,000	187,033

TOTAL CANADA		1,159,224

Czech Republic - 0.4%
MONETA Money Bank A/S	121,300	374,063
Estonia - 0.5%
Tallinna Kaubamaja AS	64,300	510,401
Germany - 0.4%
UNIWHEELS AG	9,302	365,692
Greece - 1.7%
Aegean Airlines SA	28,300	225,273
Jumbo SA	26,536	313,583
Motor Oil (HELLAS) Corinth Refineries SA	58,400	682,293
Sarantis SA	37,800	373,582

TOTAL GREECE		1,594,731

Hungary - 2.0%
OTP Bank PLC	76,900	1,872,796
Israel - 0.8%
Elbit Systems Ltd. (Israel)	7,100	714,618
Kenya - 1.5%
British American Tobacco Kenya Ltd.	31,700	263,229
Kcb Group Ltd.	1,269,000	400,473
Safaricom Ltd.	3,777,844	709,743

TOTAL KENYA		1,373,445

Lithuania - 0.4%
Apranga AB (a)	142,966	401,188
Netherlands - 0.5%
AmRest Holdings NV (a)	7,800	495,194
Nigeria - 1.3%
Dangote Cement PLC	502,167	284,022
Nigerian Breweries PLC	850,000	368,551
Zenith Bank PLC	10,502,168	558,026

TOTAL NIGERIA		1,210,599

Pakistan - 1.6%
Engro Corp. Ltd.	135,000	430,789
Indus Motor Co. Ltd.	22,000	249,005
Millat Tractors Ltd.	77,000	420,270
United Bank Ltd.	246,500	435,928

TOTAL PAKISTAN		1,535,992

Poland - 1.5%
Kruk SA	8,900	478,470
NG2 SA	12,100	551,919
Orbis SA	24,200	378,193

TOTAL POLAND		1,408,582

Qatar - 2.2%
Al Meera Consumer Goods Co. (a)	6,671	401,200
Qatar National Bank SAQ	40,945	1,720,355

TOTAL QATAR		2,121,555

Romania - 3.4%
Banca Transilvania SA	2,656,052	1,521,080
BRD-Groupe Societe Generale	521,241	1,280,436
Fondul Propietatea SA GDR	40,900	407,773

TOTAL ROMANIA		3,209,289

Russia - 17.9%
Gazprom OAO	2,068,165	4,312,364
Lukoil PJSC (a)	14,300	622,121
Lukoil PJSC sponsored ADR	81,695	3,492,461
Magnit OJSC	6,622	1,024,559
MegaFon PJSC GDR	11,100	109,668
Moscow Exchange MICEX-RTS OAO (a)	612,000	1,052,707
NOVATEK OAO (a)	161,200	1,583,175
Sberbank of Russia	2,259,220	4,772,412

TOTAL RUSSIA		16,969,467

South Africa - 45.2%
African Rainbow Minerals Ltd.	131,200	932,778
AngloGold Ashanti Ltd. (a)	109,800	2,397,708
Aveng Ltd. (a)	1,320,000	378,467
Barloworld Ltd.	176,200	1,045,554
Cashbuild Ltd.	15,200	412,816
City Lodge Hotels Ltd.	43,000	489,437
Clicks Group Ltd.	129,167	1,156,257
DRDGOLD Ltd.	1,931,114	1,583,127
Exxaro Resources Ltd.	101,000	603,908
FirstRand Ltd.	784,200	2,745,018
Grindrod Ltd.	367,700	306,212
Holdsport Ltd.	149,400	634,893
Hulamin Ltd.	1,042,200	436,964
Imperial Holdings Ltd.	86,900	1,037,573
KAP Industrial Holdings Ltd.	1,172,600	548,234
Kumba Iron Ore Ltd. (a)	80,000	780,967
Life Healthcare Group Holdings Ltd.	246,100	669,268
Mr Price Group Ltd.	78,200	1,289,508
MTN Group Ltd.	110,850	1,120,473
Murray & Roberts Holdings Ltd.	531,100	493,175
Nampak Ltd.	897,800	1,371,803
Naspers Ltd. Class N	43,000	6,747,702
Northam Platinum Ltd. (a)	337,000	1,247,370
Pioneer Foods Ltd.	114,500	1,476,488
PSG Group Ltd.	110,600	1,579,414
Remgro Ltd.	146,400	2,744,225
RMB Holdings Ltd.	211,800	949,047
Sasol Ltd.	49,700	1,322,458
Shoprite Holdings Ltd.	146,100	2,139,730
Spar Group Ltd.	83,900	1,251,617
Spur Corp. Ltd.	100,000	226,925
Steinhoff International Holdings NV (South Africa)	303,400	1,918,373
Super Group Ltd. (a)	153,000	447,937
Telkom SA Ltd.	92,000	426,953

TOTAL SOUTH AFRICA		42,912,379

Turkey - 2.8%
Aselsan A/S	136,000	430,200
Koc Holding A/S	217,850	933,398
Turk Traktor ve Ziraat Makinalari A/S	18,000	502,502
Turkiye Garanti Bankasi A/S	323,000	794,521

TOTAL TURKEY		2,660,621

United Arab Emirates - 5.3%
Agthia Group PJSC	201,093	424,864
Aldar Properties PJSC (a)	1,635,877	1,282,726
Dubai Islamic Bank Pakistan Ltd. (a)	611,421	900,593
Dubai Parks and Resorts PJSC (a)	670,000	302,812
Emaar Malls Group PJSC (a)	904,599	714,241
First Gulf Bank PJSC	359,351	1,183,846
SHUAA Capital PSC (a)	983,913	176,536

TOTAL UNITED ARAB EMIRATES		4,985,618

United Kingdom - 2.9%
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/10/16 (a)(b)	9,800	357,841
Georgia Healthcare Group PLC (a)	43,600	176,569
Mediclinic International PLC	26,500	374,174
NMC Health PLC	30,500	446,036
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (a)(b)	14,000	550,772
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(b)	52,800	506,839
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(b)	40,361	350,844

TOTAL UNITED KINGDOM		2,763,075

TOTAL COMMON STOCKS
(Cost $76,120,483)		91,234,052

Nonconvertible Preferred Stocks - 2.8%
Russia - 2.8%
Surgutneftegas OJSC (a)	2,989,300	1,477,400
Tatneft PAO (a)	464,500	1,189,582

TOTAL RUSSIA

(Cost $3,085,550)		2,666,982

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (c)
(Cost $1,246,355)	1,246,355	1,246,355
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $80,452,388)		95,147,389
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(252,719)
NET ASSETS - 100%		$94,894,670

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,766,296 or 1.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,823
Fidelity Securities Lending Cash Central Fund	79
Total	$3,902

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,668,841	$9,921,139	$6,747,702	$--
Consumer Staples	9,860,604	9,860,604	--	--
Energy	15,285,762	7,551,419	7,734,343	--
Financials	30,710,500	23,377,271	7,333,229	--
Health Care	1,666,047	1,666,047	--	--
Industrials	6,282,610	6,282,610	--	--
Materials	11,059,833	7,078,998	3,980,835	--
Telecommunication Services	2,366,837	1,246,364	1,120,473	--
Money Market Funds	1,246,355	1,246,355	--	--
Total Investments in Securities:	$95,147,389	$68,230,807	$26,916,582	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,958,763
Level 2 to Level 1	$852,918

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $81,186,427. Net unrealized appreciation aggregated $13,960,962, of which $20,004,475 related to appreciated investment securities and $6,043,513 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

July 31, 2016

JSC-QTLY-0916
1.804823.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 3.8%
Bridgestone Corp.	197,000	$6,822,298
Hi-Lex Corp.	187,200	4,966,461
Kinugawa Rubber Industrial Co. Ltd.	1,369,884	10,373,916
		22,162,675
Distributors - 2.4%
Central Automotive Products Ltd.	885,000	7,797,966
Chori Co. Ltd.	406,100	6,073,753
		13,871,719
Diversified Consumer Services - 1.4%
Asante, Inc.	572,500	8,576,391
Hotels, Restaurants & Leisure - 1.5%
KOMEDA Holdings Co. Ltd.	180,200	3,304,921
Koshidaka Holdings Co. Ltd.	286,600	5,754,857
		9,059,778
Media - 2.4%
Daiichikosho Co. Ltd.	237,400	10,837,580
Proto Corp.	281,500	3,195,997
		14,033,577
Specialty Retail - 7.3%
Arc Land Sakamoto Co. Ltd.	611,700	6,791,622
Asahi Co. Ltd.	687,600	9,742,304
Fuji Corp.	303,300	5,010,214
Nitori Holdings Co. Ltd.	108,100	13,444,678
VT Holdings Co. Ltd.	1,487,400	7,864,273
		42,853,091
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	276,400	6,885,133

TOTAL CONSUMER DISCRETIONARY		117,442,364

CONSUMER STAPLES - 13.5%
Food & Staples Retailing - 5.7%
Kato Sangyo	311,600	7,516,723
Mitsubishi Shokuhin Co. Ltd.	314,600	8,707,067
San-A Co. Ltd.	179,900	8,982,926
Sogo Medical Co. Ltd.	218,700	8,367,879
		33,574,595
Food Products - 6.7%
Japan Meat Co. Ltd.	413,000	5,901,444
Kotobuki Spirits Co. Ltd.	434,000	13,147,194
Rokko Butter Co. Ltd.	259,500	5,861,342
S Foods, Inc. (a)	276,300	7,429,798
Toyo Suisan Kaisha Ltd.	154,000	6,839,628
		39,179,406
Tobacco - 1.1%
Japan Tobacco, Inc.	158,300	6,173,656

TOTAL CONSUMER STAPLES		78,927,657

ENERGY - 1.8%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	722,900	5,232,454
Oil, Gas & Consumable Fuels - 0.9%
San-Ai Oil Co. Ltd.	808,000	5,424,858

TOTAL ENERGY		10,657,312

FINANCIALS - 9.2%
Banks - 1.9%
Fukuoka Financial Group, Inc.	1,178,000	4,500,703
Shinsei Bank Ltd.	4,382,000	6,573,722
		11,074,425
Diversified Financial Services - 2.9%
Fuyo General Lease Co. Ltd.	166,000	7,533,269
ORIX Corp.	660,300	9,266,367
		16,799,636
Insurance - 1.8%
Tokio Marine Holdings, Inc.	268,300	10,385,152
Real Estate Management & Development - 2.6%
Century21 Real Estate Japan Ltd.	198,700	2,551,899
Daito Trust Construction Co. Ltd.	77,600	13,030,568
		15,582,467

TOTAL FINANCIALS		53,841,680

HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 3.5%
Fukuda Denshi Co. Ltd.	118,400	7,211,879
Medikit Co. Ltd.	208,200	8,015,825
Paramount Bed Holdings Co. Ltd.	138,900	5,274,569
		20,502,273
Health Care Providers & Services - 3.1%
A/S One Corp.	235,600	9,722,570
Miraca Holdings, Inc.	182,800	8,419,738
		18,142,308
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	476,100	7,932,653

TOTAL HEALTH CARE		46,577,234

INDUSTRIALS - 24.3%
Air Freight & Logistics - 0.8%
AIT Corp.	525,400	4,410,841
Building Products - 3.7%
Bunka Shutter Co. Ltd.	695,700	5,697,676
Sekisui Jushi Corp.	558,200	9,102,762
Sinko Industries Ltd.	577,300	6,658,986
		21,459,424
Commercial Services & Supplies - 2.9%
Aeon Delight Co. Ltd.	275,000	8,361,377
ProNexus, Inc.	830,700	8,778,781
		17,140,158
Construction & Engineering - 2.9%
Hokuriku Electrical Construction Co. Ltd.	829,900	6,355,598
Toshiba Plant Systems & Services Corp.	587,900	10,384,247
		16,739,845
Electrical Equipment - 1.1%
Aichi Electric Co. Ltd.	919,000	2,957,552
Denyo Co. Ltd.	345,900	3,601,325
		6,558,877
Machinery - 2.3%
Daiwa Industries Ltd.	689,500	6,276,803
Oiles Corp.	404,580	7,218,241
		13,495,044
Marine - 0.5%
Nippon Concept Corp.	322,100	3,009,818
Professional Services - 4.0%
Funai Soken Holdings, Inc.	405,020	5,621,878
Meitec Corp.	79,100	2,632,946
Weathernews, Inc.	238,900	7,368,401
Yamada Consulting Group Co. Ltd.	186,300	7,918,566
		23,541,791
Trading Companies & Distributors - 4.8%
Inaba Denki Sangyo Co. Ltd.	196,600	7,119,473
Mitani Shoji Co. Ltd.	299,900	9,238,945
Yamazen Co. Ltd.	823,900	7,076,212
Yuasa Trading Co. Ltd.	215,800	4,739,178
		28,173,808
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	863,000	7,766,412

TOTAL INDUSTRIALS		142,296,018

INFORMATION TECHNOLOGY - 9.6%
Electronic Equipment & Components - 2.7%
Amano Corp.	663,400	10,731,755
Macnica Fuji Electronics Holdings, Inc.	529,100	5,126,675
		15,858,430
IT Services - 1.1%
TKC Corp.	232,800	6,590,863
Software - 3.1%
Broadleaf Co. Ltd.	312,000	3,131,710
Oracle Corp. Japan	102,600	6,241,790
SRA Holdings, Inc.	416,500	8,926,191
		18,299,691
Technology Hardware, Storage & Peripherals - 2.7%
Elecom Co. Ltd.	677,900	15,617,392

TOTAL INFORMATION TECHNOLOGY		56,366,376

MATERIALS - 6.6%
Chemicals - 6.6%
C. Uyemura & Co. Ltd.	128,400	5,634,870
Kuraray Co. Ltd.	705,400	8,896,539
Lintec Corp.	412,700	8,736,790
Sakata INX Corp.	570,800	7,264,096
SK Kaken Co. Ltd.	81,000	8,208,394
		38,740,689
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
KDDI Corp.	303,200	9,304,335
UTILITIES - 3.5%
Electric Utilities - 2.1%
Hokuriku Electric Power Co., Inc.	375,900	4,458,894
The Okinawa Electric Power Co., Inc.	391,875	7,891,137
		12,350,031
Gas Utilities - 1.4%
Tokyo Gas Co. Ltd.	1,936,000	8,241,370

TOTAL UTILITIES		20,591,401

TOTAL COMMON STOCKS
(Cost $459,102,107)		574,745,066

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.42% (b)	11,882,282	11,882,282
Fidelity Securities Lending Cash Central Fund, 0.45% (b)(c)	3,131,766	3,131,766
TOTAL MONEY MARKET FUNDS
(Cost $15,014,048)		15,014,048
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $474,116,155)		589,759,114
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,783,324)
NET ASSETS - 100%		$585,975,790

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,500
Fidelity Securities Lending Cash Central Fund	38,788
Total	$96,288

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$117,442,364	$--	$117,442,364	$--
Consumer Staples	78,927,657	--	78,927,657	--
Energy	10,657,312	--	10,657,312	--
Financials	53,841,680	--	53,841,680	--
Health Care	46,577,234	--	46,577,234	--
Industrials	142,296,018	--	142,296,018	--
Information Technology	56,366,376	--	56,366,376	--
Materials	38,740,689	--	38,740,689	--
Telecommunication Services	9,304,335	--	9,304,335	--
Utilities	20,591,401	--	20,591,401	--
Money Market Funds	15,014,048	15,014,048	--	--
Total Investments in Securities:	$589,759,114	$15,014,048	$574,745,066	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $480,083,978. Net unrealized appreciation aggregated $109,675,136, of which $124,512,559 related to appreciated investment securities and $14,837,423 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Canada Fund

July 31, 2016

CAN-QTLY-0916
1.804819.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	90,900	$3,501,911
Media - 2.0%
Cogeco Communications, Inc.	163,200	8,032,192
Corus Entertainment, Inc. Class B (non-vtg.)	528,700	5,223,628
DHX Media Ltd.	773,000	4,156,137
Quebecor, Inc. Class B (sub. vtg.)	355,400	10,947,948
		28,359,905
Specialty Retail - 0.7%
AutoCanada, Inc. (a)	239,900	3,904,473
Sleep Country Canada Holdings, Inc.	241,600	5,588,266
		9,492,739
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	157,690	4,626,894

TOTAL CONSUMER DISCRETIONARY		45,981,449

CONSUMER STAPLES - 8.0%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	63,000	6,436,080
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	640,800	28,971,335
George Weston Ltd.	369,500	32,816,773
Jean Coutu Group, Inc. Class A (sub. vtg.)	395,700	5,731,005
Metro, Inc. Class A (sub. vtg.)	471,795	17,153,225
North West Co., Inc.	467,300	10,916,134
		95,588,472
Food Products - 0.2%
AGT Food & Ingredients, Inc.	103,100	2,500,806
Tobacco - 0.5%
Imperial Tobacco Group PLC	138,463	7,299,718

TOTAL CONSUMER STAPLES		111,825,076

ENERGY - 19.8%
Energy Equipment & Services - 1.4%
Canadian Energy Services & Technology Corp.	2,099,800	5,661,009
Pason Systems, Inc.	482,500	6,463,390
ZCL Composites, Inc.	988,700	6,800,081
		18,924,480
Oil, Gas & Consumable Fuels - 18.4%
ARC Resources Ltd.	788,100	13,864,862
Canadian Natural Resources Ltd.	849,898	25,738,113
Cenovus Energy, Inc.	1,259,000	18,022,219
Enbridge, Inc.	1,238,400	50,943,564
Imperial Oil Ltd.	602,200	18,527,457
Keyera Corp.	207,404	5,953,741
Painted Pony Petroleum Ltd. (b)	740,200	4,892,526
Parkland Fuel Corp.	394,400	6,999,003
Peyto Exploration & Development Corp.	445,000	12,644,660
PrairieSky Royalty Ltd.	617,618	12,019,816
Raging River Exploration, Inc. (b)	865,700	6,862,478
Seven Generations Energy Ltd. rights (b)	184,700	3,860,501
Spartan Energy Corp. (b)	2,184,800	5,488,564
Suncor Energy, Inc.	2,400,700	64,611,954
Whitecap Resources, Inc.	931,400	6,912,470
		257,341,928

TOTAL ENERGY		276,266,408

FINANCIALS - 31.0%
Banks - 19.6%
Bank of Nova Scotia	780,100	39,618,911
Royal Bank of Canada	2,002,700	122,080,875
The Toronto-Dominion Bank	2,571,100	112,028,399
		273,728,185
Capital Markets - 0.9%
Amundi SA	139,100	6,079,812
Ashmore Group PLC (a)	1,088,600	4,797,557
Uranium Participation Corp. (b)	624,800	1,918,928
		12,796,297
Consumer Finance - 0.2%
International Personal Finance PLC	739,300	2,623,162
Diversified Financial Services - 0.6%
Element Financial Corp.	709,500	7,618,573
Insurance - 7.9%
Fairfax Financial Holdings Ltd. (sub. vtg.)	31,300	16,781,153
Intact Financial Corp.	317,325	22,746,101
Manulife Financial Corp.	249,600	3,402,811
Power Corp. of Canada (sub. vtg.)	1,049,000	22,849,585
Sun Life Financial, Inc.	1,328,800	43,782,772
		109,562,422
Real Estate Investment Trusts - 1.8%
Allied Properties (REIT)	396,700	12,037,877
H&R REIT/H&R Finance Trust	759,600	13,526,366
		25,564,243

TOTAL FINANCIALS		431,892,882

HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	116,000	6,206,000
INDUSTRIALS - 6.6%
Airlines - 0.5%
WestJet Airlines Ltd.	400,400	7,053,345
Professional Services - 0.6%
Stantec, Inc.	330,300	8,406,440
Road & Rail - 5.4%
Canadian National Railway Co.	1,082,700	68,636,372
TransForce, Inc.	307,400	6,024,866
		74,661,238
Trading Companies & Distributors - 0.1%
Toromont Industries Ltd.	44,600	1,339,042

TOTAL INDUSTRIALS		91,460,065

INFORMATION TECHNOLOGY - 4.1%
IT Services - 1.7%
CGI Group, Inc. Class A (sub. vtg.) (b)	494,500	24,008,237
Software - 2.4%
Constellation Software, Inc.	41,000	16,690,468
Open Text Corp.	271,814	16,563,031
		33,253,499

TOTAL INFORMATION TECHNOLOGY		57,261,736

MATERIALS - 16.0%
Chemicals - 2.7%
Agrium, Inc.	261,200	23,706,353
Monsanto Co.	55,600	5,936,412
Potash Corp. of Saskatchewan, Inc.	497,500	7,754,088
		37,396,853
Construction Materials - 0.4%
CRH PLC	215,700	6,582,128
Containers & Packaging - 1.0%
CCL Industries, Inc. Class B	76,300	13,657,037
Metals & Mining - 11.2%
Agnico Eagle Mines Ltd. (Canada)	431,900	25,133,659
Barrick Gold Corp.	639,200	13,957,486
Detour Gold Corp. (b)	514,500	13,453,092
Franco-Nevada Corp.	237,700	18,327,468
Goldcorp, Inc.	232,500	4,154,425
Labrador Iron Ore Royalty Corp. (a)	514,200	5,891,649
Lundin Mining Corp. (b)	2,411,600	10,084,890
Randgold Resources Ltd.	115,164	13,552,289
Silver Wheaton Corp.	807,900	22,554,249
Tahoe Resources, Inc.	825,200	12,811,093
Teck Resources Ltd. Class B (sub. vtg.)	592,400	9,441,921
Torex Gold Resources, Inc. (b)	319,870	6,634,304
		155,996,525
Paper & Forest Products - 0.7%
Stella-Jones, Inc.	95,800	3,415,532
Western Forest Products, Inc.	4,134,900	6,777,227
		10,192,759

TOTAL MATERIALS		223,825,302

TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 3.4%
TELUS Corp.	1,403,800	46,974,321
Wireless Telecommunication Services - 3.9%
Rogers Communications, Inc. Class B (non-vtg.)	1,237,000	54,637,759

TOTAL TELECOMMUNICATION SERVICES		101,612,080

UTILITIES - 0.6%
Electric Utilities - 0.6%
Hydro One Ltd.	437,200	8,682,722
TOTAL COMMON STOCKS
(Cost $1,096,619,312)		1,355,013,720

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.42% (c)	28,200,392	28,200,392
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	4,890,297	4,890,297
TOTAL MONEY MARKET FUNDS
(Cost $33,090,689)		33,090,689
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,129,710,001)		1,388,104,409
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,541,535
NET ASSETS - 100%		$1,394,645,944

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,382
Fidelity Securities Lending Cash Central Fund	1,252,438
Total	$1,329,820

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$45,981,449	$45,981,449	$--	$--
Consumer Staples	111,825,076	111,825,076	--	--
Energy	276,266,408	276,266,408	--	--
Financials	431,892,882	431,892,882	--	--
Health Care	6,206,000	6,206,000	--	--
Industrials	91,460,065	91,460,065	--	--
Information Technology	57,261,736	57,261,736	--	--
Materials	223,825,302	203,690,885	20,134,417	--
Telecommunication Services	101,612,080	101,612,080	--	--
Utilities	8,682,722	8,682,722	--	--
Money Market Funds	33,090,689	33,090,689	--	--
Total Investments in Securities:	$1,388,104,409	$1,367,969,992	$20,134,417	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,139,482,777. Net unrealized appreciation aggregated $248,621,632, of which $323,449,454 related to appreciated investment securities and $74,827,822 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

July 31, 2016

PAF-QTLY-0916
1.804825.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 14.1%
1-Page Ltd. (a)(b)	872,167	$265,121
Aconex Ltd. (a)	909,243	5,541,653
ALS Ltd.	815,324	3,159,988
Amcor Ltd.	447,130	5,103,743
Ansell Ltd.	231,725	3,411,046
ARB Corp. Ltd. (b)	114,454	1,578,675
Arena (REIT) unit	2,192,142	3,814,953
Asaleo Care Ltd.	3,476,847	3,593,433
Australia & New Zealand Banking Group Ltd.	517,822	10,168,527
Blue Sky Alternative Investments Ltd.	812,543	4,785,563
Commonwealth Bank of Australia	240,378	14,129,931
CSL Ltd.	106,723	9,570,289
Hansen Technologies Ltd.	683,174	2,154,589
HUB24 Ltd. (a)	220,633	751,162
Magellan Financial Group Ltd.	251,802	4,370,592
NIB Holdings Ltd.	1,403,041	4,936,696
realestate.com.au Ltd.	111,201	5,515,785
Sydney Airport unit	1,171,376	6,729,815
Woodside Petroleum Ltd.	309,417	6,238,303

TOTAL AUSTRALIA		95,819,864

Bermuda - 4.4%
Brilliance China Automotive Holdings Ltd.	2,248,000	2,494,752
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	10,707,697
Dairy Farm International Holdings Ltd.	970,900	6,485,612
Hongkong Land Holdings Ltd.	982,000	6,284,800
PAX Global Technology Ltd. (b)	4,667,000	3,855,881

TOTAL BERMUDA		29,828,742

Cayman Islands - 2.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	140,200	11,563,696
China High Precision Automation Group Ltd. (a)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
ENN Energy Holdings Ltd.	778,000	3,705,287
International Housewares Retail Co. Ltd.	17,378,000	3,315,044

TOTAL CAYMAN ISLANDS		18,584,032

China - 5.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	7,479,132
Jiangsu Hengrui Medicine Co. Ltd.	1,381,079	9,088,798
Kweichow Moutai Co. Ltd.	261,750	12,349,358
Shenzhen Expressway Co. (H Shares)	4,216,000	3,972,335
Weifu High-Technology Co. Ltd. (B Shares)	1,382,213	2,887,924

TOTAL CHINA		35,777,547

Hong Kong - 5.4%
AIA Group Ltd.	2,311,200	14,313,926
China Resources Beer Holdings Co. Ltd.	1,538,000	2,977,516
China Resources Beer Holdings Co. Ltd. rights 8/9/16 (a)	512,666	206,166
Hang Seng Bank Ltd.	394,400	7,040,678
Magnificent Hotel Investment Ltd.	90,048,000	2,007,927
Techtronic Industries Co. Ltd.	2,367,000	10,022,163

TOTAL HONG KONG		36,568,376

India - 6.5%
Asian Paints India Ltd.	433,057	7,238,624
Bharti Infratel Ltd.	1,673,826	9,929,200
Housing Development Finance Corp. Ltd.	332,256	6,851,487
Page Industries Ltd.	18,365	3,951,609
Petronet LNG Ltd.	1,596,517	7,137,680
Sun Pharmaceutical Industries Ltd.	709,144	8,829,856

TOTAL INDIA		43,938,456

Indonesia - 3.0%
PT Bank Central Asia Tbk	7,964,500	8,786,275
PT Bank Rakyat Indonesia Tbk	8,236,100	7,246,712
PT Gudang Garam Tbk	886,300	4,569,028

TOTAL INDONESIA		20,602,015

Israel - 1.0%
Sarine Technologies Ltd.	4,978,000	6,683,374
Japan - 35.4%
Arcland Service Holdings Co. Ltd.	191,500	5,453,935
Asahi Group Holdings	227,600	7,726,404
Astellas Pharma, Inc.	876,300	14,600,679
Broadleaf Co. Ltd.	146,951	1,475,025
Century Tokyo Leasing Corp.	91,500	3,170,388
Create SD Holdings Co. Ltd.	211,800	5,163,079
Daito Trust Construction Co. Ltd.	57,400	9,638,590
East Japan Railway Co.	78,300	7,182,435
Fuji Heavy Industries Ltd.	251,300	9,600,867
Harmonic Drive Systems, Inc. (b)	115,100	3,585,797
Hoya Corp.	175,200	6,216,245
Japan Tobacco, Inc.	233,400	9,102,535
Kakaku.com, Inc.	304,100	6,309,071
Kao Corp.	138,300	7,447,900
KDDI Corp.	367,800	11,286,723
Keyence Corp.	10,800	7,618,037
Misumi Group, Inc.	300,900	5,526,609
Mitsubishi Pencil Co. Ltd.	96,200	4,690,155
Mitsui Fudosan Co. Ltd.	196,000	4,242,561
Nakanishi, Inc.	138,400	4,776,578
Nidec Corp.	78,300	7,105,025
Nihon M&A Center, Inc.	56,800	3,481,992
Nihon Parkerizing Co. Ltd.	426,800	5,137,183
Nitori Holdings Co. Ltd.	61,400	7,636,478
Olympus Corp.	135,500	4,675,810
Open House Co. Ltd.	191,800	5,446,426
ORIX Corp.	413,100	5,797,268
ProNexus, Inc.	276,400	2,920,976
Rakuten, Inc.	432,400	4,893,313
Seven Bank Ltd.	1,743,900	5,957,468
Shionogi & Co. Ltd.	141,900	7,360,045
SK Kaken Co. Ltd.	41,000	4,154,866
SoftBank Corp.	181,300	9,979,556
Sosei Group Corp. (a)(b)	27,300	4,335,168
Start Today Co. Ltd.	108,600	5,175,343
Sysmex Corp.	85,000	5,888,101
The Suruga Bank Ltd.	223,500	5,096,098
Toshiba Plant Systems & Services Corp.	355,900	6,286,364
Welcia Holdings Co. Ltd.	65,800	4,341,463

TOTAL JAPAN		240,482,556

Korea (South) - 2.6%
BGFretail Co. Ltd.	26,620	4,772,367
KEPCO Plant Service & Engineering Co. Ltd.	88,695	5,467,718
LG Household & Health Care Ltd.	3,593	3,254,623
Medy-Tox, Inc.	10,750	4,189,679

TOTAL KOREA (SOUTH)		17,684,387

Netherlands - 0.5%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	900,000	3,505,164
New Zealand - 2.1%
EBOS Group Ltd.	495,076	5,899,474
Ryman Healthcare Group Ltd.	1,223,906	8,423,614

TOTAL NEW ZEALAND		14,323,088

Philippines - 1.4%
Bank of the Philippine Islands (BPI)	2,604,550	5,305,821
D&L Industries, Inc.	20,046,200	4,224,059

TOTAL PHILIPPINES		9,529,880

South Africa - 2.7%
Naspers Ltd. Class N	118,300	18,564,029
Taiwan - 7.1%
Advantech Co. Ltd.	743,000	5,791,005
CTCI Corp.	3,183,000	4,501,556
ECLAT Textile Co. Ltd.	418,000	4,696,408
eMemory Technology, Inc.	205,000	2,064,883
Merida Industry Co. Ltd.	674,750	3,127,868
Nien Made Enterprise Co. Ltd.	589,000	6,164,147
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	21,715,307

TOTAL TAIWAN		48,061,174

Thailand - 1.2%
Thai Beverage PCL	10,071,600	7,775,122
United States of America - 3.0%
China Biologic Products, Inc. (a)	41,600	4,966,208
Cognizant Technology Solutions Corp. Class A (a)	147,300	8,468,277
GI Dynamics, Inc. CDI (a)	5,561,290	147,921
ResMed, Inc. CDI	923,110	6,453,961

TOTAL UNITED STATES OF AMERICA		20,036,367

TOTAL COMMON STOCKS
(Cost $548,070,626)		667,764,173

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.42% (d)	8,573,022	8,573,022
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	8,745,363	8,745,363
TOTAL MONEY MARKET FUNDS
(Cost $17,318,385)		17,318,385
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $565,389,011)		685,082,558
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,151,337)
NET ASSETS - 100%		$678,931,221

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,505,164 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,620
Fidelity Securities Lending Cash Central Fund	319,379
Total	$339,999

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$97,086,267	$45,762,302	$51,323,965	$--
Consumer Staples	79,764,606	45,983,225	33,781,381	--
Energy	13,375,983	13,375,983	--	--
Financials	152,602,210	98,787,123	53,815,087	--
Health Care	108,833,472	60,980,846	47,852,626	--
Industrials	67,812,147	30,514,786	37,297,361	--
Information Technology	76,822,547	39,705,105	37,117,440	2
Materials	25,858,478	16,566,426	9,292,049	3
Telecommunication Services	31,195,479	9,929,200	21,266,279	--
Utilities	14,412,984	14,412,984	--	--
Money Market Funds	17,318,385	17,318,385	--	--
Total Investments in Securities:	$685,082,558	$393,336,365	$291,746,188	$5

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$14,544,483
Level 2 to Level 1	$219,750,781

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $570,537,893. Net unrealized appreciation aggregated $114,544,665, of which $159,529,264 related to appreciated investment securities and $44,984,599 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

July 31, 2016

EMF-QTLY-0916
1.804872.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	239,000	$17,956,070
Grupo Financiero Galicia SA sponsored ADR (a)	557,900	16,558,472

TOTAL ARGENTINA		34,514,542

Australia - 0.9%
Amcor Ltd.	1,368,120	15,616,336
Sydney Airport unit	3,172,638	18,227,510

TOTAL AUSTRALIA		33,843,846

Belgium - 0.4%
Anheuser-Busch InBev SA NV	123,200	15,916,478
Bermuda - 2.3%
Axalta Coating Systems (b)	604,600	17,261,330
China Gas Holdings Ltd.	12,714,000	20,090,952
China Resource Gas Group Ltd.	6,481,000	19,004,273
Credicorp Ltd. (United States)	169,132	27,116,934

TOTAL BERMUDA		83,473,489

Brazil - 5.7%
BB Seguridade Participacoes SA	2,546,520	23,671,389
CCR SA	4,291,700	24,791,371
Cielo SA	2,586,354	29,314,245
Kroton Educacional SA	5,197,060	23,145,061
Odontoprev SA	4,131,194	16,563,509
Qualicorp SA	3,145,800	20,859,456
Smiles SA	1,166,000	18,685,344
Ultrapar Participacoes SA	1,152,900	26,326,399
Weg SA	4,644,690	21,874,049

TOTAL BRAZIL		205,230,823

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	802,100	15,480,530
Cayman Islands - 12.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	1,140,800	94,093,184
Baidu.com, Inc. sponsored ADR (b)	353,400	56,402,640
Ctrip.com International Ltd. ADR (a)(b)	666,400	29,101,688
ENN Energy Holdings Ltd.	3,864,000	18,402,609
Fu Shou Yuan International Group Ltd.	22,504,000	15,083,110
NetEase, Inc. sponsored ADR	111,500	22,776,105
New Oriental Education & Technology Group, Inc. sponsored ADR	460,400	20,285,224
Shenzhou International Group Holdings Ltd.	3,623,000	19,099,389
Sino Biopharmaceutical Ltd.	25,812,000	17,233,729
TAL Education Group ADR (a)(b)	287,300	17,298,333
Tencent Holdings Ltd.	5,860,400	141,546,985

TOTAL CAYMAN ISLANDS		451,322,996

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	664,800	16,473,744
China - 1.9%
Inner Mongoli Yili Industries Co. Ltd.	6,538,508	18,263,906
Jiangsu Hengrui Medicine Co. Ltd.	2,576,125	16,953,323
Kweichow Moutai Co. Ltd.	373,592	17,626,061
Shanghai International Airport Co. Ltd.	3,477,900	14,608,820

TOTAL CHINA		67,452,110

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	334,100	19,033,677
France - 0.5%
Dassault Systemes SA	210,062	17,348,319
Germany - 1.0%
adidas AG	111,600	18,332,736
Wirecard AG (a)	373,363	17,360,491

TOTAL GERMANY		35,693,227

Hong Kong - 2.1%
AIA Group Ltd.	2,969,600	18,391,586
CSPC Pharmaceutical Group Ltd.	20,038,000	17,330,246
Guangdong Investment Ltd.	14,407,000	22,097,765
Techtronic Industries Co. Ltd.	4,445,500	18,822,782

TOTAL HONG KONG		76,642,379

India - 12.6%
Amara Raja Batteries Ltd.	1,258,458	17,692,611
Asian Paints India Ltd.	1,314,003	21,963,790
Bharti Infratel Ltd.	3,348,324	19,862,386
Colgate-Palmolive (India)	1,319,906	18,482,248
Divi's Laboratories Ltd.	20,443	367,578
GlaxoSmithKline Consumer Healthcare Ltd. (b)	197,387	18,747,693
Godrej Consumer Products Ltd.	830,563	19,822,363
HDFC Bank Ltd.	855,782	19,027,987
Hindustan Unilever Ltd.	1,774,748	24,563,705
Housing Development Finance Corp. Ltd.	2,330,814	48,063,969
IndusInd Bank Ltd.	1,031,214	18,188,384
Infosys Ltd.	2,636,240	42,442,052
ITC Ltd.	8,009,487	30,335,234
LIC Housing Finance Ltd.	2,470,464	19,272,992
Lupin Ltd.	848,383	22,144,763
Power Grid Corp. of India Ltd.	7,538,579	19,905,332
Sun Pharmaceutical Industries Ltd.	2,150,462	26,776,325
Tata Consultancy Services Ltd.	860,603	33,818,580
Titan Co. Ltd.	2,648,804	16,746,021
Zee Entertainment Enterprises Ltd.	2,573,509	19,200,450

TOTAL INDIA		457,424,463

Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	227,204,900	16,825,496
PT Bank Central Asia Tbk	27,097,900	29,893,855
PT Bank Rakyat Indonesia Tbk	27,918,900	24,565,051
PT Kalbe Farma Tbk	154,531,500	19,761,061
PT Matahari Department Store Tbk	12,751,900	19,397,764
PT Surya Citra Media Tbk	72,695,600	17,537,741
PT Tower Bersama Infrastructure Tbk	34,094,700	14,836,797

TOTAL INDONESIA		142,817,765

Israel - 0.7%
Check Point Software Technologies Ltd. (b)	78,200	6,012,016
Frutarom Industries Ltd.	366,000	18,313,438

TOTAL ISRAEL		24,325,454

Kenya - 0.5%
Safaricom Ltd.	97,344,900	18,288,169
Korea (South) - 4.8%
AMOREPACIFIC Corp.	85,262	29,728,303
AMOREPACIFIC Group, Inc.	159,881	20,760,967
Coway Co. Ltd.	230,135	17,723,373
Hanssem Co. Ltd.	111,396	17,217,930
KT&G Corp.	251,744	27,373,314
LG Household & Health Care Ltd.	31,452	28,489,950
NAVER Corp.	53,099	33,878,765

TOTAL KOREA (SOUTH)		175,172,602

Luxembourg - 0.5%
Eurofins Scientific SA	45,580	17,094,009
Malta - 0.5%
Brait SA	2,002,400	17,996,897
Mexico - 7.3%
Banregio Grupo Financiero S.A.B. de CV	2,857,515	16,370,894
El Puerto de Liverpool S.A.B. de CV Class C	1,638,500	15,880,779
Fomento Economico Mexicano S.A.B. de CV unit	3,341,267	29,893,202
Gruma S.A.B. de CV Series B	1,304,200	18,757,526
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,031,957	19,991,206
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,269,940	19,516,438
Grupo Aeroportuario Norte S.A.B. de CV	3,019,300	18,777,631
Grupo Financiero Banorte S.A.B. de CV Series O	5,218,500	28,580,681
Infraestructura Energetica Nova S.A.B. de CV (a)	3,930,500	15,877,124
Kimberly-Clark de Mexico SA de CV Series A	8,378,000	18,949,919
Megacable Holdings S.A.B. de CV unit	3,842,652	15,401,349
Promotora y Operadora de Infraestructura S.A.B. de CV	1,606,500	18,734,789
Tenedora Nemak SA de CV	1,402,711	1,594,228
Wal-Mart de Mexico SA de CV Series V	11,476,300	26,227,171

TOTAL MEXICO		264,552,937

Philippines - 4.8%
Ayala Corp.	1,189,860	21,966,646
Ayala Land, Inc.	26,863,100	22,516,551
D&L Industries, Inc.	77,778,100	16,389,104
GT Capital Holdings, Inc.	594,605	19,431,124
International Container Terminal Services, Inc.	8,846,580	12,014,453
Security Bank Corp.	3,584,920	16,659,893
SM Investments Corp.	1,396,713	20,420,907
SM Prime Holdings, Inc.	37,580,800	23,286,140
Universal Robina Corp.	4,636,420	19,716,468

TOTAL PHILIPPINES		172,401,286

Russia - 1.4%
Magnit OJSC	168,901	26,132,432
NOVATEK OAO GDR (Reg. S)	241,100	24,061,780

TOTAL RUSSIA		50,194,212

South Africa - 8.6%
Aspen Pharmacare Holdings Ltd.	1,017,090	27,476,542
Bidcorp Ltd. (b)	1,141,398	21,298,148
Capitec Bank Holdings Ltd.	428,700	19,008,724
Discovery Ltd.	2,203,285	19,838,890
FirstRand Ltd.	8,309,300	29,085,917
Mondi Ltd.	976,466	19,778,690
Mr Price Group Ltd.	1,326,288	21,870,316
Naspers Ltd. Class N	501,112	78,636,160
Remgro Ltd.	1,342,800	25,170,396
Sanlam Ltd.	4,901,000	23,090,529
Shoprite Holdings Ltd.	1,730,900	25,350,164

TOTAL SOUTH AFRICA		310,604,476

Spain - 0.5%
Amadeus IT Holding SA Class A	369,000	17,324,701
Switzerland - 0.5%
Sika AG	3,880	18,199,009
Taiwan - 5.7%
Advantech Co. Ltd.	2,254,000	17,567,868
ECLAT Textile Co. Ltd.	1,784,288	20,047,235
Largan Precision Co. Ltd.	251,000	26,978,221
Taiwan Semiconductor Manufacturing Co. Ltd.	25,950,000	140,631,949

TOTAL TAIWAN		205,225,273

Thailand - 1.5%
Airports of Thailand PCL (For. Reg.)	1,715,500	19,455,139
Bangkok Dusit Medical Services PCL (For. Reg.)	25,174,800	16,262,791
Thai Beverage PCL	24,450,900	18,875,723

TOTAL THAILAND		54,593,653

Turkey - 1.6%
Bim Birlesik Magazalar A/S JSC	1,079,000	19,937,003
Tofas Turk Otomobil Fabrikasi A/S	2,077,673	16,413,022
Tupras Turkiye Petrol Rafinelleri A/S	1,002,000	21,415,488

TOTAL TURKEY		57,765,513

United Arab Emirates - 0.9%
DP World Ltd.	1,028,956	17,481,962
First Gulf Bank PJSC	5,161,926	17,005,447

TOTAL UNITED ARAB EMIRATES		34,487,409

United Kingdom - 1.4%
British American Tobacco PLC (United Kingdom)	267,500	17,073,152
Hikma Pharmaceuticals PLC	501,648	17,487,285
NMC Health PLC	1,083,100	15,839,387

TOTAL UNITED KINGDOM		50,399,824

United States of America - 9.6%
A.O. Smith Corp.	190,100	17,658,389
Alphabet, Inc. Class C (b)	22,445	17,255,492
Amazon.com, Inc. (b)	23,480	17,816,859
American Tower Corp.	128,800	14,911,176
China Biologic Products, Inc. (b)	149,278	17,820,808
Ecolab, Inc.	130,100	15,401,238
Facebook, Inc. Class A (b)	127,700	15,827,138
Gartner, Inc. Class A (b)	159,800	16,019,950
International Flavors & Fragrances, Inc.	134,310	17,896,808
MasterCard, Inc. Class A	192,800	18,362,272
McGraw Hill Financial, Inc.	156,600	19,136,520
MercadoLibre, Inc.	105,100	16,088,708
Mettler-Toledo International, Inc. (b)	43,380	17,838,290
Moody's Corp.	165,500	17,544,655
MSCI, Inc. Class A	223,300	19,212,732
NIKE, Inc. Class B	325,100	18,043,050
Philip Morris International, Inc.	179,200	17,966,592
PPG Industries, Inc.	170,956	17,900,803
TransDigm Group, Inc. (b)	63,200	17,665,664
Visa, Inc. Class A	223,000	17,405,150

TOTAL UNITED STATES OF AMERICA		347,772,294

TOTAL COMMON STOCKS
(Cost $2,912,811,721)		3,509,066,106

Preferred Stocks - 3.1%
Convertible Preferred Stocks - 0.7%
India - 0.7%
PC Jeweller Ltd. 13.00% (c)(d)	169,426,966	25,613,182
Nonconvertible Preferred Stocks - 2.4%
Brazil - 2.4%
Ambev SA sponsored ADR	7,167,380	41,427,456
Itau Unibanco Holding SA	4,473,400	46,618,612
		88,046,068
TOTAL PREFERRED STOCKS
(Cost $112,333,143)		113,659,250

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.42% (e)	32,817,983	32,817,983
Fidelity Securities Lending Cash Central Fund, 0.45% (e)(f)	37,813,783	37,813,783
TOTAL MONEY MARKET FUNDS
(Cost $70,631,766)		70,631,766
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $3,095,776,630)		3,693,357,122
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(74,541,372)
NET ASSETS - 100%		$3,618,815,750

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,613,182 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$25,285,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130,507
Fidelity Securities Lending Cash Central Fund	1,059,531
Total	$1,190,038

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$535,818,622	$413,236,544	$122,582,078	$--
Consumer Staples	571,715,178	538,725,548	32,989,630	--
Energy	71,803,667	71,803,667	--	--
Financials	680,139,113	661,111,126	19,027,987	--
Health Care	306,842,779	306,842,779	--	--
Industrials	278,910,939	278,910,939	--	--
Information Technology	813,935,361	489,314,375	324,620,986	--
Materials	195,194,290	195,194,290	--	--
Telecommunication Services	52,987,352	52,987,352	--	--
Utilities	115,378,055	115,378,055	--	--
Money Market Funds	70,631,766	70,631,766	--	--
Total Investments in Securities:	$3,693,357,122	$3,194,136,441	$499,220,681	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$70,541,768
Level 2 to Level 1	$803,937,739

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $3,124,679,238. Net unrealized appreciation aggregated $568,677,884, of which $663,935,331 related to appreciated investment securities and $95,257,447 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

July 31, 2016

VSF-S-QTLY-0916
1.907975.106

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 4.0%
Ansell Ltd.	3,944,416	$58,062,717
Macquarie Group Ltd.	1,656,484	93,645,481
Transurban Group unit	7,227,051	68,982,000
Westpac Banking Corp.	12,687,509	300,216,244

TOTAL AUSTRALIA		520,906,442

Bailiwick of Jersey - 0.5%
Wolseley PLC	1,175,033	65,517,940
Belgium - 0.4%
Anheuser-Busch InBev SA NV	384,030	49,613,676
Canada - 0.8%
Imperial Oil Ltd.	2,066,000	63,563,145
Potash Corp. of Saskatchewan, Inc.	2,520,800	39,289,457

TOTAL CANADA		102,852,602

Finland - 1.0%
Sampo Oyj (A Shares)	3,197,813	132,530,994
France - 17.2%
Atos Origin SA	1,829,506	179,319,141
AXA SA	8,903,673	181,210,612
Capgemini SA	1,907,205	183,267,334
Havas SA	9,394,531	79,151,254
Orange SA	6,739,300	103,428,287
Renault SA	1,052,492	92,075,684
Sanofi SA	3,261,780	277,816,387
Societe Generale Series A	4,443,800	151,505,627
SR Teleperformance SA	771,600	71,763,754
Total SA	8,405,963	404,274,905
Unibail-Rodamco	554,000	152,458,418
VINCI SA	2,830,800	214,860,608
Vivendi SA	6,376,781	125,212,589

TOTAL FRANCE		2,216,344,600

Germany - 6.2%
Axel Springer Verlag AG (a)	1,168,400	64,020,352
BASF AG	2,870,431	225,476,878
Bayer AG	432,314	46,472,836
Continental AG	344,533	72,222,730
Fresenius SE & Co. KGaA	2,022,600	151,030,010
GEA Group AG	1,857,760	99,144,434
ProSiebenSat.1 Media AG	1,116,700	51,152,410
SAP AG	1,016,069	88,929,823

TOTAL GERMANY		798,449,473

Hong Kong - 1.5%
AIA Group Ltd.	15,090,200	93,457,944
Power Assets Holdings Ltd.	10,732,050	105,060,218

TOTAL HONG KONG		198,518,162

Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	20,563,200	18,092,979
Ireland - 1.8%
Allergan PLC (b)	230,400	58,279,680
CRH PLC	2,261,300	69,004,020
Medtronic PLC	1,210,500	106,076,115

TOTAL IRELAND		233,359,815

Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,337,892	178,577,222
Italy - 2.4%
Eni SpA	10,937,500	167,781,455
Intesa Sanpaolo SpA	31,979,100	70,566,941
Telecom Italia SpA (b)	75,035,000	64,116,628

TOTAL ITALY		302,465,024

Japan - 20.4%
Astellas Pharma, Inc.	7,043,300	117,353,605
Daito Trust Construction Co. Ltd.	581,900	97,712,468
Dentsu, Inc.	2,525,500	120,654,874
East Japan Railway Co.	817,500	74,989,027
Fuji Heavy Industries Ltd.	2,394,600	91,485,218
Hoya Corp.	2,443,200	86,686,819
Itochu Corp.	10,202,600	115,675,611
Japan Tobacco, Inc.	3,214,200	125,352,911
KDDI Corp.	3,850,200	118,151,555
Makita Corp.	1,402,600	98,680,799
Mitsubishi UFJ Financial Group, Inc.	57,140,400	288,874,756
Nippon Prologis REIT, Inc.	31,814	79,559,444
Nippon Telegraph & Telephone Corp.	4,735,100	225,010,874
OBIC Co. Ltd.	1,460,800	85,037,033
Olympus Corp.	3,406,400	117,547,454
ORIX Corp.	9,519,700	133,595,386
Seven & i Holdings Co. Ltd.	2,871,700	119,241,851
Seven Bank Ltd.	13,304,000	45,448,794
Sony Corp.	3,671,500	120,524,009
Sony Financial Holdings, Inc. (a)	2,989,200	37,446,751
Toyota Motor Corp.	6,026,400	337,688,387

TOTAL JAPAN		2,636,717,626

Luxembourg - 0.5%
RTL Group SA	747,439	63,734,019
Netherlands - 4.1%
ING Groep NV (Certificaten Van Aandelen)	14,966,134	167,321,379
Mylan N.V. (b)	1,067,100	49,929,609
PostNL NV (b)	5,580,449	21,437,005
RELX NV	11,208,563	201,971,486
Wolters Kluwer NV	2,043,900	85,976,143

TOTAL NETHERLANDS		526,635,622

New Zealand - 0.0%
Auckland International Airport Ltd.	198,659	1,058,820
Spain - 2.0%
Iberdrola SA	658,047	4,520,855
Iberdrola SA	29,175,540	200,439,170
Mediaset Espana Comunicacion SA	4,360,400	50,114,252

TOTAL SPAIN		255,074,277

Sweden - 2.3%
Nordea Bank AB	19,569,333	174,379,063
Swedbank AB (A Shares)	5,763,300	121,098,672

TOTAL SWEDEN		295,477,735

Switzerland - 7.5%
ABB Ltd. (Reg.)	4,526,510	96,152,562
Credit Suisse Group AG	4,681,100	53,831,378
Lafargeholcim Ltd. (Reg.)	1,914,930	91,123,165
Nestle SA	1,774,898	142,227,260
Novartis AG	2,727,035	226,189,047
Syngenta AG (Switzerland)	94,409	37,129,667
UBS Group AG	10,935,771	150,694,924
Zurich Insurance Group AG	679,963	163,254,380

TOTAL SWITZERLAND		960,602,383

United Kingdom - 19.2%
AstraZeneca PLC (United Kingdom)	4,053,947	271,404,506
Aviva PLC	20,798,072	107,100,487
BAE Systems PLC	22,354,950	157,838,925
Bunzl PLC	4,695,236	146,958,974
Compass Group PLC	7,939,917	150,841,088
HSBC Holdings PLC sponsored ADR (a)	6,903,311	226,083,435
Imperial Tobacco Group PLC	4,312,361	227,346,080
Informa PLC	11,734,063	110,880,242
ITV PLC	24,897,885	64,584,168
Lloyds Banking Group PLC	221,640,700	155,891,023
Micro Focus International PLC	3,419,700	87,619,526
National Grid PLC	12,867,615	184,506,489
Rio Tinto PLC	7,560,137	245,343,402
Royal Dutch Shell PLC Class B (United Kingdom)	4,453,663	118,461,767
Vodafone Group PLC sponsored ADR	7,320,266	226,196,219

TOTAL UNITED KINGDOM		2,481,056,331

United States of America - 4.9%
Altria Group, Inc.	898,100	60,801,370
Chevron Corp.	982,800	100,717,344
ConocoPhillips Co.	1,883,100	76,868,142
Constellation Brands, Inc. Class A (sub. vtg.)	766,700	126,221,821
Edgewell Personal Care Co. (b)	610,900	51,688,249
McGraw Hill Financial, Inc.	957,000	116,945,400
Molson Coors Brewing Co. Class B	563,400	57,556,944
Monsanto Co.	412,900	44,085,333

TOTAL UNITED STATES OF AMERICA		634,884,603

TOTAL COMMON STOCKS
(Cost $12,186,014,102)		12,672,470,345

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $65,583,102)	324,190	45,595,508

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.42% (c)	38,584,553	38,584,553
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	31,591,771	31,591,771
TOTAL MONEY MARKET FUNDS
(Cost $70,176,324)		70,176,324
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $12,321,773,528)		12,788,242,177
NET OTHER ASSETS (LIABILITIES) - 0.9%		111,059,787
NET ASSETS - 100%		$12,899,301,964

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$272,610
Fidelity Securities Lending Cash Central Fund	7,607,620
Total	$7,880,230

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,927,884,413	$728,354,352	$1,199,530,061	$--
Consumer Staples	960,050,162	523,614,464	436,435,698	--
Energy	931,666,758	241,148,631	690,518,127	--
Financials	3,312,922,980	1,446,708,689	1,866,214,291	--
Health Care	1,745,426,007	601,955,353	1,143,470,654	--
Industrials	1,233,060,459	624,205,595	608,854,864	--
Information Technology	624,172,857	450,206,001	173,966,856	--
Materials	751,451,922	174,497,955	576,953,967	--
Telecommunication Services	736,903,563	226,196,219	510,707,344	--
Utilities	494,526,732	310,020,243	184,506,489	--
Money Market Funds	70,176,324	70,176,324	--	--
Total Investments in Securities:	$12,788,242,177	$5,397,083,826	$7,391,158,351	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$361,938,250
Level 2 to Level 1	$381,962,718

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $12,437,370,420. Net unrealized appreciation aggregated $350,871,757, of which $1,452,610,574 related to appreciated investment securities and $1,101,738,817 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016